UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202
(Name and address of agent for service)

513-794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedules of Investments.

Ohio National Fund, Inc.		Equity Portfolio

Schedule of Investments		March 31, 2015 (Unaudited)

Common Stocks - 96.9%		Shares	Value
CONSUMER DISCRETIONARY - 11.8%
McDonald's Corp. (Hotels, Restaurants & Leisure)		79,149	$7,712,279
PulteGroup, Inc. (Household Durables)		661,607	14,707,524
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	36,610	13,622,581
Expedia, Inc. (Internet & Catalog Retail)		95,070	8,948,939
Lowe's Cos., Inc. (Specialty Retail)		142,520	10,602,063
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		46,680	6,138,420
			61,731,806
CONSUMER STAPLES - 3.7%
Keurig Green Mountain, Inc. (Food Products)		96,810	10,816,581
Colgate-Palmolive Co. (Household Products)		121,360	8,415,102
			19,231,683
ENERGY - 8.9%
Baker Hughes, Inc. (Energy Equip. & Svs.)		116,430	7,402,619
Apache Corp. (Oil, Gas & Consumable Fuels)		186,210	11,234,049
Chevron Corp. (Oil, Gas & Consumable Fuels)		94,750	9,946,855
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		324,970	9,063,413
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		95,790	8,782,985
			46,429,921
FINANCIALS - 21.6%
Citigroup, Inc. (Banks)		396,630	20,434,378
Citizens Financial Group, Inc. (Banks)		271,290	6,546,228
JPMorgan Chase & Co. (Banks)		244,190	14,793,030
Wells Fargo & Co. (Banks)		257,460	14,005,824
E*TRADE Financial Corp. (Capital Markets)	(a)	374,440	10,692,134
KKR & Co. LP (Capital Markets)		344,830	7,865,572
American International Group, Inc. (Insurance)		233,720	12,805,519
Genworth Financial, Inc. Class A (Insurance)	(a)	955,140	6,982,073
Hartford Financial Services Group, Inc. / The (Insurance)		211,270	8,835,311
American Homes 4 Rent (Real Estate Investment Trusts)		614,910	10,176,761
			113,136,830
HEALTH CARE - 16.4%
Amgen, Inc. (Biotechnology)		88,670	14,173,899
Medtronic PLC (Health Care Equip. & Supplies)		179,210	13,976,588
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	130,650	11,336,501
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		115,194	13,626,298
AbbVie, Inc. (Pharmaceuticals)		134,506	7,873,981
Merck & Co., Inc. (Pharmaceuticals)		269,850	15,510,978
Perrigo Co. PLC (Pharmaceuticals)		56,470	9,348,609
			85,846,854
INDUSTRIALS - 8.0%
Boeing Co. / The (Aerospace & Defense)		60,370	9,060,330
United Continental Holdings, Inc. (Airlines)	(a)	180,470	12,136,608
Rockwell Automation, Inc. (Electrical Equip.)		77,070	8,939,349
PACCAR, Inc. (Machinery)		130,695	8,252,082
Norfolk Southern Corp. (Road & Rail)		37,315	3,840,460
			42,228,829
INFORMATION TECHNOLOGY - 17.8%
Cisco Systems, Inc. (Communications Equip.)		550,530	15,153,338
Yahoo!, Inc. (Internet Software & Svs.)	(a)	283,950	12,617,318
Teradata Corp. (IT Svs.)	(a)	159,803	7,053,704
Broadcom Corp. Class A (Semiconductors & Equip.)		250,990	10,866,612
NXP Semiconductors NV (Semiconductors & Equip.)	(a)	94,497	9,483,719
Microsoft Corp. (Software)		447,430	18,190,267
Apple, Inc. (Tech. Hardware, Storage & Periph.)		56,945	7,085,666
EMC Corp. (Tech. Hardware, Storage & Periph.)		509,530	13,023,587
			93,474,211
MATERIALS - 4.4%
Albemarle Corp. (Chemicals)		96,050	5,075,282
LyondellBasell Industries NV Class A (Chemicals)		111,580	9,796,724
Steel Dynamics, Inc. (Metals & Mining)		420,706	8,456,191
			23,328,197
UTILITIES - 4.3%
AES Corp. (Ind. Power & Renewable Elec.)		694,921	8,929,735
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	590,610	13,507,251
			22,436,986
Total Common Stocks (Cost $458,643,362)			$507,845,317

Money Market Funds - 1.0%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		5,259,000	$5,259,000
Total Money Market Funds (Cost $5,259,000)			$5,259,000

Total Investments - 97.9% (Cost $463,902,362)	(b)		$513,104,317
Other Assets in Excess of Liabilities - 2.1%			11,177,850
Net Assets - 100.0%			$524,282,167

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.				Money Market Portfolio

Schedule of Investments			March 31, 2015 (Unaudited)

Commercial Paper - 46.6%		(b) Rate	Maturity	Face Amount	Amortized Cost
CONSUMER STAPLES - 4.5%
Wal-Mart Stores, Inc. (Food & Staples Retailing)	(a)	0.060%	04/13/2015	$9,000,000	$8,999,820
ENERGY - 4.6%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		0.080%	04/06/2015	9,000,000	8,999,900
FINANCIALS - 22.8%
U.S. Bank (Commercial Banks)		0.050%	04/01/2015	9,000,000	9,000,000
American Honda Finance Corp. (Consumer Finance)		0.080%	04/13/2015	9,000,000	8,999,760
John Deere Capital Corp. (Consumer Finance)	(a)	0.110%	05/07/2015	9,000,000	8,999,010
Toyota Motor Credit Corp. (Consumer Finance)		0.080%	04/14/2015	9,000,000	8,999,740
Prudential Funding LLC (Insurance)		0.060%	04/01/2015	9,000,000	9,000,000
					44,998,510
HEALTH CARE - 10.1%
Johnson & Johnson (Pharmaceuticals)	(a)	0.040%	04/07/2015	9,000,000	8,999,940
Merck & Co., Inc. (Pharmaceuticals)	(a)	0.080%	04/16/2015	9,000,000	8,999,700
Pfizer, Inc. (Pharmaceuticals)	(a)	0.060%	04/09/2015	2,000,000	1,999,973
					19,999,613
MATERIALS - 4.6%
E.I. du Pont de Nemours & Co. (Chemicals)	(a)	0.120%	04/02/2015	9,000,000	8,999,970
Total Commercial Paper (Cost $91,997,813)					$91,997,813

U.S. Government Agency Issues - 4.6%		Rate	Maturity	Face Amount	Amortized Cost
Federal Home Loan Bank		0.035%	04/01/2015	$9,000,000	$9,000,000
Total U.S. Government Agency Issues (Cost $9,000,000)					$9,000,000

Money Market Funds - 13.7%				Shares	Value
Federated Prime Cash Obligations Fund - Institutional Class				9,000,000	$9,000,000
Fidelity Institutional Money Market Funds Money Market Portfolio - Class I				9,000,000	9,000,000
First American Prime Obligations Fund - Class Z				9,000,000	9,000,000
Total Money Market Funds (Cost $27,000,000)					$27,000,000

Total Investments - 64.9% (Cost $127,997,813)	(c)				$127,997,813
Other Assets in Excess of Liabilities - 35.1%					69,278,692
Net Assets - 100.0%					$197,276,505

Percentages are stated as a percent of net assets.

Footnotes:

(a) Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2015, the value of these securities totaled $46,998,413, or 23.8% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b) Rate presented is the effective yield at the time of purchase.

(c) Represents cost for federal income tax and financial reporting purposes. See also Note 2 regarding the use of amortized cost for valuation of instruments in this Portfolio.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.				Bond Portfolio

Schedule of Investments				March 31, 2015 (Unaudited)

Corporate Bonds - 98.1%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 11.0%
Magna International, Inc. (Auto Components)		3.625%	06/15/2024	$1,000,000	$1,018,824
General Motors Co. (Automobiles)		5.000%	04/01/2035	900,000	960,426
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3.350%	11/01/2022	206,000	196,945
Newell Rubbermaid, Inc. (Household Durables)		6.250%	04/15/2018	500,000	561,378
Mattel, Inc. (Leisure Products)		2.350%	05/06/2019	1,000,000	997,409
Mattel, Inc. (Leisure Products)		3.150%	03/15/2023	625,000	624,808
21st Century Fox America, Inc. (Media)		4.500%	02/15/2021	1,250,000	1,384,574
Comcast Corp. (Media)		4.250%	01/15/2033	750,000	808,677
Discovery Communications, LLC (Media)		4.375%	06/15/2021	1,000,000	1,078,573
Discovery Communications, LLC (Media)		3.300%	05/15/2022	275,000	276,569
Time Warner Cable, Inc. (Media)		4.500%	09/15/2042	425,000	439,469
Time Warner, Inc. (Media)		2.100%	06/01/2019	1,400,000	1,407,111
Viacom, Inc. (Media)		4.850%	12/15/2034	1,500,000	1,549,758
Walt Disney Co. / The (Media)		3.700%	12/01/2042	925,000	939,841
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	1,250,000	1,326,994
Target Corp. (Multiline Retail)		2.900%	01/15/2022	1,500,000	1,543,836
AutoZone, Inc. (Specialty Retail)		3.125%	07/15/2023	925,000	924,020
Bed Bath & Beyond, Inc. (Specialty Retail)		5.165%	08/01/2044	900,000	992,544
Lowe's Cos., Inc. (Specialty Retail)		3.800%	11/15/2021	1,000,000	1,093,505
					18,125,261
CONSUMER STAPLES - 5.4%
Anheuser-Busch Cos., LLC (Beverages)		5.500%	01/15/2018	750,000	835,258
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.000%	01/17/2043	750,000	764,205
CVS Health Corp. (Food & Staples Retailing)		5.750%	06/01/2017	301,000	330,483
CVS Health Corp. (Food & Staples Retailing)		4.000%	12/05/2023	1,000,000	1,083,995
Kroger Co. / The (Food & Staples Retailing)		2.950%	11/01/2021	900,000	917,515
Sysco Corp. (Food & Staples Retailing)		4.350%	10/02/2034	900,000	945,598
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	1,500,000	1,620,366
Tyson Foods, Inc. (Food Products)	(b)	6.600%	04/01/2016	1,000,000	1,054,826
Philip Morris International, Inc. (Tobacco)		4.125%	05/17/2021	1,250,000	1,372,261
					8,924,507
ENERGY - 15.7%
Ensco PLC (Energy Equip. & Svs.)		5.200%	03/15/2025	900,000	904,824
Noble Holding International Ltd. (Energy Equip. & Svs.)		4.000%	03/16/2018	900,000	904,850
Noble Holding International Ltd. (Energy Equip. & Svs.)		5.950%	04/01/2025	1,000,000	976,485
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	1,500,000	1,576,484
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	1,000,000	1,066,669
Buckeye Partners LP (Oil, Gas & Consumable Fuels)		4.875%	02/01/2021	1,000,000	1,060,130
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		4.875%	04/15/2022	1,000,000	937,500
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		3.250%	05/15/2022	900,000	909,164
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		4.050%	03/15/2025	900,000	908,698
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		3.900%	02/15/2024	1,000,000	1,046,230
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		3.150%	04/01/2025	900,000	917,861
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	1,000,000	1,029,670
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	1,033,170
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.250%	02/01/2021	1,000,000	1,080,944
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	1,017,775
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	12/01/2024	1,000,000	1,022,400
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		3.700%	12/01/2022	1,400,000	1,293,855
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3.125%	02/15/2022	1,000,000	1,029,896
Phillips 66 (Oil, Gas & Consumable Fuels)		4.300%	04/01/2022	1,300,000	1,417,416
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		2.850%	01/31/2023	1,000,000	974,637
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.375%	03/25/2020	1,250,000	1,397,187
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		4.050%	01/23/2020	900,000	930,019
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	1,425,000	1,391,380
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.750%	06/24/2044	1,000,000	947,536
					25,774,780
FINANCIALS - 26.2%
Bank of America Corp. (Banks)		5.650%	05/01/2018	1,000,000	1,109,099
Bank of America Corp. (Banks)		4.200%	08/26/2024	500,000	517,283
Citigroup, Inc. (Banks)		6.125%	05/15/2018	1,250,000	1,406,661
Comerica Bank (Banks)		5.750%	11/21/2016	1,500,000	1,607,793
Fifth Third Bancorp (Banks)		4.500%	06/01/2018	1,750,000	1,871,739
KeyCorp (Banks)		5.100%	03/24/2021	500,000	567,877
SunTrust Banks, Inc. (Banks)		2.500%	05/01/2019	1,400,000	1,422,613
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	1,068,250
Bank of New York Mellon Corp. / The (Capital Markets)		2.200%	05/15/2019	500,000	508,009
Goldman Sachs Group, Inc. / The (Capital Markets)		6.150%	04/01/2018	1,250,000	1,405,092
Janus Capital Group, Inc. (Capital Markets)	(b)	6.700%	06/15/2017	1,500,000	1,648,648
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	1,250,000	1,310,066
Northern Trust Corp. (Capital Markets)		3.450%	11/04/2020	1,000,000	1,079,435
State Street Corp. (Capital Markets)		4.375%	03/07/2021	1,250,000	1,404,531
Ally Financial, Inc. (Consumer Finance)		5.125%	09/30/2024	1,000,000	1,030,000
Capital One Financial Corp. (Consumer Finance)		2.450%	04/24/2019	925,000	936,000
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	750,000	826,171
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	900,000	940,867
General Electric Capital Corp. (Diversified Financial Svs.)		5.625%	05/01/2018	1,000,000	1,122,667
Moody's Corp. (Diversified Financial Svs.)		5.250%	07/15/2044	1,000,000	1,135,920
Aflac, Inc. (Insurance)		3.625%	06/15/2023	1,425,000	1,499,888
Allstate Corp. / The (Insurance)		5.200%	01/15/2042	500,000	615,943
American International Group, Inc. (Insurance)		3.875%	01/15/2035	1,400,000	1,407,141
Hartford Financial Services Group, Inc. / The (Insurance)		5.375%	03/15/2017	1,500,000	1,610,324
Liberty Mutual Group, Inc. (Insurance)	(a)	4.850%	08/01/2044	1,500,000	1,626,744
Loews Corp. (Insurance)		5.250%	03/15/2016	750,000	781,848
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	1,400,000	1,444,484
Metropolitan Life Global Funding I (Insurance)	(a)	2.300%	04/10/2019	1,500,000	1,522,672
New York Life Global Funding (Insurance)	(a)	2.150%	06/18/2019	1,000,000	1,010,002
Prudential Financial, Inc. (Insurance)		6.100%	06/15/2017	1,500,000	1,651,779
Boston Properties LP (Real Estate Investment Trusts)		3.125%	09/01/2023	925,000	932,029
Camden Property Trust (Real Estate Investment Trusts)		4.250%	01/15/2024	500,000	533,371
Equity One, Inc. (Real Estate Investment Trusts)		6.250%	01/15/2017	1,250,000	1,343,735
Federal Realty Investment Trust (Real Estate Investment Trusts)		3.000%	08/01/2022	1,425,000	1,438,666
HCP, Inc. (Real Estate Investment Trusts)		5.375%	02/01/2021	1,000,000	1,125,797
Simon Property Group LP (Real Estate Investment Trusts)		3.750%	02/01/2024	1,475,000	1,555,848
					43,018,992
HEALTH CARE - 5.3%
Amgen, Inc. (Biotechnology)		4.100%	06/15/2021	1,000,000	1,082,926
Gilead Sciences, Inc. (Biotechnology)		4.500%	02/01/2045	900,000	999,146
Becton Dickinson and Co. (Health Care Equip. & Supplies)		5.000%	05/15/2019	500,000	559,041
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4.875%	11/15/2019	500,000	557,504
Express Scripts Holding Co. (Health Care Providers & Svs.)		2.250%	06/15/2019	1,400,000	1,406,304
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	425,000	443,682
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.700%	04/01/2019	1,000,000	1,017,420
AbbVie, Inc. (Pharmaceuticals)		2.900%	11/06/2022	1,425,000	1,416,409
Merck Sharp & Dohme Corp. (Pharmaceuticals)		5.000%	06/30/2019	1,000,000	1,133,600
					8,616,032
INDUSTRIALS - 11.6%
BAE Systems Holdings, Inc. (Aerospace & Defense)	(a)	6.375%	06/01/2019	750,000	870,241
Lockheed Martin Corp. (Aerospace & Defense)		3.350%	09/15/2021	1,000,000	1,061,183
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	998,883
Raytheon Co. (Aerospace & Defense)		4.400%	02/15/2020	1,250,000	1,389,143
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,425,000	1,604,694
American Airlines Group, Inc. (Airlines)	(a)	4.625%	03/01/2020	1,000,000	979,375
Republic Services, Inc. (Commercial Svs. & Supplies)		3.800%	05/15/2018	1,000,000	1,060,053
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	500,000	564,564
Emerson Electric Co. (Electrical Equip.)		4.250%	11/15/2020	1,250,000	1,397,783
Caterpillar, Inc. (Machinery)		5.700%	08/15/2016	1,000,000	1,068,505
Deere & Co. (Machinery)		4.375%	10/16/2019	1,250,000	1,388,511
Illinois Tool Works, Inc. (Machinery)		3.375%	09/15/2021	500,000	531,439
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,525,994
Burlington Northern Santa Fe, LLC (Road & Rail)		4.550%	09/01/2044	900,000	986,351
CSX Corp. (Road & Rail)		5.600%	05/01/2017	1,500,000	1,632,062
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	600,000	615,530
Union Pacific Corp. (Road & Rail)		4.000%	02/01/2021	1,250,000	1,382,671
					19,056,982
INFORMATION TECHNOLOGY - 4.0%
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	1,000,000	1,105,059
Intel Corp. (Semiconductors & Equip.)		4.000%	12/15/2032	1,500,000	1,560,431
KLA-Tencor Corp. (Semiconductors & Equip.)		3.375%	11/01/2019	900,000	934,565
Microsoft Corp. (Software)		3.500%	02/12/2035	400,000	398,986
Oracle Corp. (Software)		4.300%	07/08/2034	1,500,000	1,627,748
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.500%	02/09/2025	1,000,000	979,467
					6,606,256
MATERIALS - 5.4%
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,400,000	1,424,241
Eastman Chemical Co. (Chemicals)		3.600%	08/15/2022	1,000,000	1,039,504
FMC Corp. (Chemicals)		3.950%	02/01/2022	1,000,000	1,048,698
Praxair, Inc. (Chemicals)		2.650%	02/05/2025	1,000,000	988,931
Packaging Corp. of America (Containers & Packaging)		4.500%	11/01/2023	675,000	726,940
Freeport-McMoRan, Inc. (Metals & Mining)		3.550%	03/01/2022	1,500,000	1,388,444
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	1,425,000	1,383,909
Teck Resources Ltd. (Metals & Mining)		3.750%	02/01/2023	1,000,000	936,560
					8,937,227
TELECOMMUNICATION SERVICES - 1.5%
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.600%	04/01/2021	1,250,000	1,388,361
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	425,000	386,121
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	700,000	696,600
					2,471,082
UTILITIES - 12.0%
Appalachian Power Co. (Electric Utilities)		4.600%	03/30/2021	1,000,000	1,111,813
Commonwealth Edison Co. (Electric Utilities)		5.950%	08/15/2016	1,500,000	1,597,931
DTE Electric Co. (Electric Utilities)		3.375%	03/01/2025	1,000,000	1,055,689
Duke Energy Florida, Inc. (Electric Utilities)		4.550%	04/01/2020	500,000	559,097
ITC Holdings Corp. (Electric Utilities)		3.650%	06/15/2024	500,000	518,214
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	1,500,000	1,643,048
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	1,000,000	1,085,297
Tenaska Georgia Partners LP (Electric Utilities)		9.500%	02/01/2030	439,987	547,934
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	1,500,000	1,659,026
Westar Energy, Inc. (Electric Utilities)		4.125%	03/01/2042	500,000	536,210
Xcel Energy, Inc. (Electric Utilities)		4.700%	05/15/2020	1,000,000	1,119,545
AGL Capital Corp. (Gas Utilities)		5.250%	08/15/2019	1,000,000	1,125,187
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	1,250,000	1,337,614
Spectra Energy Capital LLC (Gas Utilities)		3.300%	03/15/2023	1,425,000	1,341,039
Avista Corp. (Multi-Utilities)		5.950%	06/01/2018	1,000,000	1,133,019
LG&E and KU Energy LLC (Multi-Utilities)		4.375%	10/01/2021	1,000,000	1,103,723
Public Service Electric & Gas Co. (Multi-Utilities)		3.950%	05/01/2042	750,000	807,008
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	1,400,000	1,511,002
					19,792,396
Total Corporate Bonds (Cost $152,431,786)					$161,323,515

Asset-Backed Securities - 0.6%		Rate	Maturity	Face Amount	Value
INDUSTRIALS - 0.6%
American Airlines 2015-1 Class B Pass Through Trust (Airlines)		3.700%	05/01/2023	$900,000	$903,375
Total Asset-Backed Securities (Cost $900,000)					$903,375

Total Investments - 98.7% (Cost $153,331,786)	(c)				$162,226,890
Other Assets in Excess of Liabilities - 1.3%					2,196,048
Net Assets - 100.0%					$164,422,938

Percentages are stated as a percent of net assets.

Footnotes:

(a) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2015, the value of these securities totaled $6,009,034, or 3.7% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b) Represents bonds that are credit sensitive. The coupon rates for these bonds are subject to adjustment based on changes in national credit rating agency ratings.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.				Omni Portfolio

Schedule of Investments				March 31, 2015 (Unadjusted)

Common Stocks - 75.7%				Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Johnson Controls, Inc. (Auto Components)				12,846	$647,952
General Motors Co. (Automobiles)				17,168	643,800
Jarden Corp. (Household Durables)	(a)			12,036	636,704
Amazon.com, Inc. (Internet & Catalog Retail)	(a)			1,864	693,594
CBS Corp. Class B (Media)				9,549	578,956
Time Warner, Inc. (Media)				7,664	647,148
Walt Disney Co. / The (Media)				4,445	466,236
PVH Corp. (Textiles, Apparel & Luxury Goods)				6,260	667,066
					4,981,456
CONSUMER STAPLES - 2.9%
Molson Coors Brewing Co. Class B (Beverages)				5,688	423,472
Mondelez International, Inc. Class A (Food Products)				4,465	161,142
Tyson Foods, Inc. Class A (Food Products)				17,151	656,883
					1,241,497
ENERGY - 3.4%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)				7,958	659,002
Devon Energy Corp. (Oil, Gas & Consumable Fuels)				10,725	646,825
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)				1,601	146,796
					1,452,623
FINANCIALS - 14.7%
Bank of America Corp. (Banks)				48,283	743,075
BankUnited, Inc. (Banks)				19,734	646,091
Citigroup, Inc. (Banks)				15,204	783,310
JPMorgan Chase & Co. (Banks)				10,925	661,836
M&T Bank Corp. (Banks)				1,007	127,889
Capital One Financial Corp. (Consumer Finance)				8,300	654,206
Hartford Financial Services Group, Inc. / The (Insurance)				15,901	664,980
Lincoln National Corp. (Insurance)				10,931	628,095
MetLife, Inc. (Insurance)				12,049	609,077
Prudential Financial, Inc. (Insurance)				10,027	805,268
					6,323,827
HEALTH CARE - 18.3%
Amgen, Inc. (Biotechnology)				3,548	567,148
Biogen Idec, Inc. (Biotechnology)	(a)			798	336,948
Celgene Corp. (Biotechnology)	(a)			2,815	324,513
Clovis Oncology, Inc. (Biotechnology)	(a)			6,869	509,886
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)			1,151	324,605
Receptos, Inc. (Biotechnology)	(a)			1,145	188,799
St. Jude Medical, Inc. (Health Care Equip. & Supplies)				9,800	640,920
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)			6,119	460,332
Humana, Inc. (Health Care Providers & Svs.)				3,676	654,402
UnitedHealth Group, Inc. (Health Care Providers & Svs.)				3,923	464,052
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)				4,453	598,216
Actavis plc (Pharmaceuticals)	(a)			2,706	805,360
Mylan NV (Pharmaceuticals)	(a)			12,990	770,957
Pfizer, Inc. (Pharmaceuticals)				17,000	591,430
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)			3,266	648,693
					7,886,261
INDUSTRIALS - 5.8%
Honeywell International, Inc. (Aerospace & Defense)				1,581	164,914
Lockheed Martin Corp. (Aerospace & Defense)				2,569	521,404
Raytheon Co. (Aerospace & Defense)				5,300	579,025
United Technologies Corp. (Aerospace & Defense)				4,877	571,584
FedEx Corp. (Air Freight & Logistics)				3,891	643,766
					2,480,693
INFORMATION TECHNOLOGY - 16.4%
Cisco Systems, Inc. (Communications Equip.)				22,214	611,440
Facebook, Inc. Class A (Internet Software & Svs.)	(a)			7,530	619,079
Google, Inc. Class A (Internet Software & Svs.)	(a)			569	315,624
Google, Inc. Class C (Internet Software & Svs.)	(a)			515	282,220
Yahoo!, Inc. (Internet Software & Svs.)	(a)			14,565	647,196
International Business Machines Corp. (IT Svs.)				1,927	309,284
Avago Technologies Ltd. (Semiconductors & Equip.)				2,226	282,657
Intel Corp. (Semiconductors & Equip.)				19,270	602,573
Adobe Systems, Inc. (Software)	(a)			8,903	658,288
Microsoft Corp. (Software)				15,479	629,299
Oracle Corp. (Software)				14,904	643,108
Apple, Inc. (Tech. Hardware, Storage & Periph.)				7,725	961,222
Hewlett-Packard Co. (Tech. Hardware, Storage & Periph.)				15,309	477,028
					7,039,018
MATERIALS - 2.6%
Huntsman Corp. (Chemicals)				21,330	472,886
Monsanto Co. (Chemicals)				5,767	649,018
					1,121,904
Total Common Stocks (Cost $30,174,307)					$32,527,279

Corporate Bonds - 21.2%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 2.5%
General Motors Co. (Automobiles)		5.000%	04/01/2035	$100,000	$106,714
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3.350%	11/01/2022	11,000	10,516
Mattel, Inc. (Leisure Products)		3.150%	03/15/2023	75,000	74,977
21st Century Fox America, Inc. (Media)		4.500%	02/15/2021	100,000	110,766
Comcast Corp. (Media)		5.875%	02/15/2018	75,000	84,598
Discovery Communications, LLC (Media)		3.300%	05/15/2022	75,000	75,428
Time Warner Cable, Inc. (Media)		4.500%	09/15/2042	75,000	77,553
Time Warner, Inc. (Media)		2.100%	06/01/2019	100,000	100,508
Viacom, Inc. (Media)		4.250%	09/01/2023	75,000	79,237
Walt Disney Co. / The (Media)		3.700%	12/01/2042	75,000	76,203
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	75,000	79,620
AutoZone, Inc. (Specialty Retail)		3.125%	07/15/2023	75,000	74,921
Bed Bath & Beyond, Inc. (Specialty Retail)		5.165%	08/01/2044	100,000	110,283
					1,061,324
CONSUMER STAPLES - 1.6%
Anheuser-Busch Cos., LLC (Beverages)		5.500%	01/15/2018	150,000	167,052
CVS Health Corp. (Food & Staples Retailing)		5.750%	06/01/2017	45,000	49,408
Kroger Co. / The (Food & Staples Retailing)		2.950%	11/01/2021	100,000	101,946
Sysco Corp. (Food & Staples Retailing)		4.350%	10/02/2034	100,000	105,066
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	150,000	162,037
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	100,000	111,855
					697,364
ENERGY - 3.7%
Ensco PLC (Energy Equip. & Svs.)		5.200%	03/15/2025	100,000	100,536
Noble Holding International Ltd. (Energy Equip. & Svs.)		4.000%	03/16/2018	100,000	100,539
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	150,000	157,648
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	100,000	106,667
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		5.500%	02/01/2017	100,000	104,494
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		3.250%	05/15/2022	100,000	101,018
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		4.050%	03/15/2025	100,000	100,966
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		3.900%	02/15/2024	100,000	104,623
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		3.150%	04/01/2025	100,000	101,985
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	75,000	77,225
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.400%	07/15/2018	150,000	168,654
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		3.700%	12/01/2022	100,000	92,418
Phillips 66 (Oil, Gas & Consumable Fuels)		4.300%	04/01/2022	100,000	109,032
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		4.050%	01/23/2020	100,000	103,335
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	75,000	73,231
					1,602,371
FINANCIALS - 4.5%
Bank of America Corp. (Banks)		5.750%	08/15/2016	75,000	79,349
Citigroup, Inc. (Banks)		5.850%	08/02/2016	75,000	79,593
Comerica, Inc. (Banks)		3.800%	07/22/2026	100,000	101,753
JPMorgan Chase & Co. (Banks)		3.250%	09/23/2022	100,000	102,271
KeyBank NA (Banks)		5.700%	11/01/2017	150,000	164,971
SunTrust Banks, Inc. (Banks)		2.500%	05/01/2019	100,000	101,615
Wells Fargo & Co. (Banks)		3.500%	03/08/2022	75,000	79,617
Mellon Funding Corp. (Capital Markets)		5.500%	11/15/2018	100,000	112,834
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	75,000	78,604
Northern Trust Corp. (Capital Markets)		3.950%	10/30/2025	75,000	80,571
Capital One Financial Corp. (Consumer Finance)		2.450%	04/24/2019	75,000	75,892
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	150,000	165,234
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	100,000	104,541
Aflac, Inc. (Insurance)		3.625%	06/15/2023	75,000	78,941
Allstate Corp. / The (Insurance)		3.150%	06/15/2023	75,000	77,468
American International Group, Inc. (Insurance)		3.875%	01/15/2035	100,000	100,510
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	100,000	103,177
Boston Properties LP (Real Estate Investment Trusts)		3.125%	09/01/2023	75,000	75,570
Federal Realty Investment Trust (Real Estate Investment Trusts)		3.000%	08/01/2022	75,000	75,719
Simon Property Group LP (Real Estate Investment Trusts)		3.750%	02/01/2024	75,000	79,111
					1,917,341
HEALTH CARE - 1.4%
Gilead Sciences, Inc. (Biotechnology)		4.500%	02/01/2045	100,000	111,016
Anthem, Inc. (Health Care Providers & Svs.)		5.875%	06/15/2017	150,000	164,055
Express Scripts Holding Co. (Health Care Providers & Svs.)		2.250%	06/15/2019	100,000	100,450
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	75,000	78,297
AbbVie, Inc. (Pharmaceuticals)		2.900%	11/06/2022	75,000	74,548
Hospira, Inc. (Pharmaceuticals)		6.050%	03/30/2017	75,000	81,682
					610,048
INDUSTRIALS - 1.9%
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	100,000	99,888
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	75,000	84,458
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	75,000	84,685
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	100,000	109,000
Burlington Northern Santa Fe, LLC (Road & Rail)		4.550%	09/01/2044	100,000	109,594
ERAC U.S.A. Finance LLC (Road & Rail)	(b)(c)	6.375%	10/15/2017	150,000	168,046
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	75,000	76,941
Ryder System, Inc. (Road & Rail)		2.650%	03/02/2020	100,000	101,264
					833,876
INFORMATION TECHNOLOGY - 1.8%
Amphenol Corp. (Electronic Equip., Instr. & Comp.)		3.125%	09/15/2021	100,000	102,493
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	150,000	165,759
Intel Corp. (Semiconductors & Equip.)		4.000%	12/15/2032	100,000	104,029
KLA-Tencor Corp. (Semiconductors & Equip.)		3.375%	11/01/2019	100,000	103,840
Microsoft Corp. (Software)		3.500%	02/12/2035	100,000	99,746
Oracle Corp. (Software)		4.300%	07/08/2034	100,000	108,517
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.500%	02/09/2025	100,000	97,947
					782,331
MATERIALS - 1.1%
CF Industries, Inc. (Chemicals)		3.450%	06/01/2023	75,000	75,560
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	100,000	101,732
Packaging Corp. of America (Containers & Packaging)		4.500%	11/01/2023	75,000	80,771
Freeport-McMoRan, Inc. (Metals & Mining)		3.550%	03/01/2022	75,000	69,422
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	75,000	72,837
Teck Resources Ltd. (Metals & Mining)		3.750%	02/01/2023	75,000	70,242
					470,564
TELECOMMUNICATION SERVICES - 0.4%
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	75,000	68,139
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	75,000	74,636
					142,775
UTILITIES - 2.3%
Commonwealth Edison Co. (Electric Utilities)		5.950%	08/15/2016	75,000	79,897
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	150,000	164,305
Pennsylvania Electric Co. (Electric Utilities)		6.050%	09/01/2017	150,000	165,588
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	75,000	81,397
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	150,000	165,903
Westar Energy, Inc. (Electric Utilities)		4.125%	03/01/2042	75,000	80,431
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	75,000	80,257
Spectra Energy Capital LLC (Gas Utilities)		3.300%	03/15/2023	75,000	70,581
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	100,000	107,929
					996,288
Total Corporate Bonds (Cost $8,687,694)					$9,114,282

Asset-Backed Securities - 0.3%		Rate	Maturity	Face Amount	Value
INDUSTRIALS - 0.3%
American Airlines 2015-1 Class B Pass Through Trust (Airlines)		3.700%	05/01/2023	$100,000	$100,375
Total Asset-Backed Securities (Cost $100,000)					$100,375

U.S. Treasury Obligations - 1.2%		Rate	Maturity	Face Amount	Value
United States Treasury Note		1.625%	03/31/2019	$200,000	$203,344
United States Treasury Note		2.125%	06/30/2021	300,000	308,906
Total U.S. Treasury Obligations (Cost $506,934)					$512,250

Money Market Funds - 1.4%				Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I				599,000	$599,000
Total Money Market Funds (Cost $599,000)					$599,000

Total Investments - 99.8% (Cost $40,067,935)	(d)				$42,853,186
Other Assets in Excess of Liabilities - 0.2%					101,733
Net Assets - 100.0%					$42,954,919

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2015, the value of this security totaled $168,046, or 0.4% of the Portfolio's net assets. This security was deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Represents bonds that are credit sensitive. The coupon rates for these bonds are subject to adjustment based on changes in national credit rating agency ratings.

(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		International Portfolio

Schedule of Investments		March 31, 2015 (Unaudited)

Common Stocks - 92.6%		Shares	Value
Japan - 27.6%
Aisin Seiki Co. Ltd.	(c)	74,600	$2,704,646
Alps Electric Co. Ltd.	(c)	49,500	1,191,926
Asahi Kasei Corp.	(c)	221,000	2,110,466
Chugai Pharmaceutical Co. Ltd.	(c)	60,900	1,922,059
Disco Corp.	(c)	27,500	2,805,851
Fuji Heavy Industries Ltd.	(c)	74,700	2,479,758
HIS Co. Ltd.	(c)	22,500	790,127
Hitachi Ltd.	(c)	318,000	2,171,893
Honda Motor Co. Ltd.	(c)	102,500	3,345,900
Hoshino Resorts REIT, Inc.	(c)	138	1,693,850
Ikyu Corp.	(c)	87,100	1,526,973
Japan Hotel REIT Investment Corp.	(c)	1,850	1,316,005
Kawasaki Heavy Industries Ltd.	(c)	246,000	1,241,075
Kubota Corp.	(c)	232,700	3,676,405
Mitsui & Co. Ltd.	(c)	155,300	2,079,805
Murata Manufacturing Co. Ltd.	(c)	19,100	2,623,178
Nippon Express Co. Ltd.	(c)	307,000	1,715,305
Oriental Land Co. Ltd.	(c)	21,600	1,635,511
Osaka Gas Co. Ltd.	(c)	435,000	1,819,072
Resorttrust, Inc.	(c)	55,400	1,443,637
Sekisui House Ltd.	(c)	209,000	3,034,685
Shionogi & Co. Ltd.	(c)	77,600	2,583,346
Sumitomo Mitsui Financial Group, Inc.	(c)	54,000	2,068,447
Yamaha Motor Co. Ltd.	(c)	61,900	1,491,211
			49,471,131
Denmark - 8.8%
AP Moeller - Maersk A/S	(c)	1,081	2,259,535
Danske Bank A/S	(c)	119,400	3,147,759
DSV A/S	(c)	74,200	2,306,046
NKT Holding A/S	(c)	21,671	1,387,091
NNIT A/S	(a)(b)(d)	3,778	86,177
Novo Nordisk A/S - ADR		94,900	5,066,711
Sydbank A/S	(c)	50,800	1,590,170
			15,843,489
Sweden - 8.5%
Hennes & Mauritz AB	(c)	62,100	2,516,150
Hoist Finance AB	(a)(b)(d)	19,380	149,083
Husqvarna AB	(c)	224,200	1,624,011
JM AB	(c)	24,000	798,070
Nordea Bank AB	(c)	171,200	2,085,297
Peab AB	(c)	159,800	1,259,940
Skandinaviska Enskilda Banken AB	(c)	98,600	1,150,833
SKF AB	(c)	25,000	645,525
Swedbank AB	(c)	50,200	1,198,461
Telefonaktiebolaget LM Ericsson	(c)	135,100	1,696,172
Volvo AB	(c)	181,300	2,194,133
			15,317,675
Germany - 8.2%
Allianz SE	(c)	9,800	1,701,443
BASF SE	(c)	12,500	1,237,444
Bayer AG	(c)	10,100	1,511,120
Daimler AG	(c)	17,800	1,709,418
Deutsche Telekom AG	(c)	77,600	1,419,336
Dialog Semiconductor PLC	(a)(c)	34,700	1,560,856
ProSiebenSat.1 Media AG	(c)	29,500	1,442,930
SAP SE	(c)	20,900	1,510,597
Siemens AG	(c)	10,700	1,157,249
Symrise AG	(c)	22,800	1,437,623
			14,688,016
Spain - 7.8%
ACS Actividades de Construccion y Servicios SA	(c)	57,947	2,050,994
Amadeus IT Holding SA	(c)	18,600	797,142
Banco Bilbao Vizcaya Argentaria SA	(c)	184,200	1,860,331
Banco Santander SA	(c)	600,771	4,503,600
Grifols SA	(c)	15,400	659,870
Iberdrola SA	(c)	386,653	2,493,353
Inditex SA	(c)	51,500	1,653,442
			14,018,732
Norway - 5.8%
DNB ASA	(c)	161,885	2,598,206
Statoil ASA	(c)	185,600	3,281,667
TGS Nopec Geophysical Co. ASA	(c)	66,248	1,466,294
Yara International ASA	(c)	59,398	3,015,807
			10,361,974
Thailand - 5.6%
Advanced Info Service PCL	(c)	63,300	460,021
Bangkok Dusit Medical Services PCL	(c)	1,332,500	805,672
Central Pattana PCL	(c)	391,000	513,099
Kasikornbank PCL	(c)	244,200	1,717,076
Minor International PCL	(c)	1,509,400	1,621,698
PTT PCL	(c)	170,500	1,691,331
Siam Cement PCL / The	(c)	75,600	1,189,366
Siam Commercial Bank PCL / The	(c)	361,900	1,979,288
			9,977,551
Taiwan - 4.7%
Asia Cement Corp.	(c)	572,000	718,681
AU Optronics Corp. - ADR		197,700	990,477
Evergreen Marine Corp. Taiwan Ltd.	(a)(c)	1,107,000	822,132
First Financial Holding Co. Ltd.	(c)	2,029,000	1,204,904
Formosa Chemicals & Fibre Corp.	(c)	394,000	902,142
Fubon Financial Holding Co. Ltd.	(c)	235,000	421,247
Hon Hai Precision Industry Co. Ltd.	(c)	243,000	711,295
Nan Ya Plastics Corp.	(c)	224,000	496,747
Taiwan Semiconductor Manufacturing Co. Ltd.	(c)	330,000	1,533,695
United Microelectronics Corp.	(c)	1,344,000	665,916
			8,467,236
Indonesia - 3.4%
Astra International Tbk PT	(c)	1,879,000	1,230,689
Bank Mandiri Persero Tbk PT	(c)	750,000	715,252
Bank Rakyat Indonesia Persero Tbk PT	(c)	1,573,500	1,596,024
Indocement Tunggal Prakarsa Tbk PT	(c)	434,500	727,723
Telekomunikasi Indonesia Persero Tbk PT	(c)	3,369,000	742,850
Unilever Indonesia Tbk PT	(c)	371,000	1,123,908
			6,136,446
Turkey - 3.4%
Aygaz AS	(c)	146,000	532,449
BIM Birlesik Magazalar AS	(c)	45,500	806,105
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	(c)	855,000	967,797
KOC Holding AS	(c)	119,000	541,288
Tofas Turk Otomobil Fabrikasi AS	(c)	90,000	544,381
Tupras Turkiye Petrol Rafinerileri AS	(a)(c)	31,300	741,548
Turkiye Garanti Bankasi AS	(c)	299,000	975,065
Turkiye Halk Bankasi AS	(c)	202,000	994,737
			6,103,370
Ireland - 2.7%
Bank of Ireland	(a)(c)	3,520,000	1,343,050
CRH PLC	(c)	79,800	2,086,996
Kerry Group PLC	(c)	20,700	1,391,467
			4,821,513
Finland - 2.5%
Elisa OYJ	(c)	20,500	514,828
Fortum OYJ	(c)	43,400	909,238
Nokia OYJ	(c)	44,800	341,589
Sampo Oyj	(c)	24,600	1,240,784
Stora Enso OYJ	(c)	70,600	725,912
UPM-Kymmene OYJ	(c)	39,900	775,136
			4,507,487
United States - 1.8%
Royal Caribbean Cruises Ltd.		39,950	3,269,907

Italy - 1.4%
Azimut Holding SpA	(c)	15,800	450,366
Cerved Information Solutions SpA	(a)(c)	101,100	672,611
Luxottica Group SpA	(c)	8,300	525,686
UniCredit SpA	(c)	109,800	744,586
			2,393,249
United Kingdom - 0.4%
Fiat Chrysler Automobiles NV	(a)(c)	47,535	771,686
Total Common Stocks (Cost $150,071,726)			$166,149,462

Rights - 0.0%		Quantity	Value
Spain - 0.0%
Banco Bilbao Vizcaya Argentaria SA	(a)	184,200	$26,540
Total Rights (Cost $26,098)			$26,540

Money Market Funds - 11.0%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		9,301,447	$9,301,447
State Street Institutional U.S. Government Money Market Fund
Institutional Class		10,420,975	10,420,975
Total Money Market Funds (Cost $19,722,422)			$19,722,422

Total Investments - 103.6% (Cost $169,820,246)	(e)		$185,898,424
Liabilities in Excess of Other Assets - (3.6)%	(f)		(6,405,998)
Net Assets - 100.0%			$179,492,426

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At March 31, 2015, the value of these securities totaled $235,260, or 0.1% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $156,587,107, or 87.2% of the Portfolio's net assets.

(d) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $235,260, or 0.1% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

(f) Includes $809,489 of cash pledged as collateral for the following futures contracts outstanding at March 31, 2015:

Type	Description	Expiration	Number of Contracts	Contract at Value	Initial Contract Amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	JPX-Nikkei Index 400 Future	June 11, 2015	508	$5,940,468	$5,906,884	$33,584	$64

Long	DAX Index Future	June 19, 2015	17	$5,488,575	$5,399,738	$88,837	$(508)

Long	OMXS 30 Index Future	April 17, 2015	100	$1,925,187	$1,909,221	$15,966	$(17)

Long	MSCI Taiwan Index Future	April 29, 2015	48	$1,694,400	$1,697,019	$(2,619)	$-
				$15,048,630	$14,912,862	$135,768	$(461)

Details of the foreign currency contracts outstanding in the International Portfolio at March 31, 2015 are as follows:

Contracts to buy foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive		Currency to deliver	Contract at value	Unrealized Appreciation (Depreciation)
January 21, 2015	April 23, 2015	MSCS	7,432,477	CHF	$8,655,499	$7,654,465	$(1,001,034)
					$8,655,499	$7,654,465	$(1,001,034)

Contracts to sell foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive	Currency to deliver		Contract at value	Unrealized Appreciation (Depreciation)
January 21, 2015	April 23, 2015	MSCS	$8,655,499	7,490,000	EUR	$8,055,842	$599,657
February 26, 2015	June 15, 2015	HSBC	$27,259,396	3,253,000,000	JPY	$27,150,921	$108,475
March 12, 2015	June 15, 2015	HSBC	$9,056,376	73,550,000	NOK	$9,112,945	$(56,569)
March 13, 2015	June 15, 2015	CITI	$18,174,826	17,325,000	EUR	$18,647,461	$(472,635)
			$63,146,097			$62,967,169	$178,928

Counterparties	Currencies
MSCS - Morgan Stanley Capital Services, Inc.	CHF - Swiss Franc

HSBC - HSBC Bank USA, N.A.	EUR - Euro

CITI - Citigroup Global Markets, Inc.	JPY - Japanese Yen

NOK - Norwegian Krone

Sector Classifications (Common stocks & rights): (Percent of net assets)
Financials	22.6%
Consumer Discretionary	20.1%
Industrials	13.0%
Information Technology	10.4%
Materials	8.6%
Health Care	7.0%
Energy	4.0%
Utilities	3.2%
Consumer Staples	1.9%
Telecommunication Services	1.8%
92.6%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Capital Appreciation Portfolio

Schedule of Investments		March 31, 2015 (Unaudited)

Common Stocks - 97.3%		Shares	Value
CONSUMER DISCRETIONARY - 19.5%
Lear Corp. (Auto Components)		66,955	$7,419,953
Carnival Corp. (Hotels, Restaurants & Leisure)		203,107	9,716,639
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	(a)	130,801	7,746,035
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	234,329	8,456,934
Wendy's Co. / The (Hotels, Restaurants & Leisure)		860,078	9,374,850
Comcast Corp. Class A (Media)		147,621	8,276,371
Live Nation Entertainment, Inc. (Media)	(a)	255,761	6,452,850
Nine Entertainment Co. Holdings Ltd. (Media)	(c)	351,667	563,055
Nine Entertainment Co. Holdings Ltd. (Media)	(b)(c)	305,683	489,429
Thomson Reuters Corp. (Media)		114,699	4,652,191
Twenty-First Century Fox, Inc. Class A (Media)		162,629	5,503,365
Vivendi SA (Media)	(c)	335,363	8,326,289
Target Corp. (Multiline Retail)		111,995	9,191,430
lululemon athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	35,434	2,268,485
			88,437,876
CONSUMER STAPLES - 4.3%
CVS Health Corp. (Food & Staples Retailing)		49,013	5,058,632
Diamond Foods, Inc. (Food Products)	(a)	267,167	8,701,629
Mondelez International, Inc. Class A (Food Products)		160,069	5,776,890
			19,537,151
ENERGY - 5.5%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		94,466	7,822,729
Cobalt International Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	251,829	2,369,711
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	286,652	3,737,942
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		161,753	7,909,722
Rice Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	147,734	3,214,692
			25,054,796
FINANCIALS - 12.7%
Bank of America Corp. (Banks)		447,468	6,886,533
JPMorgan Chase & Co. (Banks)		129,212	7,827,663
PNC Financial Services Group, Inc. / The (Banks)		93,570	8,724,467
Wells Fargo & Co. (Banks)		147,614	8,030,202
Goldman Sachs Group, Inc. / The (Capital Markets)		43,714	8,216,921
Voya Financial, Inc. (Diversified Financial Svs.)		165,932	7,153,329
MetLife, Inc. (Insurance)		145,364	7,348,150
Symetra Financial Corp. (Insurance)		159,425	3,740,110
			57,927,375
HEALTH CARE - 11.7%
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	241,121	7,963,021
Bristol-Myers Squibb Co. (Pharmaceuticals)		167,502	10,803,879
Impax Laboratories, Inc. (Pharmaceuticals)	(a)	82,496	3,866,588
Merck & Co., Inc. (Pharmaceuticals)		126,769	7,286,682
Mylan NV (Pharmaceuticals)	(a)	133,391	7,916,756
Pfizer, Inc. (Pharmaceuticals)		239,508	8,332,483
Shire PLC - ADR (Pharmaceuticals)		29,680	7,102,127
			53,271,536
INDUSTRIALS - 11.7%
Boeing Co. / The (Aerospace & Defense)		47,079	7,065,616
United Technologies Corp. (Aerospace & Defense)		50,790	5,952,588
FedEx Corp. (Air Freight & Logistics)		25,848	4,276,552
Delta Air Lines, Inc. (Airlines)		130,104	5,849,476
ADT Corp. / The (Commercial Svs. & Supplies)		223,068	9,261,783
Brink's Co. / The (Commercial Svs. & Supplies)		192,842	5,328,224
Siemens AG (Industrial Conglomerates)	(c)	28,531	3,085,734
SPX Corp. (Machinery)		54,551	4,631,380
Terex Corp. (Machinery)		100,175	2,663,653
ManpowerGroup, Inc. (Professional Svs.)		56,471	4,864,977
			52,979,983
INFORMATION TECHNOLOGY - 22.3%
Aruba Networks, Inc. (Communications Equip.)	(a)	128,953	3,158,059
Brocade Communications Systems, Inc. (Communications Equip.)		601,485	7,136,620
JDS Uniphase Corp. (Communications Equip.)	(a)	492,605	6,462,978
Juniper Networks, Inc. (Communications Equip.)		286,856	6,477,208
Polycom, Inc. (Communications Equip.)	(a)	482,775	6,469,185
Benchmark Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	170,159	4,088,921
Twitter, Inc. (Internet Software & Svs.)	(a)	84,611	4,237,319
Altera Corp. (Semiconductors & Equip.)		185,197	7,946,803
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		151,335	5,267,971
Cadence Design Systems, Inc. (Software)	(a)	300,706	5,545,019
Fortinet, Inc. (Software)	(a)	270,688	9,460,546
Guidewire Software, Inc. (Software)	(a)	121,768	6,406,214
Microsoft Corp. (Software)		107,073	4,353,053
Rovi Corp. (Software)	(a)	417,465	7,602,038
Apple, Inc. (Tech. Hardware, Storage & Periph.)		66,188	8,235,773
Diebold, Inc. (Tech. Hardware, Storage & Periph.)		236,526	8,387,212
			101,234,919
MATERIALS - 4.3%
Monsanto Co. (Chemicals)		58,819	6,619,490
Potash Corp. of Saskatchewan, Inc. (Chemicals)		228,144	7,357,644
Constellium NV Class A (Metals & Mining)	(a)	278,365	5,656,377
			19,633,511
UTILITIES - 5.3%
FirstEnergy Corp. (Electric Utilities)		250,508	8,782,810
PPL Corp. (Electric Utilities)		220,436	7,419,876
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	230,558	5,272,861
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		111,405	2,806,292
			24,281,839
Total Common Stocks (Cost $399,253,847)			$442,358,986

Money Market Funds - 6.6%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		29,883,000	$29,883,000
Total Money Market Funds (Cost $29,883,000)			$29,883,000

Total Investments - 103.9% (Cost $429,136,847)	(d)		$472,241,986
Liabilities in Excess of Other Assets - (3.9)%			(17,843,439)
Net Assets - 100.0%			$454,398,547

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At March 31, 2015, the value of these securities totaled $489,429, or 0.1% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $12,464,507, or 2.7% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		International Small-Mid Company Portfolio

Schedule of Investments		March 31, 2015 (Unaudited)

Common Stocks - 92.8%		Shares	Value
United Kingdom - 17.1%
Aberdeen Asset Management PLC	(d)	53,653	$365,017
Ashtead Group PLC	(d)	114,682	1,839,245
Auto Trader Group PLC	(a)(e)	120,276	449,166
Babcock International Group PLC	(d)	63,986	933,419
BTG PLC	(a)(d)	29,382	310,714
Burberry Group PLC	(d)	21,873	561,709
Croda International PLC	(d)	21,601	876,095
Essentra PLC	(d)	54,037	794,329
Howden Joinery Group PLC	(d)	76,710	503,478
InterContinental Hotels Group PLC	(d)	20,259	790,175
John Wood Group PLC	(d)	37,315	350,226
London Stock Exchange Group PLC	(d)	10,033	364,900
Michael Page International PLC	(d)	56,394	434,954
Rightmove PLC	(d)	12,379	549,179
Schroders PLC	(d)	23,498	1,113,134
Soco International PLC	(d)	170,946	395,118
St. James's Place PLC	(d)	86,849	1,201,226
Telecity Group PLC	(d)	58,744	760,450
Vectura Group PLC	(a)(d)	164,484	354,169
			12,946,703
Japan - 15.7%
Aisin Seiki Co. Ltd.	(d)	19,700	714,230
Chugai Pharmaceutical Co. Ltd.	(d)	27,800	877,393
Daifuku Co. Ltd.	(d)	65,500	864,628
Disco Corp.	(d)	4,200	428,530
Don Quijote Holdings Co. Ltd.	(d)	15,900	1,292,482
Doutor Nichires Holdings Co. Ltd.	(d)	23,900	400,219
Horiba Ltd.	(d)	22,000	840,478
JSR Corp.	(d)	41,500	718,663
Kakaku.com, Inc.	(d)	61,877	1,026,770
Kanamoto Co. Ltd.	(d)	28,000	805,919
NSK Ltd.	(d)	64,000	934,117
NTN Corp.	(d)	117,000	618,764
Ono Pharmaceutical Co. Ltd.	(d)	2,700	304,679
Shionogi & Co. Ltd.	(d)	20,100	669,140
Tadano Ltd.	(d)	27,000	362,548
THK Co. Ltd.	(d)	38,400	975,775
			11,834,335
France - 11.0%
Accor SA	(d)	11,769	613,707
Criteo SA - ADR	(a)	28,478	1,124,881
Edenred	(d)	28,589	713,292
Havas SA	(d)	76,148	577,966
Ingenico	(d)	6,643	728,610
Ipsen SA	(e)	13,707	648,566
JCDecaux SA	(d)	21,466	722,845
Publicis Groupe SA	(d)	8,830	681,293
Teleperformance	(d)	13,315	912,500
UBISOFT Entertainment	(a)(d)	48,562	896,681
Zodiac Aerospace	(d)	22,091	730,915
			8,351,256
Germany - 10.6%
Commerzbank AG	(a)(d)	27,641	379,820
Deutz AG	(d)	149,602	628,939
Dialog Semiconductor PLC	(a)(d)	31,700	1,425,912
GEA Group AG	(d)	18,683	898,118
HeidelbergCement AG	(d)	10,118	800,155
Kloeckner & Co. SE	(a)(d)	57,785	550,383
MorphoSys AG	(a)(d)	1,486	93,756
OSRAM Licht AG	(d)	9,399	465,278
Rheinmetall AG	(d)	16,553	796,185
SAF-Holland SA	(d)	37,498	600,352
Wirecard AG	(d)	33,102	1,395,089
			8,033,987
Hong Kong - 7.2%
Beijing Enterprises Water Group Ltd.	(d)	1,190,000	812,271
Brilliance China Automotive Holdings Ltd.	(d)	394,000	755,443
China Everbright International Ltd.	(d)	655,000	1,083,330
Haier Electronics Group Co. Ltd.	(d)	235,000	615,135
PAX Global Technology Ltd.	(a)(d)	470,000	491,556
Shun Tak Holdings Ltd.	(d)	1,918,000	919,385
Techtronic Industries Co. Ltd.	(d)	229,000	774,996
			5,452,116
Italy - 7.0%
Anima Holding SpA	(a)(b)(d)	139,217	1,029,293
Azimut Holding SpA	(d)	46,585	1,327,867
Banca Generali SpA	(d)	23,846	747,704
Prada SpA	(d)	135,200	806,937
Sorin SpA	(a)(d)	226,190	690,775
Yoox SpA	(a)(d)	24,300	670,063
			5,272,639
Canada - 4.2%
Canadian Western Bank		31,500	689,665
Dollarama, Inc.		10,294	575,433
Hudson's Bay Co.		40,250	833,252
lululemon athletica, Inc.	(a)	16,400	1,049,928
			3,148,278
China - 3.0%
China ZhengTong Auto Services Holdings Ltd.	(d)	979,000	462,932
CT Environmental Group Ltd.	(d)	784,000	844,554
Fuyao Glass Industry Group Co. Ltd.	(a)(b)(e)	53,200	130,518
SouFun Holdings Ltd. - ADR		78,326	469,956
Sound Global Ltd.	(a)(c)(f)	372,000	351,079
			2,259,039
South Korea - 2.9%
Hotel Shilla Co. Ltd.	(d)	14,541	1,280,766
Samsung Electronics Co. Ltd.	(d)	702	910,321
			2,191,087
Israel - 2.6%
Caesarstone Sdot-Yam Ltd.		14,604	886,609
NICE-Systems Ltd. - ADR		17,600	1,072,368
			1,958,977
Netherlands - 2.4%
GrandVision NV	(a)(b)(e)	24,614	579,478
Koninklijke DSM NV	(d)	10,005	557,623
NN Group NV	(a)(d)	24,438	692,811
			1,829,912
Ireland - 2.2%
Grafton Group PLC	(d)	52,419	630,103
Smurfit Kappa Group PLC	(d)	37,400	1,050,934
			1,681,037
United States - 1.8%
Nexteer Automotive Group Ltd.	(d)	799,000	804,991
Vertex Pharmaceuticals, Inc.	(a)	4,800	566,256
			1,371,247
Denmark - 1.7%
Pandora A/S	(d)	14,276	1,299,759
Switzerland - 1.1%
Julius Baer Group Ltd.	(d)	15,932	796,342
Bermuda - 0.7%
Arch Capital Group Ltd.	(a)	8,900	548,240
Belgium - 0.7%
UCB SA	(d)	7,204	520,425
Mexico - 0.7%
Grupo Aeroportuario del Sureste SAB de CV - ADR	(a)	3,800	510,796
Sweden - 0.2%
Hoist Finance AB	(a)(b)(e)	15,053	115,797
Total Common Stocks (Cost $55,949,933)			$70,121,972

Exchange Traded Funds - 0.5%		Shares	Value
iShares MSCI Emerging Markets ETF		9,399	377,182
Total Exchange Traded Funds (Cost $386,492)			$377,182

Money Market Funds - 5.1%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		3,813,908	$3,813,908
State Street Institutional U.S. Government Money Market Fund
Institutional Class		27,921	27,921
Total Money Market Funds (Cost $3,841,829)			$3,841,829

Total Investments - 98.4% (Cost $60,178,254)	(g)		$74,340,983
Other Assets in Excess of Liabilities - 1.6%			1,249,405
Net Assets - 100.0%			$75,590,388

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At March 31, 2015, the value of these securities totaled $1,855,086, or 2.5% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) A market quotation for this investment was not readily available at March 31, 2015. As discussed in Note 2 of the Notes to Schedules of Investments, the price for this issue was derived from an estimate of fair market value using methods determined in good faith by the Fund's Pricing Committee under supervision of the Board. This security represents $351,079 or 0.5% of the Portfolio's net assets.

(d) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $59,519,984, or 78.7% of the Portfolio's net assets.

(e) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $1,923,525, or 2.5% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(f) Represents a security deemed to be illiquid. At March 31, 2015, the value of illiquid securities in the Portfolio totaled $351,079, or 0.5% of the Portfolio's net assets.

(g) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

Details of the foreign currency contracts outstanding in the International Small-Mid Company Portfolio at March 31, 2015 are as follows:

Contracts to buy foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive		Currency to deliver	Contract at value	Unrealized Appreciation (Depreciation)
March 23, 2015	April 23, 2015	MSCS	1,100,000	EUR	$1,201,605	$1,183,101	$(18,504)

Contracts to sell foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive	Currency to deliver		Contract at value	Unrealized Appreciation
February 12, 2015	April 23, 2015	MSCS	$9,993,152	8,770,000	EUR	$9,432,541	$560,611
			$9,993,152			$9,432,541	$560,611

Counterparties	Currencies
MSCS - Morgan Stanley Capital Services, Inc.	EUR - Euro

Sector Classifications (Common stocks): (Percent of net assets)
Consumer Discretionary	24.7%
Industrials	23.1%
Information Technology	15.9%
Financials	12.4%
Health Care	6.7%
Materials	6.3%
Utilities	2.7%
Energy	1.0%
92.8%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Aggressive Growth Portfolio

Schedule of Investments		March 31, 2015 (Unaudited)

Common Stocks - 98.0%		Shares	Value
CONSUMER DISCRETIONARY - 30.8%
Delphi Automotive PLC (Auto Components)		19,110	$1,523,831
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	1,247	811,223
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		10,411	573,021
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	17,696	955,761
Starbucks Corp. (Hotels, Restaurants & Leisure)		13,482	1,276,745
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	3,175	1,181,417
Priceline Group, Inc. / The (Internet & Catalog Retail)	(a)	1,115	1,298,027
Wayfair, Inc. Class A (Internet & Catalog Retail)	(a)	16,040	515,205
Comcast Corp. Class A (Media)		14,399	813,112
Lowe's Cos., Inc. (Specialty Retail)		26,601	1,978,848
TJX Cos., Inc. / The (Specialty Retail)		13,051	914,223
Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)		35,368	1,044,063
			12,885,476
ENERGY - 1.3%
Baker Hughes, Inc. (Energy Equip. & Svs.)		8,601	546,852

FINANCIALS - 15.1%
PacWest Bancorp (Banks)		21,066	987,785
Charles Schwab Corp. / The (Capital Markets)		28,185	857,951
E*TRADE Financial Corp. (Capital Markets)	(a)	34,441	983,463
Moelis & Co. Class A (Capital Markets)		13,824	416,379
Intercontinental Exchange, Inc. (Diversified Financial Svs.)		3,580	835,107
Aon PLC (Insurance)		11,052	1,062,318
Crown Castle International Corp. (Real Estate Investment Trusts)		14,245	1,175,782
			6,318,785
HEALTH CARE - 15.2%
Celgene Corp. (Biotechnology)	(a)	8,641	996,134
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,305	589,181
Endo International PLC (Pharmaceuticals)	(a)	15,951	1,430,805
Phibro Animal Health Corp. Class A (Pharmaceuticals)		14,697	520,421
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	7,369	1,463,631
Zoetis, Inc. (Pharmaceuticals)		28,824	1,334,263
			6,334,435
INDUSTRIALS - 11.3%
Precision Castparts Corp. (Aerospace & Defense)		5,616	1,179,360
United Continental Holdings, Inc. (Airlines)	(a)	6,121	411,637
Colfax Corp. (Machinery)	(a)	13,867	661,872
Nielsen NV (Professional Svs.)		27,068	1,206,421
Canadian Pacific Railway Ltd. (Road & Rail)		6,927	1,265,563
			4,724,853
INFORMATION TECHNOLOGY - 22.0%
Alibaba Group Holding Ltd. - ADR (Internet Software & Svs.)	(a)	9,932	826,740
CoStar Group, Inc. (Internet Software & Svs.)	(a)	4,411	872,628
Google, Inc. Class C (Internet Software & Svs.)	(a)	3,007	1,647,836
LinkedIn Corp. (Internet Software & Svs.)	(a)	2,373	592,918
MasterCard, Inc. Class A (IT Svs.)		14,068	1,215,335
WEX, Inc. (IT Svs.)	(a)	4,177	448,443
ARM Holdings PLC - ADR (Semiconductors & Equip.)		13,945	687,489
NetSuite, Inc. (Software)	(a)	4,007	371,689
salesforce.com, Inc. (Software)	(a)	19,885	1,328,517
Apple, Inc. (Tech. Hardware, Storage & Periph.)		9,586	1,192,786
			9,184,381
MATERIALS - 2.3%
Vulcan Materials Co. (Construction Materials)		11,483	968,017
Total Common Stocks (Cost $33,783,426)			$40,962,799

Money Market Funds - 2.2%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		921,000	$921,000
Total Money Market Funds (Cost $921,000)			$921,000

Total Investments - 100.2% (Cost $34,704,426)	(b)		$41,883,799
Liabilities in Excess of Other Assets - (0.2)%			(67,923)
Net Assets - 100.0%			$41,815,876

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Small Cap Growth Portfolio

Schedule of Investments		March 31, 2015 (Unaudited)

Common Stocks - 100.4%		Shares	Value
CONSUMER DISCRETIONARY - 13.4%
ServiceMaster Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	57,124	$1,927,935
Biglari Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	8,158	3,378,228
Diamond Resorts International, Inc. (Hotels, Restaurants & Leisure)	(a)	68,635	2,294,468
Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	(b)	108,719	1,250,058
Manchester United PLC Class A (Media)	(a)	77,154	1,227,520
National CineMedia, Inc. (Media)		151,863	2,293,131
SFX Entertainment, Inc. (Media)	(a)	133,997	548,048
Hibbett Sports, Inc. (Specialty Retail)	(a)	62,234	3,053,200
Monro Muffler Brake, Inc. (Specialty Retail)		17,375	1,130,244
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	112,197	3,856,211
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		38,514	3,561,390
Tumi Holdings, Inc. (Textiles, Apparel & Luxury Goods)	(a)	32,600	797,396
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		125,782	4,207,408
			29,525,237
CONSUMER STAPLES - 2.0%
Casey's General Stores, Inc. (Food & Staples Retailing)		17,748	1,599,095
Ontex Group NV (Personal Products)	(a)(b)	91,518	2,777,925
			4,377,020
ENERGY - 1.5%
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	19,170	1,311,036
DCP Midstream Partners LP (Oil, Gas & Consumable Fuels)		56,032	2,070,382
			3,381,418
FINANCIALS - 7.6%
Bank of the Ozarks, Inc. (Banks)		34,715	1,282,025
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		32,389	1,472,404
Financial Engines, Inc. (Capital Markets)		26,543	1,110,294
LPL Financial Holdings, Inc. (Capital Markets)		74,208	3,254,763
WisdomTree Investments, Inc. (Capital Markets)		90,065	1,932,795
MSCI, Inc. (Diversified Financial Svs.)		43,616	2,674,097
Easterly Government Properties, Inc. (Real Estate Investment Trusts)	(a)	66,178	1,062,157
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		12,443	2,120,287
RE/MAX Holdings Inc. (Real Estate Mgmt. & Development)		19,241	638,994
St. Joe Co. / The (Real Estate Mgmt. & Development)	(a)	69,699	1,293,613
			16,841,429
HEALTH CARE - 20.6%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	31,951	1,041,283
Achillion Pharmaceuticals, Inc. (Biotechnology)	(a)	39,325	387,744
Chimerix, Inc. (Biotechnology)	(a)	27,371	1,031,613
Dyax Corp. (Biotechnology)	(a)	106,227	1,779,833
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a)	22,591	946,337
Insys Therapeutics, Inc. (Biotechnology)	(a)	27,153	1,578,404
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	95,234	1,523,744
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	4,681	360,952
Medivation, Inc. (Biotechnology)	(a)	8,186	1,056,567
OvaScience, Inc. (Biotechnology)	(a)	19,366	672,581
Puma Biotechnology, Inc. (Biotechnology)	(a)	5,061	1,194,953
Synageva BioPharma Corp. (Biotechnology)	(a)	11,222	1,094,482
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	144,200	2,461,494
HeartWare International, Inc. (Health Care Equip. & Supplies)	(a)	9,841	863,745
LDR Holding Corp. (Health Care Equip. & Supplies)	(a)	50,570	1,852,885
Masimo Corp. (Health Care Equip. & Supplies)	(a)	71,888	2,370,866
Novadaq Technologies, Inc. (Health Care Equip. & Supplies)	(a)	138,399	2,247,600
Quidel Corp. (Health Care Equip. & Supplies)	(a)	55,714	1,503,164
Aceto Corp. (Health Care Providers & Svs.)		53,710	1,181,620
Capital Senior Living Corp. (Health Care Providers & Svs.)	(a)	51,017	1,323,381
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	23,898	597,211
athenahealth, Inc. (Health Care Technology)	(a)	12,199	1,456,439
Bio-Techne Corp. (Life Sciences Tools & Svs.)		20,398	2,045,715
Catalent, Inc. (Pharmaceuticals)	(a)	88,860	2,767,989
Concordia Healthcare Corp. (Pharmaceuticals)		14,484	973,643
Flamel Technologies SA - ADR (Pharmaceuticals)	(a)	57,891	1,040,880
IGI Laboratories, Inc. (Pharmaceuticals)	(a)	58,027	473,500
Mallinckrodt PLC (Pharmaceuticals)	(a)	16,658	2,109,736
Pacira Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	12,575	1,117,289
Pernix Therapeutics Holdings, Inc. (Pharmaceuticals)	(a)	80,271	858,097
Phibro Animal Health Corp. Class A (Pharmaceuticals)		47,692	1,688,774
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)	47,611	2,042,036
Relypsa, Inc. (Pharmaceuticals)	(a)	46,494	1,677,039
			45,321,596
INDUSTRIALS - 20.4%
HEICO Corp. Class A (Aerospace & Defense)		67,656	3,351,678
Sparton Corp. (Aerospace & Defense)	(a)	33,583	822,783
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	59,536	2,339,169
A.O. Smith Corp. (Building Products)		48,320	3,172,691
ABM Industries, Inc. (Commercial Svs. & Supplies)		37,052	1,180,477
Heritage-Crystal Clean, Inc. (Commercial Svs. & Supplies)	(a)	35,520	415,584
SP Plus Corp. (Commercial Svs. & Supplies)	(a)	67,070	1,465,479
EnerSys (Electrical Equip.)		56,947	3,658,275
GrafTech International Ltd. (Electrical Equip.)	(a)	247,179	961,526
Polypore International, Inc. (Electrical Equip.)	(a)	17,336	1,021,090
Raven Industries, Inc. (Industrial Conglomerates)		62,217	1,272,960
CIRCOR International, Inc. (Machinery)		10,883	595,300
Kennametal, Inc. (Machinery)		105,245	3,545,704
Nordson Corp. (Machinery)		33,619	2,633,712
Proto Labs, Inc. (Machinery)	(a)	10,785	754,950
Rexnord Corp. (Machinery)	(a)	189,141	5,048,173
Wabtec Corp. (Machinery)		37,085	3,523,446
Corporate Executive Board Co. / The (Professional Svs.)		23,886	1,907,536
Paylocity Holding Corp. (Professional Svs.)	(a)	23,447	671,522
Old Dominion Freight Line, Inc. (Road & Rail)	(a)	23,487	1,815,545
Saia, Inc. (Road & Rail)	(a)	22,682	1,004,813
WESCO International, Inc. (Trading Companies & Distributors)	(a)	55,405	3,872,255
			45,034,668
INFORMATION TECHNOLOGY - 32.8%
Belden, Inc. (Electronic Equip., Instr. & Comp.)		36,783	3,441,417
CTS Corp. (Electronic Equip., Instr. & Comp.)		136,181	2,449,896
FEI Co. (Electronic Equip., Instr. & Comp.)		21,003	1,603,369
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		43,400	1,390,536
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	22,780	1,691,643
ChannelAdvisor Corp. (Internet Software & Svs.)	(a)	43,269	419,277
Cimpress NV (Internet Software & Svs.)	(a)	21,076	1,778,393
CoStar Group, Inc. (Internet Software & Svs.)	(a)	6,899	1,364,829
Demandware, Inc. (Internet Software & Svs.)	(a)	12,852	782,687
Endurance International Group Holdings, Inc. (Internet Software & Svs.)	(a)	130,242	2,482,413
Envestnet, Inc. (Internet Software & Svs.)	(a)	24,679	1,383,998
HomeAway, Inc. (Internet Software & Svs.)	(a)	23,260	701,754
j2 Global, Inc. (Internet Software & Svs.)		40,464	2,657,676
Textura Corp. (Internet Software & Svs.)	(a)	27,083	736,116
Zillow Group, Inc. Class A (Internet Software & Svs.)	(a)	9,872	990,162
Blackhawk Network Holdings, Inc. Class B (IT Svs.)	(a)	47,500	1,688,625
Broadridge Financial Solutions, Inc. (IT Svs.)		77,489	4,262,670
Euronet Worldwide, Inc. (IT Svs.)	(a)	59,767	3,511,311
MAXIMUS, Inc. (IT Svs.)		17,989	1,200,946
WEX, Inc. (IT Svs.)	(a)	17,890	1,920,670
Atmel Corp. (Semiconductors & Equip.)		311,553	2,564,081
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	296,712	3,593,182
SolarEdge Technologies, Inc. (Semiconductors & Equip.)	(a)	15,677	343,797
ACI Worldwide, Inc. (Software)	(a)	57,629	1,248,244
Advent Software, Inc. (Software)		24,410	1,076,725
Blackbaud, Inc. (Software)		59,615	2,824,559
Cadence Design Systems, Inc. (Software)	(a)	196,071	3,615,549
Fleetmatics Group PLC (Software)	(a)	38,949	1,746,863
Guidewire Software, Inc. (Software)	(a)	25,003	1,315,408
NICE-Systems Ltd. - ADR (Software)		58,307	3,552,645
RealPage, Inc. (Software)	(a)	112,161	2,258,923
Solera Holdings, Inc. (Software)		85,220	4,402,465
SS&C Technologies Holdings, Inc. (Software)		83,526	5,203,670
Tyler Technologies, Inc. (Software)	(a)	10,120	1,219,764
Stratasys Ltd. (Tech. Hardware, Storage & Periph.)	(a)	16,223	856,250
			72,280,513
MATERIALS - 2.1%
Sensient Technologies Corp. (Chemicals)		67,292	4,635,073
Total Common Stocks (Cost $190,606,953)			$221,396,954

Money Market Funds - 1.0%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		2,271,000	$2,271,000
Total Money Market Funds (Cost $2,271,000)			$2,271,000

Total Investments - 101.4% (Cost $192,877,953)	(c)		$223,667,954
Liabilities in Excess of Other Assets - (1.4)%			(3,055,763)
Net Assets - 100.0%			$220,612,191

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $4,027,983, or 1.8% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Mid Cap Opportunity Portfolio

Schedule of Investments		March 31, 2015 (Unaudited)

Common Stocks - 98.9%		Shares	Value
CONSUMER DISCRETIONARY - 25.0%
BorgWarner, Inc. (Auto Components)		22,387	$1,353,966
Tesla Motors, Inc. (Automobiles)	(a)	3,929	741,677
LKQ Corp. (Distributors)	(a)	47,777	1,221,180
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	1,824	1,186,585
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	9,023	1,443,635
Toll Brothers, Inc. (Household Durables)	(a)	26,023	1,023,745
Netflix, Inc. (Internet & Catalog Retail)	(a)	2,951	1,229,652
TripAdvisor, Inc. (Internet & Catalog Retail)	(a)	6,583	547,508
Burlington Stores, Inc. (Multiline Retail)	(a)	16,637	988,571
Advance Auto Parts, Inc. (Specialty Retail)		10,195	1,526,090
Five Below, Inc. (Specialty Retail)	(a)	28,982	1,030,890
L Brands, Inc. (Specialty Retail)		9,746	918,950
Restoration Hardware Holdings, Inc. (Specialty Retail)	(a)	8,514	844,504
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail)	(a)	11,425	1,723,461
Kate Spade & Co. (Textiles, Apparel & Luxury Goods)	(a)	56,144	1,874,648
PVH Corp. (Textiles, Apparel & Luxury Goods)		15,963	1,701,017
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	14,647	1,182,745
V.F. Corp. (Textiles, Apparel & Luxury Goods)		19,730	1,485,866
			22,024,690
CONSUMER STAPLES - 8.0%
Whole Foods Market, Inc. (Food & Staples Retailing)		35,140	1,830,091
Hain Celestial Group, Inc. / The (Food Products)	(a)	17,115	1,096,216
Keurig Green Mountain, Inc. (Food Products)		11,140	1,244,672
McCormick & Co., Inc. (Food Products)		20,112	1,550,836
TreeHouse Foods, Inc. (Food Products)	(a)	15,806	1,343,826
			7,065,641
ENERGY - 4.0%
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	12,016	821,774
Weatherford International PLC (Energy Equip. & Svs.)	(a)	81,017	996,509
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		10,443	1,707,535
			3,525,818
FINANCIALS - 9.0%
Eagle Bancorp, Inc. (Banks)	(a)	12,478	479,155
First Republic Bank (Banks)		33,532	1,914,342
Navient Corp. (Consumer Finance)		65,352	1,328,606
SLM Corp. (Consumer Finance)		90,925	843,784
Intercontinental Exchange, Inc. (Diversified Financial Svs.)		9,203	2,146,784
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	30,832	1,193,507
			7,906,178
HEALTH CARE - 14.8%
Alkermes PLC (Biotechnology)	(a)	9,988	608,968
Cepheid (Biotechnology)	(a)	21,476	1,221,984
Medivation, Inc. (Biotechnology)	(a)	7,051	910,073
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	8,903	1,050,287
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	2,370	1,196,921
Teleflex, Inc. (Health Care Equip. & Supplies)		7,617	920,362
Cardinal Health, Inc. (Health Care Providers & Svs.)		5,036	454,600
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	8,046	1,123,382
Cerner Corp. (Health Care Technology)	(a)	14,870	1,089,376
HMS Holdings Corp. (Health Care Technology)	(a)	36,841	569,193
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		17,583	730,574
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	2,840	933,366
Mylan NV (Pharmaceuticals)	(a)	37,399	2,219,631
			13,028,717
INDUSTRIALS - 12.8%
AMETEK, Inc. (Electrical Equip.)		24,265	1,274,883
Generac Holdings, Inc. (Electrical Equip.)	(a)	21,925	1,067,528
Hubbell, Inc. Class B (Electrical Equip.)		10,250	1,123,605
Sensata Technologies Holding NV (Electrical Equip.)	(a)	26,662	1,531,732
Flowserve Corp. (Machinery)		16,148	912,200
Graco, Inc. (Machinery)		18,942	1,366,855
Middleby Corp. / The (Machinery)	(a)	4,336	445,090
Kansas City Southern (Road & Rail)		15,247	1,556,414
W.W. Grainger, Inc. (Trading Companies & Distributors)		8,433	1,988,586
			11,266,893
INFORMATION TECHNOLOGY - 17.0%
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		25,878	1,524,991
Equinix, Inc. (Internet Software & Svs.)		7,975	1,856,979
LinkedIn Corp. (Internet Software & Svs.)	(a)	7,125	1,780,252
Pandora Media, Inc. (Internet Software & Svs.)	(a)	22,453	363,963
Twitter, Inc. (Internet Software & Svs.)	(a)	14,894	745,891
Fidelity National Information Services, Inc. (IT Svs.)		14,010	953,521
FleetCor Technologies, Inc. (IT Svs.)	(a)	7,704	1,162,688
Global Payments, Inc. (IT Svs.)		4,811	441,072
Broadcom Corp. Class A (Semiconductors & Equip.)		19,969	864,558
Guidewire Software, Inc. (Software)	(a)	21,313	1,121,277
Intuit, Inc. (Software)		9,747	945,069
Red Hat, Inc. (Software)	(a)	16,231	1,229,498
ServiceNow, Inc. (Software)	(a)	17,074	1,345,090
Splunk, Inc. (Software)	(a)	11,998	710,282
			15,045,131
MATERIALS - 5.4%
Airgas, Inc. (Chemicals)		8,344	885,382
Ashland, Inc. (Chemicals)		7,383	939,930
Axalta Coating Systems Ltd. (Chemicals)	(a)	34,909	964,187
International Flavors & Fragrances, Inc. (Chemicals)		7,704	904,450
Sherwin-Williams Co. / The (Chemicals)		3,668	1,043,546
			4,737,495
TELECOMMUNICATION SERVICES - 2.9%
Level 3 Communications, Inc. (Diversified Telecom. Svs.)	(a)	14,189	763,936
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	15,176	1,777,110
			2,541,046
Total Common Stocks (Cost $71,447,793)			$87,141,609

Money Market Funds - 1.2%		Shares	Value
Fidelity Institutional Money Market Funds
Prime Money Market Portfolio - Class I		1,068,000	$1,068,000
Total Money Market Funds (Cost $1,068,000)			$1,068,000

Total Investments - 100.1% (Cost $72,515,793)	(b)		$88,209,609
Liabilities in Excess of Other Assets - (0.1)%			(55,961)
Net Assets - 100.0%			$88,153,648

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		S&P 500® Index Portfolio

Schedule of Investments		March 31, 2015 (Unaudited)

Common Stocks - 94.6%		Shares	Value
CONSUMER DISCRETIONARY - 11.9%
BorgWarner, Inc. (Auto Components)		4,800	$290,304
Delphi Automotive PLC (Auto Components)		6,100	486,414
Goodyear Tire & Rubber Co. / The (Auto Components)		5,700	154,356
Johnson Controls, Inc. (Auto Components)		13,900	701,116
Ford Motor Co. (Automobiles)		83,787	1,352,322
General Motors Co. (Automobiles)		28,600	1,072,500
Harley-Davidson, Inc. (Automobiles)		4,500	273,330
Genuine Parts Co. (Distributors)		3,200	298,208
H&R Block, Inc. (Diversified Consumer Svs.)		5,800	186,006
Carnival Corp. (Hotels, Restaurants & Leisure)		9,500	454,480
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	650	422,851
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,600	180,284
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		4,346	349,071
McDonald's Corp. (Hotels, Restaurants & Leisure)		20,400	1,987,776
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		3,500	286,475
Starbucks Corp. (Hotels, Restaurants & Leisure)		15,900	1,505,730
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)		3,600	300,600
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		2,560	231,603
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		1,700	213,996
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		9,200	724,224
D.R. Horton, Inc. (Household Durables)		7,000	199,360
Garmin Ltd. (Household Durables)		2,600	123,552
Harman International Industries, Inc. (Household Durables)		1,500	200,445
Leggett & Platt, Inc. (Household Durables)		2,900	133,661
Lennar Corp. Class A (Household Durables)		3,800	196,878
Mohawk Industries, Inc. (Household Durables)	(a)	1,300	241,475
Newell Rubbermaid, Inc. (Household Durables)		5,700	222,699
PulteGroup, Inc. (Household Durables)		7,050	156,721
Whirlpool Corp. (Household Durables)		1,655	334,409
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	8,100	3,014,010
Expedia, Inc. (Internet & Catalog Retail)		2,100	197,673
Netflix, Inc. (Internet & Catalog Retail)	(a)	1,250	520,862
Priceline Group, Inc. / The (Internet & Catalog Retail)	(a)	1,100	1,280,565
TripAdvisor, Inc. (Internet & Catalog Retail)	(a)	2,400	199,608
Hasbro, Inc. (Leisure Products)		2,400	151,776
Mattel, Inc. (Leisure Products)		7,200	164,520
Cablevision Systems Corp. Class A (Media)		4,600	84,180
CBS Corp. Class B (Media)		9,650	585,079
Comcast Corp. Class A (Media)		53,853	3,041,079
DIRECTV (Media)	(a)	10,600	902,060
Discovery Communications, Inc. Class A (Media)	(a)	3,100	95,356
Discovery Communications, Inc. Class C (Media)	(a)	5,700	168,007
Gannett Co., Inc. (Media)		4,800	177,984
Interpublic Group of Cos., Inc. / The (Media)		8,723	192,953
News Corp. Class A (Media)	(a)	10,575	169,306
Omnicom Group, Inc. (Media)		5,200	405,496
Scripps Networks Interactive, Inc. Class A (Media)		2,100	143,976
Time Warner Cable, Inc. (Media)		5,932	889,088
Time Warner, Inc. (Media)		17,566	1,483,273
Twenty-First Century Fox, Inc. Class A (Media)		38,700	1,309,608
Viacom, Inc. Class B (Media)		7,750	529,325
Walt Disney Co. / The (Media)		33,100	3,471,859
Dollar General Corp. (Multiline Retail)		6,400	482,432
Dollar Tree, Inc. (Multiline Retail)	(a)	4,400	357,038
Family Dollar Stores, Inc. (Multiline Retail)		2,000	158,480
Kohl's Corp. (Multiline Retail)		4,300	336,475
Macy's, Inc. (Multiline Retail)		7,176	465,794
Nordstrom, Inc. (Multiline Retail)		3,000	240,960
Target Corp. (Multiline Retail)		13,500	1,107,945
AutoNation, Inc. (Specialty Retail)	(a)	1,600	102,928
AutoZone, Inc. (Specialty Retail)	(a)	675	460,458
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	3,900	299,422
Best Buy Co., Inc. (Specialty Retail)		6,175	233,353
CarMax, Inc. (Specialty Retail)	(a)	4,400	303,644
GameStop Corp. Class A (Specialty Retail)		2,300	87,308
Gap, Inc. / The (Specialty Retail)		5,650	244,814
Home Depot, Inc. / The (Specialty Retail)		27,900	3,169,719
L Brands, Inc. (Specialty Retail)		5,200	490,308
Lowe's Cos., Inc. (Specialty Retail)		20,600	1,532,434
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,200	475,728
Ross Stores, Inc. (Specialty Retail)		4,400	463,584
Staples, Inc. (Specialty Retail)		13,600	221,476
Tiffany & Co. (Specialty Retail)		2,400	211,224
TJX Cos., Inc. / The (Specialty Retail)		14,500	1,015,725
Tractor Supply Co. (Specialty Retail)		2,900	246,674
Urban Outfitters, Inc. (Specialty Retail)	(a)	2,100	95,865
Coach, Inc. (Textiles, Apparel & Luxury Goods)		5,800	240,294
Fossil Group, Inc. (Textiles, Apparel & Luxury Goods)	(a)	900	74,205
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		8,500	284,835
Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	4,300	282,725
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		14,800	1,484,884
PVH Corp. (Textiles, Apparel & Luxury Goods)		1,700	181,152
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,300	170,950
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	3,500	282,625
V.F. Corp. (Textiles, Apparel & Luxury Goods)		7,300	549,763
			48,813,710
CONSUMER STAPLES - 9.2%
Brown-Forman Corp. Class B (Beverages)		3,275	295,896
Coca-Cola Co. / The (Beverages)		83,200	3,373,760
Coca-Cola Enterprises, Inc. (Beverages)		4,600	203,320
Constellation Brands, Inc. Class A (Beverages)	(a)	3,600	418,356
Dr Pepper Snapple Group, Inc. (Beverages)		4,100	321,768
Molson Coors Brewing Co. Class B (Beverages)		3,400	253,130
Monster Beverage Corp. (Beverages)	(a)	3,100	429,024
PepsiCo, Inc. (Beverages)		31,347	2,997,400
Costco Wholesale Corp. (Food & Staples Retailing)		9,300	1,408,903
CVS Health Corp. (Food & Staples Retailing)		23,820	2,458,462
Kroger Co. / The (Food & Staples Retailing)		10,400	797,264
Sysco Corp. (Food & Staples Retailing)		12,500	471,625
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		18,500	1,566,580
Wal-Mart Stores, Inc. (Food & Staples Retailing)		33,400	2,747,150
Whole Foods Market, Inc. (Food & Staples Retailing)		7,600	395,808
Archer-Daniels-Midland Co. (Food Products)		13,450	637,530
Campbell Soup Co. (Food Products)		3,800	176,890
ConAgra Foods, Inc. (Food Products)		9,000	328,770
General Mills, Inc. (Food Products)		12,800	724,480
Hershey Co. / The (Food Products)		3,100	312,821
Hormel Foods Corp. (Food Products)		2,900	164,865
J.M. Smucker Co. / The (Food Products)		2,200	254,606
Kellogg Co. (Food Products)		5,400	356,130
Keurig Green Mountain, Inc. (Food Products)		2,600	290,498
Kraft Foods Group, Inc. (Food Products)		12,425	1,082,404
McCormick & Co., Inc. (Food Products)		2,700	208,197
Mead Johnson Nutrition Co. (Food Products)		4,251	427,353
Mondelez International, Inc. Class A (Food Products)		34,976	1,262,284
Tyson Foods, Inc. Class A (Food Products)		6,200	237,460
Clorox Co. / The (Household Products)		2,800	309,092
Colgate-Palmolive Co. (Household Products)		18,100	1,255,054
Kimberly-Clark Corp. (Household Products)		7,700	824,747
Procter & Gamble Co. / The (Household Products)		57,222	4,688,771
Estee Lauder Cos., Inc. / The Class A (Personal Products)		4,700	390,852
Altria Group, Inc. (Tobacco)		41,700	2,085,834
Lorillard, Inc. (Tobacco)		7,591	496,072
Philip Morris International, Inc. (Tobacco)		32,800	2,470,824
Reynolds American, Inc. (Tobacco)		6,500	447,915
			37,571,895
ENERGY - 7.6%
Baker Hughes, Inc. (Energy Equip. & Svs.)		9,241	587,543
Cameron International Corp. (Energy Equip. & Svs.)	(a)	4,100	184,992
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)		1,400	37,506
Ensco PLC Class A (Energy Equip. & Svs.)		5,000	105,350
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	4,900	181,349
Halliburton Co. (Energy Equip. & Svs.)		18,000	789,840
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		2,300	156,561
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		8,700	434,913
Noble Corp. PLC (Energy Equip. & Svs.)		5,100	72,828
Schlumberger Ltd. (Energy Equip. & Svs.)		27,047	2,256,802
Transocean Ltd. (Energy Equip. & Svs.)		7,200	105,624
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		10,700	886,067
Apache Corp. (Oil, Gas & Consumable Fuels)		7,972	480,951
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		8,800	259,864
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		11,000	155,760
Chevron Corp. (Oil, Gas & Consumable Fuels)		39,838	4,182,193
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		1,900	218,671
ConocoPhillips (Oil, Gas & Consumable Fuels)		26,100	1,624,986
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		4,900	136,661
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		8,200	494,542
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		11,600	1,063,604
EQT Corp. (Oil, Gas & Consumable Fuels)		3,200	265,184
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		88,864	7,553,440
Hess Corp. (Oil, Gas & Consumable Fuels)		5,100	346,137
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		36,073	1,517,230
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		14,320	373,895
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		5,760	589,766
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		3,500	163,100
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	3,400	119,306
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		8,200	400,980
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		16,300	1,189,900
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		4,400	212,256
Phillips 66 (Oil, Gas & Consumable Fuels)		11,550	907,830
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		3,200	523,232
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		3,400	70,890
Range Resources Corp. (Oil, Gas & Consumable Fuels)		3,500	182,140
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	8,100	187,839
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)		14,218	514,265
Tesoro Corp. (Oil, Gas & Consumable Fuels)		2,600	237,354
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		10,900	693,458
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		14,300	723,437
			31,188,246
FINANCIALS - 15.3%
Bank of America Corp. (Banks)		222,827	3,429,308
BB&T Corp. (Banks)		15,300	596,547
Citigroup, Inc. (Banks)		64,236	3,309,439
Comerica, Inc. (Banks)		3,800	171,494
Fifth Third Bancorp (Banks)		17,250	325,163
Huntington Bancshares, Inc. (Banks)		17,200	190,060
JPMorgan Chase & Co. (Banks)		78,943	4,782,367
KeyCorp (Banks)		18,100	256,296
M&T Bank Corp. (Banks)		2,800	355,600
PNC Financial Services Group, Inc. / The (Banks)		11,042	1,029,556
Regions Financial Corp. (Banks)		28,475	269,089
SunTrust Banks, Inc. (Banks)		11,100	456,099
U.S. Bancorp (Banks)		37,690	1,645,922
Wells Fargo & Co. (Banks)		99,313	5,402,627
Zions Bancorporation (Banks)		4,300	116,100
Affiliated Managers Group, Inc. (Capital Markets)	(a)	1,200	257,736
Ameriprise Financial, Inc. (Capital Markets)		3,880	507,659
Bank of New York Mellon Corp. / The (Capital Markets)		23,611	950,107
BlackRock, Inc. (Capital Markets)		2,700	987,768
Charles Schwab Corp. / The (Capital Markets)		24,400	742,736
E*TRADE Financial Corp. (Capital Markets)	(a)	6,090	173,900
Franklin Resources, Inc. (Capital Markets)		8,300	425,956
Goldman Sachs Group, Inc. / The (Capital Markets)		8,550	1,607,144
Invesco Ltd. (Capital Markets)		9,100	361,179
Legg Mason, Inc. (Capital Markets)		2,100	115,920
Morgan Stanley (Capital Markets)		32,700	1,167,063
Northern Trust Corp. (Capital Markets)		4,600	320,390
State Street Corp. (Capital Markets)		8,700	639,711
T. Rowe Price Group, Inc. (Capital Markets)		5,500	445,390
American Express Co. (Consumer Finance)		18,600	1,453,032
Capital One Financial Corp. (Consumer Finance)		11,673	920,066
Discover Financial Services (Consumer Finance)		9,450	532,508
Navient Corp. (Consumer Finance)		8,500	172,805
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	38,591	5,569,453
CME Group, Inc. (Diversified Financial Svs.)		6,675	632,189
Intercontinental Exchange, Inc. (Diversified Financial Svs.)		2,332	543,986
Leucadia National Corp. (Diversified Financial Svs.)		6,700	149,343
McGraw Hill Financial, Inc. (Diversified Financial Svs.)		5,800	599,720
Moody's Corp. (Diversified Financial Svs.)		3,800	394,440
NASDAQ OMX Group, Inc. / The (Diversified Financial Svs.)		2,500	127,350
ACE Ltd. (Insurance)		6,900	769,281
Aflac, Inc. (Insurance)		9,300	595,293
Allstate Corp. / The (Insurance)		8,800	626,296
American International Group, Inc. (Insurance)		29,095	1,594,115
Aon PLC (Insurance)		5,900	567,108
Assurant, Inc. (Insurance)		1,500	92,115
Chubb Corp. / The (Insurance)		4,900	495,390
Cincinnati Financial Corp. (Insurance)		3,166	168,684
Genworth Financial, Inc. Class A (Insurance)	(a)	10,500	76,755
Hartford Financial Services Group, Inc. / The (Insurance)		8,900	372,198
Lincoln National Corp. (Insurance)		5,386	309,480
Loews Corp. (Insurance)		6,361	259,720
Marsh & McLennan Cos., Inc. (Insurance)		11,400	639,426
MetLife, Inc. (Insurance)		23,700	1,198,035
Principal Financial Group, Inc. (Insurance)		5,800	297,946
Progressive Corp. / The (Insurance)		11,400	310,080
Prudential Financial, Inc. (Insurance)		9,600	770,976
Torchmark Corp. (Insurance)		2,675	146,911
Travelers Cos., Inc. / The (Insurance)		6,759	730,851
Unum Group (Insurance)		5,300	178,769
XL Group PLC (Insurance)		5,400	198,720
American Tower Corp. (Real Estate Investment Trusts)		8,900	837,935
Apartment Investment & Management Co. Class A (Real Estate Investment Trusts)		3,273	128,825
AvalonBay Communities, Inc. (Real Estate Investment Trusts)		2,831	493,302
Boston Properties, Inc. (Real Estate Investment Trusts)		3,200	449,536
Crown Castle International Corp. (Real Estate Investment Trusts)		7,100	586,034
Equity Residential (Real Estate Investment Trusts)		7,700	599,522
Essex Property Trust, Inc. (Real Estate Investment Trusts)		1,400	321,860
General Growth Properties, Inc. (Real Estate Investment Trusts)		13,300	393,015
HCP, Inc. (Real Estate Investment Trusts)		9,800	423,458
Health Care REIT, Inc. (Real Estate Investment Trusts)		7,400	572,464
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)		16,002	322,920
Iron Mountain, Inc. (Real Estate Investment Trusts)		3,928	143,293
Kimco Realty Corp. (Real Estate Investment Trusts)		8,700	233,595
Macerich Co. / The (Real Estate Investment Trusts)		3,000	252,990
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)		3,700	160,765
Prologis, Inc. (Real Estate Investment Trusts)		10,839	472,147
Public Storage (Real Estate Investment Trusts)		3,100	611,134
Simon Property Group, Inc. (Real Estate Investment Trusts)		6,562	1,283,790
SL Green Realty Corp. (Real Estate Investment Trusts)		2,100	269,598
Ventas, Inc. (Real Estate Investment Trusts)		7,000	511,140
Vornado Realty Trust (Real Estate Investment Trusts)		3,693	413,616
Weyerhaeuser Co. (Real Estate Investment Trusts)		11,163	370,053
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	5,900	228,389
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)		10,200	106,896
People's United Financial, Inc. (Thrifts & Mortgage Finance)		6,500	98,800
			62,816,444
HEALTH CARE - 14.1%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	4,300	745,190
Amgen, Inc. (Biotechnology)		16,106	2,574,544
Biogen Idec, Inc. (Biotechnology)	(a)	4,945	2,087,977
Celgene Corp. (Biotechnology)	(a)	17,000	1,959,760
Gilead Sciences, Inc. (Biotechnology)	(a)	31,500	3,091,095
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,550	699,794
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,100	601,647
Abbott Laboratories (Health Care Equip. & Supplies)		32,000	1,482,560
Baxter International, Inc. (Health Care Equip. & Supplies)		11,500	787,750
Becton Dickinson and Co. (Health Care Equip. & Supplies)		4,438	637,252
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	28,203	500,603
C.R. Bard, Inc. (Health Care Equip. & Supplies)		1,600	267,760
DENTSPLY International, Inc. (Health Care Equip. & Supplies)		3,000	152,670
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	2,300	327,658
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	775	391,398
Medtronic PLC (Health Care Equip. & Supplies)		30,190	2,354,518
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		6,000	392,400
Stryker Corp. (Health Care Equip. & Supplies)		6,300	581,175
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	2,100	197,589
Zimmer Holdings, Inc. (Health Care Equip. & Supplies)		3,570	419,546
Aetna, Inc. (Health Care Providers & Svs.)		7,454	794,075
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4,400	500,148
Anthem, Inc. (Health Care Providers & Svs.)		5,700	880,137
Cardinal Health, Inc. (Health Care Providers & Svs.)		7,000	631,890
Cigna Corp. (Health Care Providers & Svs.)		5,500	711,920
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)	(a)	3,700	300,736
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	15,378	1,334,349
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	6,200	466,426
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	1,800	251,316
Humana, Inc. (Health Care Providers & Svs.)		3,200	569,664
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	2,100	264,789
McKesson Corp. (Health Care Providers & Svs.)		4,900	1,108,380
Patterson Cos., Inc. (Health Care Providers & Svs.)		1,800	87,822
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		3,100	238,235
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	2,112	104,565
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		20,200	2,389,458
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		1,900	223,649
Cerner Corp. (Health Care Technology)	(a)	6,500	476,190
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		7,100	295,005
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		2,400	122,736
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		8,400	1,128,456
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,800	223,776
AbbVie, Inc. (Pharmaceuticals)		33,800	1,978,652
Actavis PLC (Pharmaceuticals)	(a)	8,240	2,452,475
Bristol-Myers Squibb Co. (Pharmaceuticals)		35,169	2,268,401
Eli Lilly & Co. (Pharmaceuticals)		20,700	1,503,855
Endo International PLC (Pharmaceuticals)	(a)	3,800	340,860
Hospira, Inc. (Pharmaceuticals)	(a)	3,610	317,102
Johnson & Johnson (Pharmaceuticals)		58,900	5,925,340
Mallinckrodt PLC (Pharmaceuticals)	(a)	2,500	316,625
Merck & Co., Inc. (Pharmaceuticals)		60,094	3,454,203
Mylan NV (Pharmaceuticals)	(a)	7,900	468,865
Perrigo Co. PLC (Pharmaceuticals)		3,000	496,650
Pfizer, Inc. (Pharmaceuticals)		129,810	4,516,090
Zoetis, Inc. (Pharmaceuticals)		10,600	490,674
			57,886,400
INDUSTRIALS - 9.8%
Boeing Co. / The (Aerospace & Defense)		13,900	2,086,112
General Dynamics Corp. (Aerospace & Defense)		6,700	909,391
Honeywell International, Inc. (Aerospace & Defense)		16,600	1,731,546
L-3 Communications Holdings, Inc. (Aerospace & Defense)		1,700	213,843
Lockheed Martin Corp. (Aerospace & Defense)		5,700	1,156,872
Northrop Grumman Corp. (Aerospace & Defense)		4,200	676,032
Precision Castparts Corp. (Aerospace & Defense)		3,000	630,000
Raytheon Co. (Aerospace & Defense)		6,500	710,125
Rockwell Collins, Inc. (Aerospace & Defense)		2,800	270,340
Textron, Inc. (Aerospace & Defense)		5,900	261,547
United Technologies Corp. (Aerospace & Defense)		17,500	2,051,000
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,100	226,982
Expeditors International of Washington, Inc. (Air Freight & Logistics)		4,100	197,538
FedEx Corp. (Air Freight & Logistics)		5,600	926,520
United Parcel Service, Inc. Class B (Air Freight & Logistics)		14,700	1,425,018
American Airlines Group, Inc. (Airlines)		15,200	802,256
Delta Air Lines, Inc. (Airlines)		17,500	786,800
Southwest Airlines Co. (Airlines)		14,300	633,490
Allegion PLC (Building Products)		2,000	122,340
Masco Corp. (Building Products)		7,400	197,580
ADT Corp. / The (Commercial Svs. & Supplies)		3,650	151,548
Cintas Corp. (Commercial Svs. & Supplies)		2,100	171,423
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		4,300	100,276
Republic Services, Inc. (Commercial Svs. & Supplies)		5,280	214,157
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	1,800	252,774
Tyco International PLC (Commercial Svs. & Supplies)		8,900	383,234
Waste Management, Inc. (Commercial Svs. & Supplies)		9,000	488,070
Fluor Corp. (Construction & Engineering)		3,100	177,196
Jacobs Engineering Group, Inc. (Construction & Engineering)	(a)	2,700	121,932
Quanta Services, Inc. (Construction & Engineering)	(a)	4,500	128,385
AMETEK, Inc. (Electrical Equip.)		5,100	267,954
Eaton Corp. PLC (Electrical Equip.)		10,036	681,846
Emerson Electric Co. (Electrical Equip.)		14,500	820,990
Rockwell Automation, Inc. (Electrical Equip.)		2,900	336,371
3M Co. (Industrial Conglomerates)		13,400	2,210,330
Danaher Corp. (Industrial Conglomerates)		13,000	1,103,700
General Electric Co. (Industrial Conglomerates)		213,200	5,289,492
Roper Industries, Inc. (Industrial Conglomerates)		2,100	361,200
Caterpillar, Inc. (Machinery)		12,800	1,024,384
Cummins, Inc. (Machinery)		3,600	499,104
Deere & Co. (Machinery)		7,200	631,368
Dover Corp. (Machinery)		3,500	241,920
Flowserve Corp. (Machinery)		2,900	163,821
Illinois Tool Works, Inc. (Machinery)		7,400	718,836
Ingersoll-Rand PLC (Machinery)		5,600	381,248
Joy Global, Inc. (Machinery)		2,100	82,278
PACCAR, Inc. (Machinery)		7,512	474,308
Pall Corp. (Machinery)		2,300	230,897
Parker-Hannifin Corp. (Machinery)		3,000	356,340
Pentair PLC (Machinery)		3,903	245,460
Snap-on, Inc. (Machinery)		1,200	176,472
Stanley Black & Decker, Inc. (Machinery)		3,347	319,170
Xylem, Inc. (Machinery)		3,900	136,578
Dun & Bradstreet Corp. / The (Professional Svs.)		800	102,688
Equifax, Inc. (Professional Svs.)		2,500	232,500
Nielsen NV (Professional Svs.)		6,700	298,619
Robert Half International, Inc. (Professional Svs.)		2,900	175,508
CSX Corp. (Road & Rail)		21,000	695,520
Kansas City Southern (Road & Rail)		2,300	234,784
Norfolk Southern Corp. (Road & Rail)		6,500	668,980
Ryder System, Inc. (Road & Rail)		1,100	104,379
Union Pacific Corp. (Road & Rail)		18,700	2,025,397
Fastenal Co. (Trading Companies & Distributors)		5,800	240,323
United Rentals, Inc. (Trading Companies & Distributors)	(a)	2,000	182,320
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,300	306,553
			40,225,965
INFORMATION TECHNOLOGY - 18.6%
Cisco Systems, Inc. (Communications Equip.)		108,100	2,975,453
F5 Networks, Inc. (Communications Equip.)	(a)	1,500	172,410
Harris Corp. (Communications Equip.)		2,200	173,272
Juniper Networks, Inc. (Communications Equip.)		7,700	173,866
Motorola Solutions, Inc. (Communications Equip.)		4,014	267,613
QUALCOMM, Inc. (Communications Equip.)		34,900	2,419,966
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		6,600	388,938
Corning, Inc. (Electronic Equip., Instr. & Comp.)		26,900	610,092
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		3,000	93,840
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		8,600	615,932
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	3,800	269,971
eBay, Inc. (Internet Software & Svs.)	(a)	23,300	1,343,944
Equinix, Inc. (Internet Software & Svs.)		1,200	279,420
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	44,500	3,658,568
Google, Inc. Class A (Internet Software & Svs.)	(a)	6,025	3,342,068
Google, Inc. Class C (Internet Software & Svs.)	(a)	6,025	3,301,700
VeriSign, Inc. (Internet Software & Svs.)	(a)	2,200	147,334
Yahoo!, Inc. (Internet Software & Svs.)	(a)	18,400	817,604
Accenture PLC Class A (IT Svs.)		13,300	1,246,077
Alliance Data Systems Corp. (IT Svs.)	(a)	1,300	385,125
Automatic Data Processing, Inc. (IT Svs.)		10,100	864,964
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	12,900	804,831
Computer Sciences Corp. (IT Svs.)		3,000	195,840
Fidelity National Information Services, Inc. (IT Svs.)		6,000	408,360
Fiserv, Inc. (IT Svs.)	(a)	5,100	404,940
International Business Machines Corp. (IT Svs.)		19,450	3,121,725
MasterCard, Inc. Class A (IT Svs.)		20,700	1,788,273
Paychex, Inc. (IT Svs.)		6,900	342,344
Teradata Corp. (IT Svs.)	(a)	3,100	136,834
Total System Services, Inc. (IT Svs.)		3,477	132,648
Visa, Inc. (IT Svs.)		41,100	2,688,351
Western Union Co. / The (IT Svs.)		11,047	229,888
Xerox Corp. (IT Svs.)		22,102	284,011
Altera Corp. (Semiconductors & Equip.)		6,400	274,624
Analog Devices, Inc. (Semiconductors & Equip.)		6,600	415,800
Applied Materials, Inc. (Semiconductors & Equip.)		26,000	586,560
Avago Technologies Ltd. (Semiconductors & Equip.)		5,400	685,692
Broadcom Corp. Class A (Semiconductors & Equip.)		11,550	500,057
First Solar, Inc. (Semiconductors & Equip.)	(a)	1,550	92,675
Intel Corp. (Semiconductors & Equip.)		100,300	3,136,381
KLA-Tencor Corp. (Semiconductors & Equip.)		3,400	198,186
Lam Research Corp. (Semiconductors & Equip.)		3,325	233,531
Linear Technology Corp. (Semiconductors & Equip.)		5,100	238,680
Microchip Technology, Inc. (Semiconductors & Equip.)		4,300	210,270
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	22,800	618,564
NVIDIA Corp. (Semiconductors & Equip.)		10,900	228,083
Skyworks Solutions, Inc. (Semiconductors & Equip.)		4,000	393,160
Texas Instruments, Inc. (Semiconductors & Equip.)		22,200	1,269,507
Xilinx, Inc. (Semiconductors & Equip.)		5,500	232,650
Adobe Systems, Inc. (Software)	(a)	10,100	746,794
Autodesk, Inc. (Software)	(a)	4,800	281,472
CA, Inc. (Software)		6,800	221,748
Citrix Systems, Inc. (Software)	(a)	3,400	217,158
Electronic Arts, Inc. (Software)	(a)	6,600	388,179
Intuit, Inc. (Software)		5,900	572,064
Microsoft Corp. (Software)		173,700	7,061,774
Oracle Corp. (Software)		67,900	2,929,885
Red Hat, Inc. (Software)	(a)	3,900	295,425
salesforce.com, Inc. (Software)	(a)	12,800	855,168
Symantec Corp. (Software)		14,494	338,652
Apple, Inc. (Tech. Hardware, Storage & Periph.)		123,400	15,354,662
EMC Corp. (Tech. Hardware, Storage & Periph.)		42,100	1,076,076
Hewlett-Packard Co. (Tech. Hardware, Storage & Periph.)		38,500	1,199,660
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		6,600	234,036
SanDisk Corp. (Tech. Hardware, Storage & Periph.)		4,500	286,290
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		7,000	364,210
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		4,600	418,646
			76,242,521
MATERIALS - 3.0%
Air Products & Chemicals, Inc. (Chemicals)		4,100	620,248
Airgas, Inc. (Chemicals)		1,400	148,554
CF Industries Holdings, Inc. (Chemicals)		1,000	283,680
Dow Chemical Co. / The (Chemicals)		23,000	1,103,540
Eastman Chemical Co. (Chemicals)		3,100	214,706
Ecolab, Inc. (Chemicals)		5,700	651,966
E.I. du Pont de Nemours & Co. (Chemicals)		19,200	1,372,224
FMC Corp. (Chemicals)		2,800	160,300
International Flavors & Fragrances, Inc. (Chemicals)		1,700	199,580
LyondellBasell Industries NV Class A (Chemicals)		8,400	737,520
Monsanto Co. (Chemicals)		10,186	1,146,332
Mosaic Co. / The (Chemicals)		6,600	303,996
PPG Industries, Inc. (Chemicals)		2,900	654,066
Praxair, Inc. (Chemicals)		6,100	736,514
Sherwin-Williams Co. / The (Chemicals)		1,700	483,650
Sigma-Aldrich Corp. (Chemicals)		2,500	345,625
Martin Marietta Materials, Inc. (Construction Materials)		1,300	181,740
Vulcan Materials Co. (Construction Materials)		2,800	236,040
Avery Dennison Corp. (Containers & Packaging)		1,900	100,529
Ball Corp. (Containers & Packaging)		2,900	204,856
MeadWestvaco Corp. (Containers & Packaging)		3,500	174,545
Owens-Illinois, Inc. (Containers & Packaging)	(a)	3,500	81,620
Sealed Air Corp. (Containers & Packaging)		4,500	205,020
Alcoa, Inc. (Metals & Mining)		25,900	334,628
Allegheny Technologies, Inc. (Metals & Mining)		2,300	69,023
Freeport-McMoRan, Inc. (Metals & Mining)		22,052	417,885
Newmont Mining Corp. (Metals & Mining)		10,600	230,126
Nucor Corp. (Metals & Mining)		6,800	323,204
International Paper Co. (Paper & Forest Products)		9,000	499,410
			12,221,127
TELECOMMUNICATION SERVICES - 2.2%
AT&T, Inc. (Diversified Telecom. Svs.)		109,878	3,587,517
CenturyLink, Inc. (Diversified Telecom. Svs.)		11,972	413,633
Frontier Communications Corp. (Diversified Telecom. Svs.)		21,241	149,749
Level 3 Communications, Inc. (Diversified Telecom. Svs.)	(a)	6,100	328,424
Verizon Communications, Inc. (Diversified Telecom. Svs.)		88,000	4,279,440
Windstream Holdings, Inc. (Diversified Telecom. Svs.)		12,796	94,690
			8,853,453
UTILITIES - 2.9%
American Electric Power Co., Inc. (Electric Utilities)		10,400	585,000
Duke Energy Corp. (Electric Utilities)		14,943	1,147,324
Edison International (Electric Utilities)		6,900	431,043
Entergy Corp. (Electric Utilities)		3,800	294,462
Eversource Energy (Electric Utilities)		6,700	338,484
Exelon Corp. (Electric Utilities)		18,190	611,366
FirstEnergy Corp. (Electric Utilities)		8,934	313,226
NextEra Energy, Inc. (Electric Utilities)		9,400	978,070
Pepco Holdings, Inc. (Electric Utilities)		5,400	144,882
Pinnacle West Capital Corp. (Electric Utilities)		2,300	146,625
PPL Corp. (Electric Utilities)		14,100	474,606
Southern Co. / The (Electric Utilities)		19,300	854,604
Xcel Energy, Inc. (Electric Utilities)		10,700	372,467
AGL Resources, Inc. (Gas Utilities)		2,486	123,430
AES Corp. (Ind. Power & Renewable Elec.)		13,700	176,045
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		7,200	181,368
Ameren Corp. (Multi-Utilities)		5,100	215,220
CenterPoint Energy, Inc. (Multi-Utilities)		9,100	185,731
CMS Energy Corp. (Multi-Utilities)		5,800	202,478
Consolidated Edison, Inc. (Multi-Utilities)		6,200	378,200
Dominion Resources, Inc. (Multi-Utilities)		12,500	885,875
DTE Energy Co. (Multi-Utilities)		3,800	306,622
Integrys Energy Group, Inc. (Multi-Utilities)		1,712	123,298
NiSource, Inc. (Multi-Utilities)		6,700	295,872
PG&E Corp. (Multi-Utilities)		10,100	536,007
Public Service Enterprise Group, Inc. (Multi-Utilities)		10,700	448,544
SCANA Corp. (Multi-Utilities)		3,000	164,970
Sempra Energy (Multi-Utilities)		4,900	534,198
TECO Energy, Inc. (Multi-Utilities)		5,000	97,000
Wisconsin Energy Corp. (Multi-Utilities)		4,800	237,600
			11,784,617
Total Common Stocks (Cost $247,859,149)			$387,604,378

Exchange Traded Funds - 4.9%		Shares	Value
SPDR S&P 500 ETF Trust		98,275	$20,286,908
Total Exchange Traded Funds (Cost $20,233,760)			$20,286,908

Total Investments - 99.5% (Cost $268,092,909)	(b)		$407,891,286
Other Assets in Excess of Liabilities - 0.5%			1,893,193
Net Assets - 100.0%			$409,784,479

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Strategic Value Portfolio

Schedule of Investments		March 31, 2015 (Unaudited)

Common Stocks - 97.1%		Shares	Value
CONSUMER DISCRETIONARY - 4.3%
McDonald's Corp. (Hotels, Restaurants & Leisure)		149,645	$14,581,409

CONSUMER STAPLES - 31.4%
Coca-Cola Co. / The (Beverages)		119,450	4,843,697
PepsiCo, Inc. (Beverages)		36,700	3,509,254
General Mills, Inc. (Food Products)		97,100	5,495,860
Kellogg Co. (Food Products)		54,075	3,566,246
Kraft Foods Group, Inc. (Food Products)		222,730	19,403,124
Unilever PLC (Food Products)	(a)	215,600	8,995,538
Kimberly-Clark Corp. (Household Products)		78,475	8,405,457
Procter & Gamble Co. / The (Household Products)		115,350	9,451,779
Altria Group, Inc. (Tobacco)		286,995	14,355,490
Philip Morris International, Inc. (Tobacco)		174,545	13,148,475
Reynolds American, Inc. (Tobacco)		221,720	15,278,725
			106,453,645
ENERGY - 15.0%
BP PLC (Oil, Gas & Consumable Fuels)	(a)	1,220,300	7,910,150
Chevron Corp. (Oil, Gas & Consumable Fuels)		94,980	9,971,000
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		137,390	5,778,623
Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	(a)	321,220	10,006,061
TOTAL SA (Oil, Gas & Consumable Fuels)	(a)	152,420	7,576,313
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		190,150	9,619,688
			50,861,835
FINANCIALS - 9.3%
Digital Realty Trust, Inc. (Real Estate Investment Trusts)		85,700	5,652,772
HCP, Inc. (Real Estate Investment Trusts)		155,190	6,705,760
Health Care REIT, Inc. (Real Estate Investment Trusts)		93,500	7,233,160
National Retail Properties, Inc. (Real Estate Investment Trusts)		21,000	860,370
Realty Income Corp. (Real Estate Investment Trusts)		80,800	4,169,280
Ventas, Inc. (Real Estate Investment Trusts)		97,530	7,121,641
			31,742,983
HEALTH CARE - 9.6%
GlaxoSmithKline PLC (Pharmaceuticals)	(a)	567,156	13,055,841
Johnson & Johnson (Pharmaceuticals)		51,860	5,217,116
Merck & Co., Inc. (Pharmaceuticals)		187,900	10,800,492
Sanofi (Pharmaceuticals)	(a)	37,036	3,657,626
			32,731,075
TELECOMMUNICATION SERVICES - 13.0%
AT&T, Inc. (Diversified Telecom. Svs.)		439,223	14,340,631
BCE, Inc. (Diversified Telecom. Svs.)		160,280	6,785,530
Verizon Communications, Inc. (Diversified Telecom. Svs.)		283,601	13,791,517
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		279,893	9,146,903
			44,064,581
UTILITIES - 14.5%
American Electric Power Co., Inc. (Electric Utilities)		74,600	4,196,250
Duke Energy Corp. (Electric Utilities)		139,906	10,741,983
PPL Corp. (Electric Utilities)		251,900	8,478,954
Southern Co. / The (Electric Utilities)		194,860	8,628,401
Dominion Resources, Inc. (Multi-Utilities)		61,225	4,339,016
National Grid PLC (Multi-Utilities)	(a)	1,003,800	12,904,848
			49,289,452
Total Common Stocks (Cost $301,160,235)			$329,724,980

Money Market Funds - 0.9%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		3,021,000	$3,021,000
Total Money Market Funds (Cost $3,021,000)			$3,021,000

Total Investments - 98.0% (Cost $304,181,235)	(b)		$332,745,980
Other Assets in Excess of Liabilities - 2.0%			6,820,177
Net Assets - 100.0%			$339,566,157

Percentages are stated as a percent of net assets.

Abbreviations:

        ADR: American Depositary Receipts

Footnotes:

(a) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $64,106,377, or 18.9% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.			High Income Bond Portfolio

Schedule of Investments				March 31, 2015 (Unaudited)

Corporate Bonds - 97.7%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 30.3%
American Axle & Manufacturing, Inc. (Auto Components)		6.625%	10/15/2022	$625,000	$670,312
American Axle & Manufacturing, Inc. (Auto Components)		6.250%	03/15/2021	400,000	423,000
Gates Global LLC / Gates Global Co. (Auto Components)	(b)	6.000%	07/15/2022	800,000	755,000
International Automotive Components Group SL (Auto Components)	(b)	9.125%	06/01/2018	850,000	863,812
J.B. Poindexter & Co., Inc. (Auto Components)	(b)	9.000%	04/01/2022	725,000	786,625
Lear Corp. (Auto Components)		5.375%	03/15/2024	225,000	232,875
Lear Corp. (Auto Components)		4.750%	01/15/2023	625,000	628,125
Lear Corp. (Auto Components)		5.250%	01/15/2025	100,000	102,000
MPG Holdco I, Inc. (Auto Components)	(b)	7.375%	10/15/2022	825,000	881,719
Stackpole International Intermediate / Stackpole International Powder (Auto Components)	(b)	7.750%	10/15/2021	625,000	618,750
Tenneco, Inc. (Auto Components)		5.375%	12/15/2024	225,000	234,000
UCI International, Inc. (Auto Components)		8.625%	02/15/2019	925,000	837,125
General Motors Co. (Automobiles)		4.000%	04/01/2025	500,000	507,859
General Motors Financial Co., Inc. (Automobiles)		4.250%	05/15/2023	325,000	336,687
General Motors Financial Co., Inc. (Automobiles)		4.000%	01/15/2025	150,000	152,987
Affinia Group, Inc. (Distributors)		7.750%	05/01/2021	1,125,000	1,164,375
ServiceMaster Co. LLC / The (Diversified Consumer Svs.)		7.100%	03/01/2018	450,000	472,500
ServiceMaster Co. LLC / The (Diversified Consumer Svs.)		7.450%	08/15/2027	300,000	303,750
ServiceMaster Co. LLC / The (Diversified Consumer Svs.)		8.000%	02/15/2020	250,000	265,000
ServiceMaster Co. LLC / The (Diversified Consumer Svs.)		7.000%	08/15/2020	649,000	689,562
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	6.000%	04/01/2022	1,050,000	1,088,062
Affinity Gaming LLC / Affinity Gaming Finance Corp. (Hotels, Restaurants & Leisure)		9.000%	05/15/2018	250,000	243,750
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		5.250%	03/15/2021	125,000	129,062
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)	(b)	5.375%	06/01/2024	375,000	383,437
Chester Downs & Marina LLC (Hotels, Restaurants & Leisure)	(b)	9.250%	02/01/2020	450,000	342,000
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		5.375%	12/15/2021	225,000	227,812
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		5.375%	11/01/2023	375,000	387,656
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		4.875%	11/01/2020	625,000	640,625
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. (Hotels, Restaurants & Leisure)		5.625%	10/15/2021	300,000	315,750
MGM Resorts International (Hotels, Restaurants & Leisure)		7.750%	03/15/2022	1,125,000	1,267,031
MGM Resorts International (Hotels, Restaurants & Leisure)		6.750%	10/01/2020	425,000	454,219
MGM Resorts International (Hotels, Restaurants & Leisure)		6.000%	03/15/2023	150,000	154,125
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)		9.750%	09/01/2021	450,000	477,000
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(b)	5.250%	11/15/2019	225,000	230,625
NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc. (Hotels, Restaurants & Leisure)		10.500%	01/15/2020	900,000	947,250
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)		5.875%	11/01/2021	1,075,000	1,069,625
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)		7.500%	04/15/2021	225,000	237,656
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)		6.375%	08/01/2021	650,000	690,625
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. (Hotels, Restaurants & Leisure)	(b)	9.500%	06/15/2019	607,000	638,867
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC (Hotels, Restaurants & Leisure)	(b)	5.875%	05/15/2021	1,225,000	1,229,594
Seminole Indian Tribe of Florida (Hotels, Restaurants & Leisure)	(b)	7.804%	10/01/2020	745,000	797,150
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	5.250%	01/15/2021	800,000	822,000
Station Casinos LLC (Hotels, Restaurants & Leisure)		7.500%	03/01/2021	900,000	958,500
RSI Home Products, Inc. (Household Durables)	(b)	6.500%	03/15/2023	500,000	508,750
Serta Simmons Holdings LLC (Household Durables)	(b)	8.125%	10/01/2020	1,275,000	1,341,937
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		6.000%	08/15/2022	100,000	107,345
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		5.500%	12/01/2024	525,000	549,937
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		5.000%	09/01/2023	550,000	558,250
FGI Operating Co. LLC / FGI Finance, Inc. (Leisure Equip. & Products)		7.875%	05/01/2020	800,000	682,000
Altice SA (Media)	(b)	7.750%	05/15/2022	875,000	890,312
Altice SA (Media)	(b)	7.625%	02/15/2025	250,000	250,469
AMC Networks, Inc. (Media)		7.750%	07/15/2021	575,000	623,875
AMC Networks, Inc. (Media)		4.750%	12/15/2022	350,000	348,467
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		6.625%	01/31/2022	400,000	427,500
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.125%	02/15/2023	150,000	151,500
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	01/15/2024	1,275,000	1,332,375
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	09/01/2023	325,000	339,625
CCOH Safari LLC (Media)		5.750%	12/01/2024	75,000	77,250
CCOH Safari LLC (Media)		5.500%	12/01/2022	100,000	102,250
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(b)	6.375%	09/15/2020	350,000	368,812
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(b)	5.125%	12/15/2021	750,000	749,062
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(b)	5.125%	12/15/2021	100,000	100,000
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	275,000	285,312
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	1,125,000	1,184,062
Crown Media Holdings, Inc. (Media)		10.500%	07/15/2019	700,000	749,000
Cumulus Media Holdings, Inc. (Media)		7.750%	05/01/2019	825,000	808,500
DISH DBS Corp. (Media)		5.875%	07/15/2022	1,600,000	1,626,000
Entercom Radio LLC (Media)		10.500%	12/01/2019	500,000	542,500
Expo Event Transco, Inc. (Media)	(b)	9.000%	06/15/2021	800,000	818,000
Gannett Co., Inc. (Media)	(b)	5.500%	09/15/2024	75,000	78,469
Gannett Co., Inc. (Media)	(b)	4.875%	09/15/2021	75,000	76,500
Gannett Co., Inc. (Media)		6.375%	10/15/2023	775,000	840,875
Gannett Co., Inc. (Media)		5.125%	10/15/2019	200,000	209,500
Gray Television, Inc. (Media)		7.500%	10/01/2020	700,000	736,750
Igloo Holdings Corp. (Media)	(b)(d)	8.250%	12/15/2017	875,000	883,750
iHeartCommunications, Inc. (Media)		9.000%	03/01/2021	750,000	718,125
Intelsat Jackson Holdings SA (Media)		6.625%	12/15/2022	825,000	796,125
Intelsat Jackson Holdings SA (Media)		5.500%	08/01/2023	550,000	519,750
Intelsat Luxembourg SA (Media)		7.750%	06/01/2021	325,000	299,812
Intelsat Luxembourg SA (Media)		8.125%	06/01/2023	750,000	690,937
Lamar Media Corp. (Media)		5.875%	02/01/2022	250,000	263,125
Lamar Media Corp. (Media)		5.000%	05/01/2023	725,000	741,313
LIN Television Corp. (Media)	(b)	5.875%	11/15/2022	150,000	153,000
Nexstar Broadcasting, Inc. (Media)	(b)	6.125%	02/15/2022	475,000	486,875
Nielsen Co. Luxembourg SARL / The (Media)	(b)	5.500%	10/01/2021	175,000	180,687
Nielsen Finance LLC / Nielsen Finance Co. (Media)		4.500%	10/01/2020	450,000	457,875
Nielsen Finance LLC / Nielsen Finance Co. (Media)	(b)	5.000%	04/15/2022	1,025,000	1,031,406
Numericable Group SA (Media)	(b)	6.000%	05/15/2022	575,000	583,625
Numericable Group SA (Media)	(b)	6.250%	05/15/2024	400,000	405,000
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)		5.625%	02/15/2024	75,000	78,562
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)		5.250%	02/15/2022	100,000	104,750
Radio One, Inc. (Media)	(b)	9.250%	02/15/2020	725,000	692,375
Regal Entertainment Group (Media)		5.750%	02/01/2025	550,000	550,000
Regal Entertainment Group (Media)		5.750%	03/15/2022	100,000	102,250
Sinclair Television Group, Inc. (Media)	(b)	5.625%	08/01/2024	875,000	890,312
Sirius XM Radio, Inc. (Media)	(b)	4.250%	05/15/2020	150,000	148,500
Sirius XM Radio, Inc. (Media)	(b)	4.625%	05/15/2023	1,400,000	1,347,500
Sirius XM Radio, Inc. (Media)	(b)	6.000%	07/15/2024	275,000	288,750
Sirius XM Radio, Inc. (Media)	(b)	5.375%	04/15/2025	150,000	150,750
Time, Inc. (Media)	(b)	5.750%	04/15/2022	475,000	464,312
Townsquare Media, Inc. (Media)	(b)	6.500%	04/01/2023	500,000	502,500
Townsquare Radio LLC / Townsquare Radio, Inc. (Media)	(b)	9.000%	04/01/2019	450,000	479,637
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Media)	(b)	5.500%	01/15/2023	475,000	496,992
Unitymedia KabelBW GmbH (Media)	(b)	6.125%	01/15/2025	425,000	449,437
Lynx II Corp. (Media)	(b)	6.375%	04/15/2023	475,000	505,875
Virgin Media Finance PLC (Media)	(b)	5.750%	01/15/2025	200,000	207,560
Virgin Media Secured Finance PLC (Media)	(b)	5.250%	01/15/2026	425,000	433,500
Ziggo Bond Finance BV (Media)	(b)	5.875%	01/15/2025	200,000	209,500
Family Tree Escrow, LLC (Multiline Retail)	(b)	5.250%	03/01/2020	75,000	78,562
Family Tree Escrow, LLC (Multiline Retail)	(b)	5.750%	03/01/2023	325,000	341,250
Academy Ltd. / Academy Finance Corp. (Specialty Retail)	(b)	9.250%	08/01/2019	800,000	848,000
Argos Merger Sub, Inc. (Specialty Retail)	(b)	7.125%	03/15/2023	850,000	880,812
Jo-Ann Stores Holdings, Inc. (Specialty Retail)	(b)(d)	9.750%	10/15/2019	475,000	460,750
Jo-Ann Stores, Inc. (Specialty Retail)	(b)	8.125%	03/15/2019	375,000	376,875
L Brands, Inc. (Specialty Retail)		5.625%	02/15/2022	725,000	797,500
Michaels FinCo Holdings LLC / Michaels FinCo, Inc. (Specialty Retail)	(b)(d)	7.500%	08/01/2018	271,000	276,420
Michaels Stores, Inc. (Specialty Retail)	(b)	5.875%	12/15/2020	925,000	950,437
Neiman Marcus Group LTD, Inc. (Specialty Retail)	(b)(d)	8.750%	10/15/2021	750,000	795,000
Neiman Marcus Group LTD, Inc. (Specialty Retail)	(b)	8.000%	10/15/2021	275,000	291,500
New Academy Finance Co. LLC / New Academy Finance Corp. (Specialty Retail)	(b)(d)	8.000%	06/15/2018	750,000	750,000
Party City Holdings, Inc. (Specialty Retail)		8.875%	08/01/2020	550,000	592,625
PC Nextco Holdings LLC / PC Nextco Finance, Inc. (Specialty Retail)		8.750%	08/15/2019	1,250,000	1,271,875
Petco Animal Supplies, Inc. (Specialty Retail)	(b)	9.250%	12/01/2018	650,000	682,500
Petco Holdings, Inc. (Specialty Retail)	(b)(d)	8.500%	10/15/2017	875,000	899,062
PVH Corp. (Textiles, Apparel & Luxury Goods)		4.500%	12/15/2022	275,000	279,125
Springs Industries, Inc. (Textiles, Apparel & Luxury Goods)		6.250%	06/01/2021	625,000	617,187
					69,627,615
CONSUMER STAPLES - 3.7%
Rite Aid Corp. (Food & Staples Retailing)	(b)	6.125%	04/01/2023	350,000	358,750
B&G Foods, Inc. (Food Products)		4.625%	06/01/2021	250,000	249,687
Dean Foods Co. (Food Products)	(b)	6.500%	03/15/2023	475,000	477,375
Hearthside Group Holdings LLC / Hearthside Finance Co. (Food Products)	(b)	6.500%	05/01/2022	1,100,000	1,091,750
H.J. Heinz Co. (Food Products)		4.250%	10/15/2020	1,100,000	1,128,600
H.J. Heinz Co. (Food Products)	(b)	4.875%	02/15/2025	275,000	298,031
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		4.875%	05/01/2021	1,175,000	1,183,812
Smithfield Foods, Inc. (Food Products)		6.625%	08/15/2022	1,050,000	1,123,500
Sun Merger Sub., Inc. (Food Products)	(b)	5.875%	08/01/2021	100,000	104,875
TreeHouse Foods, Inc. (Food Products)		4.875%	03/15/2022	75,000	76,500
Spectrum Brands, Inc. (Household Products)		6.750%	03/15/2020	650,000	685,750
Spectrum Brands, Inc. (Household Products)	(b)	6.125%	12/15/2024	175,000	186,812
First Quality Finance Co., Inc. (Personal Products)	(b)	4.625%	05/15/2021	675,000	636,187
Prestige Brands, Inc. (Personal Products)		8.125%	02/01/2020	175,000	187,906
Prestige Brands, Inc. (Personal Products)	(b)	5.375%	12/15/2021	625,000	633,594
					8,423,129
ENERGY - 10.5%
CGG SA (Energy Equip. & Svs.)		6.875%	01/15/2022	500,000	397,500
Chaparral Energy, Inc. (Energy Equip. & Svs.)		9.875%	10/01/2020	225,000	166,500
Chaparral Energy, Inc. (Energy Equip. & Svs.)		7.625%	11/15/2022	250,000	167,500
FTS International, Inc. (Energy Equip. & Svs.)	(b)	6.250%	05/01/2022	625,000	459,375
Antero Resources Corp. (Oil, Gas & Consumable Fuels)		6.000%	12/01/2020	775,000	775,387
Antero Resources Corp. (Oil, Gas & Consumable Fuels)		5.125%	12/01/2022	300,000	288,000
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	5.625%	06/01/2023	125,000	123,906
Approach Resources, Inc. (Oil, Gas & Consumable Fuels)		7.000%	06/15/2021	650,000	581,750
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.125%	11/15/2022	325,000	333,937
BreitBurn Energy Partners LP / BreitBurn Finance Corp. (Oil, Gas & Consumable Fuels)		7.875%	04/15/2022	350,000	252,000
California Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	6.000%	11/15/2024	725,000	635,281
California Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	5.500%	09/15/2021	150,000	133,687
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		7.500%	09/15/2020	575,000	590,812
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	11/15/2020	675,000	705,375
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	06/15/2021	525,000	509,250
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.250%	04/01/2023	450,000	454,500
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	7.750%	02/15/2023	175,000	177,187
CVR Refining LLC / Coffeyville Finance, Inc. (Oil, Gas & Consumable Fuels)		6.500%	11/01/2022	325,000	325,000
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		5.875%	01/15/2024	1,725,000	1,819,875
Energy XXI Gulf Coast, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.875%	03/15/2024	125,000	43,125
Energy XXI Gulf Coast, Inc. (Oil, Gas & Consumable Fuels)		7.500%	12/15/2021	500,000	180,000
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)		9.375%	05/01/2020	350,000	366,187
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)		7.750%	09/01/2022	100,000	102,000
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		7.750%	11/01/2020	350,000	358,750
Hiland Partners LP / Hiland Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.500%	05/15/2022	250,000	256,250
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	03/01/2020	475,000	467,875
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	(b)	5.625%	11/15/2023	550,000	604,800
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		5.625%	01/15/2022	225,000	218,250
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		7.375%	05/01/2022	100,000	103,875
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2023	125,000	124,687
Legacy Reserves LP / Legacy Reserves Finance Corp. (Oil, Gas & Consumable Fuels)		6.625%	12/01/2021	850,000	671,500
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		8.625%	04/15/2020	525,000	448,875
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		7.750%	02/01/2021	300,000	238,500
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	09/15/2021	125,000	96,875
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	02/15/2023	600,000	616,500
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels)		4.500%	07/15/2023	325,000	321,750
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	12/01/2024	75,000	76,680
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)		8.000%	06/01/2020	850,000	754,375
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.875%	03/15/2022	625,000	609,375
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	04/15/2023	175,000	180,687
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		4.500%	11/01/2023	225,000	226,125
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	03/01/2022	150,000	162,750
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.000%	10/01/2022	200,000	208,000
Rice Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	05/01/2022	500,000	487,500
Rice Energy, Inc. (Oil, Gas & Consumable Fuels)	(b)	7.250%	05/01/2023	75,000	75,000
Rose Rock Midstream LP / Rose Rock Finance Corp. (Oil, Gas & Consumable Fuels)		5.625%	07/15/2022	600,000	591,000
RSP Permian, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.625%	10/01/2022	100,000	100,500
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)		5.625%	02/01/2021	950,000	954,750
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)		5.625%	04/15/2023	225,000	224,156
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)		6.250%	03/15/2022	300,000	310,125
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)	(b)	5.625%	03/01/2025	375,000	370,312
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		7.500%	03/15/2021	50,000	31,000
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		8.125%	10/15/2022	500,000	306,750
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		7.500%	02/15/2023	200,000	122,000
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2024	275,000	258,912
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	08/15/2022	650,000	615,875
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	100,000	100,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.000%	01/15/2018	200,000	206,000
Tesoro Corp. (Oil, Gas & Consumable Fuels)		5.125%	04/01/2024	425,000	433,500
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	10/15/2021	325,000	334,750
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	10/01/2020	547,000	560,675
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.250%	10/15/2022	75,000	77,625
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.500%	10/15/2019	50,000	51,500
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)		8.500%	06/15/2019	775,000	468,875
Western Refining Logistics LP / WNRL Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.500%	02/15/2023	300,000	306,000
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(b)	6.250%	04/01/2023	300,000	298,312
Williams Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	07/15/2022	400,000	423,800
					24,044,030
FINANCIALS - 3.6%
CIT Group, Inc. (Banks)		5.250%	03/15/2018	675,000	698,625
CIT Group, Inc. (Banks)		5.375%	05/15/2020	225,000	236,813
CIT Group, Inc. (Banks)		5.000%	08/01/2023	475,000	486,875
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.875%	03/15/2022	350,000	373,625
Ally Financial, Inc. (Consumer Finance)		4.750%	09/10/2018	300,000	308,625
Ally Financial, Inc. (Consumer Finance)		4.125%	02/13/2022	475,000	463,125
Ally Financial, Inc. (Consumer Finance)		4.125%	03/30/2020	125,000	124,219
Ally Financial, Inc. (Consumer Finance)		4.625%	03/30/2025	400,000	394,500
Interactive Data Corp. (Diversified Financial Svs.)	(b)	5.875%	04/15/2019	700,000	707,000
MSCI, Inc. (Diversified Financial Svs.)	(b)	5.250%	11/15/2024	150,000	155,063
TransUnion Holding Co., Inc. (Diversified Financial Svs.)	(d)	9.625%	06/15/2018	1,125,000	1,136,250
TransUnion Holding Co., Inc. (Diversified Financial Svs.)		8.125%	06/15/2018	525,000	538,781
Hockey Merger Sub 2, Inc. (Insurance)	(b)	7.875%	10/01/2021	800,000	820,000
Onex York Acquisition Corp. (Insurance)	(b)	8.500%	10/01/2022	450,000	425,250
Iron Mountain, Inc. (Real Estate Investment Trusts)		7.750%	10/01/2019	525,000	559,125
Outfront Media Capital LLC / Outfront Media Capital Corp. (Real Estate Investment Trusts)	(b)	5.625%	02/15/2024	225,000	235,688
Hub Holdings, LLC / Hub Holdings Finance, Inc. (Real Estate Mgmt. & Development)	(b)(d)	8.125%	07/15/2019	600,000	595,500
					8,259,064
HEALTH CARE - 11.1%
Grifols Worldwide Operations Ltd. (Biotechnology)	(b)	5.250%	04/01/2022	625,000	635,156
Crimson Merger Sub., Inc. (Health Care Equip. & Supplies)	(b)	6.625%	05/15/2022	1,775,000	1,575,313
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)		7.750%	04/15/2018	825,000	837,375
Hologic, Inc. (Health Care Equip. & Supplies)		6.250%	08/01/2020	525,000	544,688
Teleflex, Inc. (Health Care Equip. & Supplies)	(b)	5.250%	06/15/2024	150,000	153,000
VWR Funding, Inc. (Health Care Equip. & Supplies)		7.250%	09/15/2017	850,000	887,188
Amsurg Corp. (Health Care Providers & Svs.)		5.625%	07/15/2022	625,000	639,063
Catamaran Corp. (Health Care Providers & Svs.)		4.750%	03/15/2021	150,000	166,688
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		6.875%	02/01/2022	1,175,000	1,249,906
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		5.125%	08/01/2021	300,000	309,000
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)		5.750%	08/15/2022	350,000	371,438
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)		5.125%	07/15/2024	450,000	459,844
Envision Healthcare Corp. (Health Care Providers & Svs.)	(b)	5.125%	07/01/2022	975,000	996,938
HCA Holdings, Inc. (Health Care Providers & Svs.)		7.750%	05/15/2021	1,250,000	1,330,075
HCA, Inc. (Health Care Providers & Svs.)		6.500%	02/15/2020	275,000	309,650
HCA, Inc. (Health Care Providers & Svs.)		5.875%	05/01/2023	275,000	297,000
HCA, Inc. (Health Care Providers & Svs.)		5.000%	03/15/2024	2,175,000	2,308,219
HCA, Inc. (Health Care Providers & Svs.)		5.250%	04/15/2025	450,000	486,000
Jaguar Holding Co. I (Health Care Providers & Svs.)	(b)(d)	9.375%	10/15/2017	725,000	741,312
Jaguar Holding Co. II / Jaguar Merger Sub, Inc. (Health Care Providers & Svs.)	(b)	9.500%	12/01/2019	800,000	860,000
LifePoint Hospitals, Inc. (Health Care Providers & Svs.)		5.500%	12/01/2021	750,000	785,625
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(b)	6.625%	04/01/2022	1,300,000	1,347,125
Omnicare, Inc. (Health Care Providers & Svs.)		4.750%	12/01/2022	100,000	103,250
Omnicare, Inc. (Health Care Providers & Svs.)		5.000%	12/01/2024	75,000	78,375
Surgical Care Affiliates, Inc. (Health Care Providers & Svs.)	(b)	6.000%	04/01/2023	250,000	251,875
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.500%	04/01/2021	350,000	343,000
Tenet Healthcare Corp. (Health Care Providers & Svs.)		8.125%	04/01/2022	900,000	992,250
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.375%	10/01/2021	850,000	830,875
United Surgical Partners International, Inc. (Health Care Providers & Svs.)		9.000%	04/01/2020	850,000	912,688
Emdeon, Inc. (Health Care Technology)		11.000%	12/31/2019	600,000	654,750
Truven Health Analytics, Inc. (Health Care Technology)		10.625%	06/01/2020	600,000	630,000
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc. (Pharmaceuticals)	(b)	6.000%	02/01/2025	400,000	410,000
VPII Escrow Corp. (Pharmaceuticals)	(b)	7.500%	07/15/2021	1,150,000	1,243,794
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(b)	5.500%	03/01/2023	175,000	176,969
VRX Escrow Corp. (Pharmaceuticals)	(b)	6.125%	04/15/2025	725,000	751,281
VRX Escrow Corp. (Pharmaceuticals)	(b)	5.875%	05/15/2023	825,000	845,625
VRX Escrow Corp. (Pharmaceuticals)	(b)	5.375%	03/15/2020	50,000	50,500
					25,565,835
INDUSTRIALS - 11.5%
Silver II Borrower / Silver II U.S. Holdings LLC (Aerospace & Defense)	(b)	7.750%	12/15/2020	675,000	602,438
KLX, Inc. (Aerospace & Defense)	(b)	5.875%	12/01/2022	425,000	423,938
TransDigm, Inc. (Aerospace & Defense)		5.500%	10/15/2020	275,000	271,563
TransDigm, Inc. (Aerospace & Defense)		7.500%	07/15/2021	300,000	322,500
TransDigm, Inc. (Aerospace & Defense)		6.500%	07/15/2024	475,000	477,375
TransDigm, Inc. (Aerospace & Defense)		6.000%	07/15/2022	550,000	549,313
Allegion U.S. Holding Co., Inc. (Building Products)		5.750%	10/01/2021	325,000	339,625
CPG Merger Sub. LLC (Building Products)	(b)	8.000%	10/01/2021	575,000	583,625
Hillman Group, Inc. / The (Building Products)	(b)	6.375%	07/15/2022	800,000	800,000
Masonite International Corp. (Building Products)	(b)	5.625%	03/15/2023	150,000	154,125
NCI Building Systems, Inc. (Building Products)	(b)	8.250%	01/15/2023	400,000	423,000
Nortek, Inc. (Building Products)		10.000%	12/01/2018	600,000	633,600
Nortek, Inc. (Building Products)		8.500%	04/15/2021	550,000	588,500
Roofing Supply Group LLC / Roofing Supply Finance, Inc. (Building Products)	(b)	10.000%	06/01/2020	350,000	342,125
USG Corp. (Building Products)	(b)	5.875%	11/01/2021	175,000	185,938
USG Corp. (Building Products)	(b)	5.500%	03/01/2025	50,000	51,000
Unifrax I LLC / Unifrax Holding Co. (Building Products)	(b)	7.500%	02/15/2019	625,000	628,125
Unifrax I LLC / Unifrax Holding Co. (Building Products)	(b)	7.500%	02/15/2019	150,000	150,750
Aramark Services, Inc. (Commercial Svs. & Supplies)		5.750%	03/15/2020	1,350,000	1,410,750
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	7.250%	11/15/2021	600,000	589,500
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	7.250%	11/15/2021	650,000	638,625
Jurassic Holdings III, Inc. (Commercial Svs. & Supplies)	(b)	6.875%	02/15/2021	775,000	674,250
Multi-Color Corp. (Commercial Svs. & Supplies)	(b)	6.125%	12/01/2022	625,000	650,000
Southern Graphics, Inc. (Commercial Svs. & Supplies)	(b)	8.375%	10/15/2020	1,200,000	1,215,000
United Rentals North America, Inc. (Commercial Svs. & Supplies)		6.125%	06/15/2023	100,000	105,750
United Rentals North America, Inc. (Commercial Svs. & Supplies)		7.375%	05/15/2020	100,000	108,063
United Rentals North America, Inc. (Commercial Svs. & Supplies)		5.750%	11/15/2024	100,000	103,250
United Rentals North America, Inc. (Commercial Svs. & Supplies)		4.625%	07/15/2023	225,000	227,531
United Rentals North America, Inc. (Commercial Svs. & Supplies)		5.500%	07/15/2025	750,000	765,000
Sensata Technologies BV (Electrical Equip.)	(b)	5.625%	11/01/2024	225,000	239,625
Sensata Technologies BV (Electrical Equip.)	(b)	5.000%	10/01/2025	300,000	303,750
Dematic SA / DH Services Luxembourg Sarl (Machinery)	(b)	7.750%	12/15/2020	1,100,000	1,149,500
Gardner Denver, Inc. (Machinery)	(b)	6.875%	08/15/2021	800,000	726,000
Mcron Finance Sub. LLC / Mcron Finance Corp. (Machinery)	(b)	8.375%	05/15/2019	341,000	364,018
Milacron LLC / Mcron Finance Corp. (Machinery)	(b)	7.750%	02/15/2021	200,000	207,000
Schaeffler Finance BV (Machinery)	(b)	4.750%	05/15/2021	375,000	378,750
Schaeffler Finance BV (Machinery)	(b)	4.250%	05/15/2021	250,000	248,750
Schaeffler Finance BV (Machinery)	(b)	4.750%	05/15/2023	200,000	201,500
Schaeffler Holding Finance BV (Machinery)	(b)(d)	6.875%	08/15/2018	475,000	495,781
Schaeffler Holding Finance BV (Machinery)	(b)(d)	6.750%	11/15/2022	400,000	432,000
Waterjet Holdings, Inc. (Machinery)	(b)	7.625%	02/01/2020	175,000	184,188
Anna Merger Sub., Inc. (Professional Svs.)	(b)	7.750%	10/01/2022	1,150,000	1,188,813
IHS, Inc. (Professional Svs.)	(b)	5.000%	11/01/2022	175,000	175,770
Hertz Corp. / The (Road & Rail)		6.750%	04/15/2019	1,025,000	1,058,313
Hertz Corp. / The (Road & Rail)		6.250%	10/15/2022	375,000	387,656
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(b)	5.625%	04/15/2021	625,000	632,813
HD Supply, Inc. (Trading Companies & Distributors)		7.500%	07/15/2020	50,000	53,500
HD Supply, Inc. (Trading Companies & Distributors)	(b)	5.250%	12/15/2021	75,000	77,250
Interline Brands, Inc. (Trading Companies & Distributors)	(d)	10.000%	11/15/2018	605,000	635,250
International Lease Finance Corp. (Trading Companies & Distributors)		5.875%	08/15/2022	1,075,000	1,193,250
International Lease Finance Corp. (Trading Companies & Distributors)		4.625%	04/15/2021	1,150,000	1,190,250
Rexel SA (Trading Companies & Distributors)	(b)	5.250%	06/15/2020	750,000	786,563
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	12/15/2021	225,000	228,938
					26,554,487
INFORMATION TECHNOLOGY - 11.4%
CommScope Holding Co., Inc. (Communications Equip.)	(b)(d)	6.625%	06/01/2020	1,025,000	1,050,625
CommScope, Inc. (Communications Equip.)	(b)	5.500%	06/15/2024	525,000	525,000
Anixter, Inc. (Electronic Equip., Instr. & Comp.)		5.625%	05/01/2019	300,000	322,500
Belden, Inc. (Electronic Equip., Instr. & Comp.)	(b)	5.500%	09/01/2022	725,000	743,125
Belden, Inc. (Electronic Equip., Instr. & Comp.)	(b)	5.250%	07/15/2024	375,000	378,750
Cleaver-Brooks, Inc. (Electronic Equip., Instr. & Comp.)	(b)	8.750%	12/15/2019	575,000	586,500
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(b)	7.250%	10/15/2022	500,000	538,750
Blackboard, Inc. (Internet Software & Svs.)	(b)	7.750%	11/15/2019	600,000	576,000
IAC / InterActiveCorp (Internet Software & Svs.)		4.750%	12/15/2022	1,100,000	1,091,750
VeriSign, Inc. (Internet Software & Svs.)		4.625%	05/01/2023	300,000	299,250
VeriSign, Inc. (Internet Software & Svs.)	(b)	5.250%	04/01/2025	125,000	127,813
Compiler Finance Sub, Inc. (Acquired 05/02/2013 through 02/25/2014, Cost $749,809)(IT Svs.)	(b)(f)	7.000%	05/01/2021	750,000	575,625
CoreLogic, Inc. (IT Svs.)		7.250%	06/01/2021	975,000	1,038,375
First Data Corp. (IT Svs.)	(b)	8.750%	01/15/2022	2,825,000	3,040,406
SunGard Data Systems, Inc. (IT Svs.)		7.625%	11/15/2020	200,000	211,500
SunGard Data Systems, Inc. (IT Svs.)		6.625%	11/01/2019	875,000	901,250
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		7.500%	08/15/2022	250,000	239,375
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		7.000%	07/01/2024	550,000	474,375
Entegris, Inc. (Semiconductors & Equip.)	(b)	6.000%	04/01/2022	925,000	964,313
Magnachip Semiconductor Corp. (Semiconductors & Equip.)		6.625%	07/15/2021	525,000	367,500
Micron Technology, Inc. (Semiconductors & Equip.)	(b)	5.250%	08/01/2023	400,000	407,000
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	5.750%	02/15/2021	200,000	211,500
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	5.750%	03/15/2023	200,000	212,500
ACI Worldwide, Inc. (Software)	(b)	6.375%	08/15/2020	175,000	182,875
Audatex North America, Inc. (Software)	(b)	6.000%	06/15/2021	825,000	872,438
Audatex North America, Inc. (Software)	(b)	6.125%	11/01/2023	100,000	105,750
BMC Software Finance, Inc. (Software)	(b)	8.125%	07/15/2021	600,000	549,000
Boxer Parent Co., Inc. (Software)	(b)(d)	9.000%	10/15/2019	775,000	639,375
Eagle Midco, Inc. (Software)	(b)	9.000%	06/15/2018	475,000	483,906
Epicor Software Corp. (Software)		8.625%	05/01/2019	1,325,000	1,384,625
Infor Software Parent LLC / Infor Software Parent, Inc. (Software)	(b)(d)	7.125%	05/01/2021	1,725,000	1,708,285
Infor U.S., Inc. (Software)		9.375%	04/01/2019	425,000	455,813
Infor U.S., Inc. (Software)	(b)	6.500%	05/15/2022	675,000	691,875
Nuance Communications, Inc. (Software)	(b)	5.375%	08/15/2020	1,050,000	1,060,500
Open Text Corp. (Software)	(b)	5.625%	01/15/2023	475,000	492,813
Sophia Holding Finance LP / Sophia Holding Finance, Inc. (Software)	(b)(d)	9.625%	12/01/2018	375,000	378,750
Sophia LP / Sophia Finance, Inc. (Software)	(b)	9.750%	01/15/2019	1,025,000	1,099,313
NCR Corp. (Tech. Hardware, Storage & Periph.)		5.000%	07/15/2022	450,000	454,500
NCR Corp. (Tech. Hardware, Storage & Periph.)		4.625%	02/15/2021	475,000	475,594
NCR Corp. (Tech. Hardware, Storage & Periph.)		6.375%	12/15/2023	375,000	399,375
					26,318,569
MATERIALS - 9.2%
Ashland, Inc. (Chemicals)		4.750%	08/15/2022	600,000	609,000
U.S. Coatings Acquisition, Inc. / Flash Dutch 2 BV (Chemicals)	(b)	7.375%	05/01/2021	975,000	1,048,125
Axiall Corp. (Chemicals)		4.875%	05/15/2023	100,000	99,250
Celanese U.S. Holdings LLC (Chemicals)		4.625%	11/15/2022	325,000	327,438
Eagle Spinco, Inc. (Chemicals)		4.625%	02/15/2021	375,000	370,781
Eco Services Operations LLC / Eco Finance Corp. (Chemicals)	(b)	8.500%	11/01/2022	300,000	303,000
Hexion, Inc. (Chemicals)		8.875%	02/01/2018	800,000	706,000
Hexion, Inc. (Chemicals)		6.625%	04/15/2020	425,000	388,875
Huntsman International LLC (Chemicals)		4.875%	11/15/2020	250,000	250,000
Huntsman International LLC (Chemicals)	(b)	5.125%	11/15/2022	200,000	200,500
Platform Specialty Products Corp. (Chemicals)	(b)	6.500%	02/01/2022	575,000	600,875
W.R. Grace & Co. (Chemicals)	(b)	5.625%	10/01/2024	150,000	160,125
W.R. Grace & Co. (Chemicals)	(b)	5.125%	10/01/2021	150,000	155,625
Ardagh Packaging Finance PLC (Containers & Packaging)	(b)	9.125%	10/15/2020	675,000	722,250
Ardagh Packaging Finance PLC / Ardagh MP Holdings U.S.A., Inc. (Containers & Packaging)	(b)	9.125%	10/15/2020	425,000	452,625
Ardagh Packaging Finance PLC / Ardagh MP Holdings U.S.A., Inc. (Containers & Packaging)	(b)	7.000%	11/15/2020	48,529	48,590
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)	6.750%	01/31/2021	200,000	201,750
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)(e)	3.271%	12/15/2019	200,000	195,250
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)	6.000%	06/30/2021	200,000	196,500
Ball Corp. (Containers & Packaging)		4.000%	11/15/2023	875,000	853,125
Berry Plastics Corp. (Containers & Packaging)		5.500%	05/15/2022	1,425,000	1,464,188
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer (Containers & Packaging)	(b)	6.000%	06/15/2017	275,000	277,063
BWAY Holding Co. (Containers & Packaging)	(b)	9.125%	08/15/2021	1,150,000	1,196,000
Crown Americas LLC / Crown Americas Capital Corp. IV (Containers & Packaging)		4.500%	01/15/2023	725,000	731,344
Graphic Packaging International, Inc. (Containers & Packaging)		4.875%	11/15/2022	350,000	363,125
Greif, Inc. (Containers & Packaging)		7.750%	08/01/2019	475,000	534,969
Mustang Merger Corp. (Commercial Svs. & Supplies)	(b)	8.500%	08/15/2021	775,000	784,688
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	5.000%	01/15/2022	100,000	101,865
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	5.375%	01/15/2025	200,000	205,500
Pactiv LLC (Containers & Packaging)		7.950%	12/15/2025	225,000	229,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		8.250%	02/15/2021	1,125,000	1,203,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		5.750%	10/15/2020	1,025,000	1,059,594
Sealed Air Corp. (Containers & Packaging)	(b)	8.375%	09/15/2021	500,000	562,500
Sealed Air Corp. (Containers & Packaging)	(b)	6.500%	12/01/2020	125,000	139,063
Sealed Air Corp. (Containers & Packaging)	(b)	4.875%	12/01/2022	300,000	306,000
Sealed Air Corp. (Containers & Packaging)	(b)	5.125%	12/01/2024	300,000	310,500
Signode Industrial Group Lux SA / Signode Industrial Group U.S., Inc. (Containers & Packaging)	(b)	6.375%	05/01/2022	1,450,000	1,440,938
Steel Dynamics, Inc. (Metals & Mining)		5.250%	04/15/2023	125,000	126,563
Steel Dynamics, Inc. (Metals & Mining)	(b)	5.125%	10/01/2021	200,000	201,250
Steel Dynamics, Inc. (Metals & Mining)	(b)	5.500%	10/01/2024	350,000	354,813
Wise Metals Intermediate Holdings LLC / Wise Holdings Finance Corp. (Metals & Mining)	(b)	9.750%	06/15/2019	375,000	405,469
Clearwater Paper Corp. (Paper & Forest Products)		4.500%	02/01/2023	750,000	738,750
Clearwater Paper Corp. (Paper & Forest Products)	(b)	5.375%	02/01/2025	500,000	510,000
					21,137,116
TELECOMMUNICATION SERVICES - 4.3%
Level 3 Communications, Inc. (Diversified Telecom. Svs.)		5.750%	12/01/2022	375,000	384,000
Level 3 Financing, Inc. (Diversified Telecom. Svs.)		8.125%	07/01/2019	725,000	762,156
Altice Financing SA (Wireless Telecom. Svs.)	(b)	6.625%	02/15/2023	200,000	206,000
Digicel Group Ltd. (Wireless Telecom. Svs.)	(b)	8.250%	09/30/2020	1,175,000	1,176,763
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	925,000	848,688
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.900%	05/01/2019	525,000	542,719
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(b)	7.000%	03/01/2020	350,000	385,875
Sprint Communications, Inc. (Wireless Telecom. Svs.)		6.000%	11/15/2022	875,000	831,250
Sprint Corp. (Wireless Telecom. Svs.)		7.875%	09/15/2023	675,000	688,500
Sprint Corp. (Wireless Telecom. Svs.)		7.125%	06/15/2024	275,000	269,500
Syniverse Holdings, Inc. (Acquired 02/10/2011 through 11/29/2012, Cost $1,086,717)(Wireless Telecom. Svs.)	(f)	9.125%	01/15/2019	1,050,000	1,034,250
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		6.625%	11/15/2020	875,000	914,375
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.731%	04/28/2022	75,000	78,938
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2024	625,000	653,125
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.125%	01/15/2022	200,000	206,250
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.625%	04/01/2023	450,000	471,375
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.375%	03/01/2025	225,000	232,178
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.000%	03/01/2023	150,000	153,704
					9,839,646
UTILITIES - 2.1%
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.500%	05/01/2021	450,000	453,375
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	01/15/2022	500,000	508,700
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		7.375%	08/01/2021	372,000	399,900
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.500%	06/01/2024	825,000	845,625
Calpine Corp. (Ind. Power Prod. & Energy Traders)	(b)	6.000%	01/15/2022	175,000	187,250
Calpine Corp. (Ind. Power & Renewable Elec.)		5.750%	01/15/2025	1,275,000	1,284,563
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.250%	05/01/2024	725,000	730,438
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(b)	5.875%	02/01/2023	325,000	337,188
FPL Energy National Wind Portfolio LLC (Acquired 05/27/2009, Cost $13,056)(Multi-Utilities)	(b)(f)	6.125%	03/25/2019	14,374	14,374
					4,761,413
Total Corporate Bonds (Cost $223,469,917)					$224,530,904

Common Stocks - 0.0%				Shares	Value
ENERGY - 0.0%
Lone Pine Resources Canada Ltd. (Acquired 07/10/2012, Cost $48,614)(Oil, Gas & Consumable Fuels)	(a)(c)(f)			6,236	$5,799
Total Common Stocks (Cost $48,614)					$5,799

Money Market Funds - 1.0%				Shares	Value
Fidelity Institutional Money Market Funds Money Market Portfolio - Class I				2,335,000	$2,335,000
Total Money Market Funds (Cost 2,335,000)					$2,335,000

Total Investments - 98.7% (Cost $225,853,531)	(g)				$226,871,703
Other Assets in Excess of Liabilities - 1.3%					2,942,241
Net Assets - 100.0%					$229,813,944

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At March 31, 2015, the value of these securities totaled $102,584,259, or 44.6% of the Portfolio's net assets. Unless also noted with (f), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) A market quotation for this investment was not readily available at March 31, 2015. As discussed in Note 2 of the Notes to Schedules of Investments, the price for this issue was derived from an estimate of fair market value using methods determined in good faith by the Fund's Pricing Committee under supervision of the Board. This security represents $5,799 or 0.0% of the Portfolio's net assets.

(d) Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond. Rate presented is the coupon rate for the cash option.

(e) Security is a variable rate instrument in which the coupon rate is adjusted quarterly in concert with U.S. LIBOR. Interest rates stated are those in effect at March 31, 2015.

(f) Represents a security deemed to be illiquid. At March 31, 2015, the value of illiquid securities in the Portfolio totaled $1,630,048, or 0.7% of the Portfolio's net assets.

(g) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Capital Growth Portfolio

Schedule of Investments		March 31, 2015 (Unaudited)

Common Stocks - 98.9%		Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a)	8,180	$419,389
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	7,970	345,101
Sotheby's (Diversified Consumer Svs.)		4,990	210,877
Belmond Ltd. Class A (Hotels, Restaurants & Leisure)	(a)	89,547	1,099,637
Buffalo Wild Wings, Inc. (Hotels, Restaurants & Leisure)	(a)	2,984	540,820
Chuy's Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	15,282	344,303
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		1,610	244,945
iRobot Corp. (Household Durables)	(a)	9,687	316,087
KB Home (Household Durables)		25,054	391,343
Universal Electronics, Inc. (Household Durables)	(a)	28,546	1,611,136
Brunswick Corp. (Leisure Products)		10,025	515,786
Genesco, Inc. (Specialty Retail)	(a)	31,734	2,260,413
Vitamin Shoppe, Inc. (Specialty Retail)	(a)	35,156	1,448,076
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	(a)	21,133	803,054
Tumi Holdings, Inc. (Textiles, Apparel & Luxury Goods)	(a)	9,546	233,495
Vince Holding Corp. (Textiles, Apparel & Luxury Goods)	(a)	19,465	361,076
			11,145,538
CONSUMER STAPLES - 3.8%
Casey's General Stores, Inc. (Food & Staples Retailing)		4,301	387,520
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	(a)	28,217	779,071
United Natural Foods, Inc. (Food & Staples Retailing)	(a)	8,118	625,411
WhiteWave Foods Co. / The (Food Products)	(a)	25,928	1,149,648
			2,941,650
ENERGY - 3.4%
Geospace Technologies Corp. (Energy Equip. & Svs.)	(a)	14,523	239,775
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	18,382	843,918
Rice Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	39,125	851,360
RSP Permian, Inc. (Oil, Gas & Consumable Fuels)	(a)	27,401	690,231
			2,625,284
FINANCIALS - 6.6%
UMB Financial Corp. (Banks)		12,547	663,611
Fortress Investment Group LLC Class A (Capital Markets)		60,506	488,283
Stifel Financial Corp. (Capital Markets)	(a)	19,441	1,083,836
PRA Group, Inc. (Consumer Finance)	(a)	5,063	275,022
Enstar Group Ltd. (Insurance)	(a)	3,039	431,113
GEO Group, Inc. / The (Real Estate Investment Trusts)		24,366	1,065,769
Two Harbors Investment Corp. (Real Estate Investment Trusts)		33,605	356,885
MGIC Investment Corp. (Thrifts & Mortgage Finance)	(a)	69,885	672,993
			5,037,512
HEALTH CARE - 25.8%
Acorda Therapeutics, Inc. (Biotechnology)	(a)	22,021	732,859
Akebia Therapeutics, Inc. (Biotechnology)	(a)	17,912	199,002
Alder Biopharmaceuticals, Inc. (Biotechnology)	(a)	12,704	366,637
Anacor Pharmaceuticals, Inc. (Biotechnology)	(a)	12,054	697,324
Celladon Corp. (Biotechnology)	(a)	12,690	240,349
Chimerix, Inc. (Biotechnology)	(a)	11,815	445,307
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a)	7,127	218,229
Isis Pharmaceuticals, Inc. (Biotechnology)	(a)	9,660	615,052
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	10,112	401,548
Ophthotech Corp. (Biotechnology)	(a)	16,314	759,090
Portola Pharmaceuticals, Inc. (Biotechnology)	(a)	12,437	472,109
Puma Biotechnology, Inc. (Biotechnology)	(a)	1,307	308,596
Receptos, Inc. (Biotechnology)	(a)	4,212	694,517
Seattle Genetics, Inc. (Biotechnology)	(a)	8,845	312,671
Synageva BioPharma Corp. (Biotechnology)	(a)	1,380	134,591
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		3,900	730,938
Cyberonics, Inc. (Health Care Equip. & Supplies)	(a)	123	7,985
DexCom, Inc. (Health Care Equip. & Supplies)	(a)	9,051	564,239
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	27,502	469,459
Natus Medical, Inc. (Health Care Equip. & Supplies)	(a)	27,525	1,086,412
Sirona Dental Systems, Inc. (Health Care Equip. & Supplies)	(a)	8,361	752,406
Spectranetics Corp. / The (Health Care Equip. & Supplies)	(a)	25,031	870,078
STERIS Corp. (Health Care Equip. & Supplies)		7,737	543,679
Thoratec Corp. (Health Care Equip. & Supplies)	(a)	19,941	835,328
Zeltiq Aesthetics, Inc. (Health Care Equip. & Supplies)	(a)	13,129	404,767
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	8,459	605,664
Air Methods Corp. (Health Care Providers & Svs.)	(a)	13,396	624,120
Centene Corp. (Health Care Providers & Svs.)	(a)	30,594	2,162,690
ExamWorks Group, Inc. (Health Care Providers & Svs.)	(a)	9,810	408,292
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	13,771	805,741
MedAssets, Inc. (Health Care Technology)	(a)	19,668	370,152
Medidata Solutions, Inc. (Health Care Technology)	(a)	9,519	466,812
PAREXEL International Corp. (Life Sciences Tools & Svs.)	(a)	8,410	580,206
Pacira Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	4,364	387,741
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)	9,294	398,620
Theravance Biopharma, Inc. (Pharmaceuticals)	(a)	8,030	139,320
			19,812,530
INDUSTRIALS - 15.7%
Hexcel Corp. (Aerospace & Defense)		30,575	1,572,166
JetBlue Airways Corp. (Airlines)	(a)	104,322	2,008,198
PGT, Inc. (Building Products)	(a)	25,272	282,415
Trex Co., Inc. (Building Products)	(a)	21,976	1,198,351
Waste Connections, Inc. (Commercial Svs. & Supplies)		23,043	1,109,290
EMCOR Group, Inc. (Construction & Engineering)		8,630	401,036
Northwest Pipe Co. (Construction & Engineering)	(a)	21,235	487,343
Thermon Group Holdings, Inc. (Electrical Equip.)	(a)	23,380	562,757
Chart Industries, Inc. (Machinery)	(a)	6,972	244,543
Colfax Corp. (Machinery)	(a)	12,424	592,998
Proto Labs, Inc. (Machinery)	(a)	5,261	368,270
WABCO Holdings, Inc. (Machinery)	(a)	5,572	684,687
Woodward, Inc. (Machinery)		13,894	708,733
Advisory Board Co. / The (Professional Svs.)	(a)	6,932	369,337
Paylocity Holding Corp. (Professional Svs.)	(a)	13,640	390,650
Landstar System, Inc. (Road & Rail)		10,841	718,758
Quality Distribution, Inc. (Road & Rail)	(a)	29,083	300,427
			11,999,959
INFORMATION TECHNOLOGY - 24.7%
Finisar Corp. (Communications Equip.)	(a)	16,964	362,012
Palo Alto Networks, Inc. (Communications Equip.)	(a)	4,528	661,450
Cognex Corp. (Electronic Equip., Instr. & Comp.)	(a)	12,695	629,545
Coherent, Inc. (Electronic Equip., Instr. & Comp.)	(a)	11,944	775,882
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	13,847	1,283,617
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	22,075	637,747
Demandware, Inc. (Internet Software & Svs.)	(a)	14,666	893,159
HomeAway, Inc. (Internet Software & Svs.)	(a)	22,100	666,757
WebMD Health Corp. (Internet Software & Svs.)	(a)	11,450	501,911
Yelp, Inc. (Internet Software & Svs.)	(a)	10,275	486,521
Zillow Group, Inc. Class A (Internet Software & Svs.)	(a)	7,280	730,184
Global Cash Access Holdings, Inc. (IT Svs.)	(a)	6,412	48,859
Cavium, Inc. (Semiconductors & Equip.)	(a)	23,641	1,674,256
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)	(a)	21,646	338,327
Qorvo, Inc. (Semiconductors & Equip.)	(a)	8,372	667,248
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	25,912	791,612
Aspen Technology, Inc. (Software)	(a)	13,938	536,474
Fortinet, Inc. (Software)	(a)	28,572	998,591
Guidewire Software, Inc. (Software)	(a)	14,048	739,065
Imperva, Inc. (Software)	(a)	23,024	983,125
Manhattan Associates, Inc. (Software)	(a)	8,559	433,171
PTC, Inc. (Software)	(a)	19,228	695,477
Qualys, Inc. (Software)	(a)	27,174	1,263,048
Tableau Software, Inc. Class A (Software)	(a)	6,377	590,000
Ultimate Software Group, Inc. / The (Software)	(a)	5,214	886,145
Varonis Systems, Inc. (Software)	(a)	12,360	317,158
Stratasys Ltd. (Tech. Hardware, Storage & Periph.)	(a)	6,593	347,979
			18,939,320
MATERIALS - 4.4%
Huntsman Corp. (Chemicals)		26,366	584,534
Quaker Chemical Corp. (Chemicals)		19,304	1,653,195
Martin Marietta Materials, Inc. (Construction Materials)		5,275	737,445
RTI International Metals, Inc. (Metals & Mining)	(a)	10,791	387,505
			3,362,679
Total Common Stocks (Cost $58,298,478)			$75,864,472

Money Market Funds - 1.0%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		786,000	$786,000
Total Money Market Funds (Cost $786,000)			$786,000

Total Investments - 99.9% (Cost $59,084,478)	(b)		$76,650,472
Other Assets in Excess of Liabilties - 0.1%			103,286
Net Assets - 100.0%			$76,753,758

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Nasdaq-100® Index Portfolio

Schedule of Investments		March 31, 2015 (Unaudited)

Common Stocks - 95.3%		Shares	Value
CONSUMER DISCRETIONARY - 18.0%
Tesla Motors, Inc. (Automobiles)	(a)	3,125	$589,906
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		6,850	550,192
Starbucks Corp. (Hotels, Restaurants & Leisure)		18,600	1,761,420
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		2,525	317,847
Garmin Ltd. (Household Durables)		4,750	225,720
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	11,525	4,288,452
Liberty Interactive Corp. Class A (Internet & Catalog Retail)	(a)	11,050	322,549
Liberty Ventures (Internet & Catalog Retail)	(a)	3,338	140,229
Netflix, Inc. (Internet & Catalog Retail)	(a)	1,500	625,035
Priceline Group, Inc. / The (Internet & Catalog Retail)	(a)	1,290	1,501,753
TripAdvisor, Inc. (Internet & Catalog Retail)	(a)	3,225	268,223
Mattel, Inc. (Leisure Products)		8,400	191,940
Charter Communications, Inc. Class A (Media)	(a)	2,775	535,880
Comcast Corp. Class A (Media)		52,847	2,984,270
Comcast Corp. Special Class A (Media)		9,925	556,445
DIRECTV (Media)	(a)	12,475	1,061,622
Discovery Communications, Inc. Class A (Media)	(a)	3,675	113,043
Discovery Communications, Inc. Class C (Media)	(a)	7,050	207,799
DISH Network Corp. Class A (Media)	(a)	5,550	388,833
Liberty Global PLC Class A (Media)	(a)	6,225	320,401
Liberty Global PLC Class C (Media)	(a)	15,525	773,300
Liberty Media Corp. Class A (Media)	(a)	2,600	100,230
Liberty Media Corp. Class C (Media)	(a)	5,650	215,830
Sirius XM Holdings, Inc. (Media)	(a)	138,425	528,783
Twenty-First Century Fox, Inc. Class A (Media)		32,925	1,114,182
Twenty-First Century Fox, Inc. Class B (Media)		19,800	651,024
Viacom, Inc. Class B (Media)		8,800	601,040
Dollar Tree, Inc. (Multiline Retail)	(a)	5,100	413,840
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	4,600	353,165
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,525	546,006
Ross Stores, Inc. (Specialty Retail)		5,175	545,238
Staples, Inc. (Specialty Retail)		15,875	258,524
Tractor Supply Co. (Specialty Retail)		3,375	287,078
			23,339,799
CONSUMER STAPLES - 6.3%
Monster Beverage Corp. (Beverages)	(a)	4,150	574,339
Costco Wholesale Corp. (Food & Staples Retailing)		10,935	1,656,598
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		27,025	2,288,477
Whole Foods Market, Inc. (Food & Staples Retailing)		8,950	466,116
Keurig Green Mountain, Inc. (Food Products)		4,000	446,920
Kraft Foods Group, Inc. (Food Products)		14,575	1,269,701
Mondelez International, Inc. Class A (Food Products)		40,900	1,476,081
			8,178,232
HEALTH CARE - 14.3%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	5,025	870,833
Amgen, Inc. (Biotechnology)		18,822	3,008,697
Biogen, Inc. (Biotechnology)	(a)	5,825	2,459,548
Celgene Corp. (Biotechnology)	(a)	19,850	2,288,308
Gilead Sciences, Inc. (Biotechnology)	(a)	36,925	3,623,450
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,500	1,128,700
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	6,000	707,820
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	900	454,527
Catamaran Corp. (Health Care Providers & Svs.)	(a)	5,150	306,631
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	18,025	1,564,029
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	2,075	289,712
Cerner Corp. (Health Care Technology)	(a)	8,500	622,710
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	3,575	663,663
Mylan NV (Pharmaceuticals)	(a)	9,300	551,955
			18,540,583
INDUSTRIALS - 2.2%
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,625	265,423
Expeditors International of Washington, Inc. (Air Freight & Logistics)		4,750	228,855
American Airlines Group, Inc. (Airlines)		17,275	911,775
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	2,100	294,903
PACCAR, Inc. (Machinery)		8,789	554,937
Verisk Analytics, Inc. Class A (Professional Svs.)	(a)	3,925	280,245
Fastenal Co. (Trading Companies & Distributors)		7,325	303,511
			2,839,649
INFORMATION TECHNOLOGY - 53.5%
Cisco Systems, Inc. (Communications Equip.)		126,600	3,484,665
QUALCOMM, Inc. (Communications Equip.)		40,895	2,835,659
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	4,425	314,374
Baidu, Inc. - ADR (Internet Software & Svs.)	(a)	6,875	1,432,750
eBay, Inc. (Internet Software & Svs.)	(a)	30,010	1,730,977
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	55,450	4,558,822
Google, Inc. Class A (Internet Software & Svs.)	(a)	7,125	3,952,238
Google, Inc. Class C (Internet Software & Svs.)	(a)	8,450	4,630,600
Yahoo!, Inc. (Internet Software & Svs.)	(a)	23,210	1,031,336
Automatic Data Processing, Inc. (IT Svs.)		11,775	1,008,411
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	15,125	943,649
Fiserv, Inc. (IT Svs.)	(a)	5,924	470,366
Paychex, Inc. (IT Svs.)		8,995	446,287
Altera Corp. (Semiconductors & Equip.)		7,450	319,680
Analog Devices, Inc. (Semiconductors & Equip.)		7,725	486,675
Applied Materials, Inc. (Semiconductors & Equip.)		30,475	687,516
Avago Technologies Ltd. (Semiconductors & Equip.)		6,350	806,323
Broadcom Corp. Class A (Semiconductors & Equip.)		13,650	590,977
Intel Corp. (Semiconductors & Equip.)		117,445	3,672,505
KLA-Tencor Corp. (Semiconductors & Equip.)		4,025	234,617
Lam Research Corp. (Semiconductors & Equip.)		3,950	277,428
Linear Technology Corp. (Semiconductors & Equip.)		5,930	277,524
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	26,725	725,049
NVIDIA Corp. (Semiconductors & Equip.)		13,487	282,215
NXP Semiconductors NV (Semiconductors & Equip.)	(a)	5,725	574,561
Texas Instruments, Inc. (Semiconductors & Equip.)		25,975	1,485,380
Xilinx, Inc. (Semiconductors & Equip.)		6,480	274,104
Activision Blizzard, Inc. (Software)		17,925	407,346
Adobe Systems, Inc. (Software)	(a)	12,430	919,074
Autodesk, Inc. (Software)	(a)	5,650	331,316
CA, Inc. (Software)		10,975	357,895
Check Point Software Technologies Ltd. (Software)	(a)	4,570	374,603
Citrix Systems, Inc. (Software)	(a)	3,975	253,883
Electronic Arts, Inc. (Software)	(a)	7,700	452,876
Intuit, Inc. (Software)		6,855	664,661
Microsoft Corp. (Software)		203,450	8,271,260
Symantec Corp. (Software)		16,923	395,406
Apple, Inc. (Tech. Hardware, Storage & Periph.)		144,435	17,972,047
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		7,735	274,283
SanDisk Corp. (Tech. Hardware, Storage & Periph.)		5,275	335,596
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		8,150	424,045
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		5,725	521,032
			69,490,011
MATERIALS - 0.3%
Sigma-Aldrich Corp. (Chemicals)		2,950	407,838
TELECOMMUNICATION SERVICES - 0.7%
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	3,200	374,720
VimpelCom Ltd. - ADR (Wireless Telecom. Svs.)		43,575	228,333
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		10,679	348,990
			952,043
Total Common Stocks (Cost $74,555,214)			$123,748,155

Exchange Traded Funds - 4.3%		Shares	Value
PowerShares QQQ Trust Series 1		53,440	$5,643,264
Total Exchange Traded Funds (Cost $5,652,957)			$5,643,264

Total Investments - 99.6% (Cost $80,208,171)	(b)		$129,391,419
Other Assets in Excess of Liabilties - 0.4%			472,499
Net Assets - 100.0%			$129,863,918

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Bristol Portfolio

Schedule of Investments		March 31, 2015 (Unaudited)

Common Stocks - 100.0%		Shares	Value
CONSUMER DISCRETIONARY - 15.5%
Johnson Controls, Inc. (Auto Components)		94,906	$4,787,059
General Motors Co. (Automobiles)		128,052	4,801,950
Jarden Corp. (Household Durables)	(a)	90,940	4,810,726
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	12,424	4,622,970
CBS Corp. Class B (Media)		78,014	4,729,989
Time Warner, Inc. (Media)		55,897	4,719,943
Walt Disney Co. / The (Media)		31,806	3,336,131
PVH Corp. (Textiles, Apparel & Luxury Goods)		44,881	4,782,519
			36,591,287
CONSUMER STAPLES - 4.0%
Molson Coors Brewing Co. Class B (Beverages)		46,284	3,445,844
Mondelez International, Inc. Class A (Food Products)		31,824	1,148,528
Tyson Foods, Inc. Class A (Food Products)		124,501	4,768,388
			9,362,760
ENERGY - 4.6%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		59,046	4,889,599
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		79,575	4,799,168
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		11,681	1,071,031
			10,759,798
FINANCIALS - 18.5%
Bank of America Corp. (Banks)		244,360	3,760,700
BankUnited, Inc. (Banks)		147,055	4,814,581
Citigroup, Inc. (Banks)		89,259	4,598,624
JPMorgan Chase & Co. (Banks)		79,678	4,826,893
M&T Bank Corp. (Banks)		6,791	862,457
Capital One Financial Corp. (Consumer Finance)		57,413	4,525,293
Hartford Financial Services Group, Inc. / The (Insurance)		113,221	4,734,902
Lincoln National Corp. (Insurance)		88,098	5,062,111
MetLife, Inc. (Insurance)		92,707	4,686,339
Prudential Financial, Inc. (Insurance)		73,488	5,901,821
			43,773,721
HEALTH CARE - 23.5%
Amgen, Inc. (Biotechnology)		26,583	4,249,293
Biogen, Inc. (Biotechnology)	(a)	5,952	2,513,173
Celgene Corp. (Biotechnology)	(a)	20,437	2,355,977
Clovis Oncology, Inc. (Biotechnology)	(a)	51,594	3,829,823
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	8,946	2,522,951
Receptos, Inc. (Biotechnology)	(a)	8,561	1,411,623
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		71,951	4,705,595
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	49,168	3,698,909
Humana, Inc. (Health Care Providers & Svs.)		26,812	4,773,072
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		36,256	4,288,722
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		37,236	5,002,284
Actavis PLC (Pharmaceuticals)	(a)	19,644	5,846,447
Mylan NV (Pharmaceuticals)	(a)	94,727	5,622,048
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	23,959	4,758,737
			55,578,654
INDUSTRIALS - 7.6%
Honeywell International, Inc. (Aerospace & Defense)		11,533	1,203,007
Lockheed Martin Corp. (Aerospace & Defense)		12,796	2,597,076
Raytheon Co. (Aerospace & Defense)		43,169	4,716,213
United Technologies Corp. (Aerospace & Defense)		40,883	4,791,488
FedEx Corp. (Air Freight & Logistics)		28,407	4,699,938
			18,007,722
INFORMATION TECHNOLOGY - 22.6%
Cisco Systems, Inc. (Communications Equip.)		159,116	4,379,668
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	63,072	5,185,465
Google, Inc. Class A (Internet Software & Svs.)	(a)	5,136	2,848,939
Google, Inc. Class C (Internet Software & Svs.)	(a)	3,991	2,187,068
Yahoo!, Inc. (Internet Software & Svs.)	(a)	108,272	4,811,066
International Business Machines Corp. (IT Svs.)		14,088	2,261,124
Avago Technologies Ltd. (Semiconductors & Equip.)		16,323	2,072,695
Intel Corp. (Semiconductors & Equip.)		138,868	4,342,402
Adobe Systems, Inc. (Software)	(a)	64,625	4,778,373
Microsoft Corp. (Software)		114,499	4,654,957
Oracle Corp. (Software)		105,288	4,543,177
Apple, Inc. (Tech. Hardware, Storage & Periph.)		63,714	7,927,933
Hewlett-Packard Co. (Tech. Hardware, Storage & Periph.)		111,768	3,482,691
			53,475,558
MATERIALS - 3.7%
Huntsman Corp. (Chemicals)		178,600	3,959,562
Monsanto Co. (Chemicals)		42,061	4,733,545
			8,693,107
Total Common Stocks (Cost $218,246,398)			$236,242,607

Money Market Funds - 0.4%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		916,000	$916,000
Total Money Market Funds (Cost $916,000)			$916,000

Total Investments - 100.4% (Cost $219,162,398)	(b)		$237,158,607
Liabilties in Excess of Other Assets - (0.4)%			(892,483)
Net Assets - 100.0%			$236,266,124

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Bryton Growth Portfolio

Schedule of Investments		March 31, 2015 (Unaudited)

Common Stocks - 99.1%		Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Motorcar Parts of America, Inc. (Auto Components)	(a)	124,107	$3,448,934
Remy International, Inc. (Auto Components)		152,931	3,396,598
Buffalo Wild Wings, Inc. (Hotels, Restaurants & Leisure)	(a)	13,705	2,483,894
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)		175,869	3,404,824
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	85,400	2,187,094
Kona Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	63,540	1,805,807
Build-A-Bear Workshop, Inc. (Specialty Retail)	(a)	146,173	2,872,299
			19,599,450
CONSUMER STAPLES - 3.3%
J&J Snack Foods Corp. (Food Products)		31,615	3,373,320
TreeHouse Foods, Inc. (Food Products)	(a)	31,211	2,653,559
			6,026,879
ENERGY - 5.2%
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)		190,978	1,923,148
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	37,476	2,879,656
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)		281,376	2,650,562
Synergy Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	171,300	2,029,905
			9,483,271
FINANCIALS - 4.9%
Bank of the Ozarks, Inc. (Banks)		72,422	2,674,544
Eagle Bancorp, Inc. (Banks)	(a)	78,917	3,030,413
State Bank Financial Corp. (Banks)		155,688	3,269,448
			8,974,405
HEALTH CARE - 30.6%
Bluebird Bio, Inc. (Biotechnology)	(a)	15,814	1,909,857
Celldex Therapeutics, Inc. (Biotechnology)	(a)	78,060	2,175,532
Clovis Oncology, Inc. (Biotechnology)	(a)	43,068	3,196,938
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	7,063	1,991,907
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	42,481	3,275,710
MacroGenics, Inc. (Biotechnology)	(a)	85,545	2,683,547
Puma Biotechnology, Inc. (Biotechnology)	(a)	8,762	2,068,796
Receptos, Inc. (Biotechnology)	(a)	6,583	1,085,471
Tekmira Pharmaceuticals Corp. (Biotechnology)	(a)	118,100	2,062,026
TESARO, Inc. (Biotechnology)	(a)	49,407	2,835,962
Alliqua BioMedical, Inc. (Health Care Equip. & Supplies)	(a)	510,560	2,654,912
AngioDynamics, Inc. (Health Care Equip. & Supplies)	(a)	184,740	3,286,525
Wright Medical Group, Inc. (Health Care Equip. & Supplies)	(a)	117,846	3,040,427
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	43,439	3,110,232
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	45,768	2,677,886
WellCare Health Plans, Inc. (Health Care Providers & Svs.)	(a)	24,856	2,273,330
Alimera Sciences, Inc. (Pharmaceuticals)	(a)	563,050	2,820,880
BioDelivery Sciences International, Inc. (Pharmaceuticals)	(a)	234,896	2,466,408
Flamel Technologies SA - ADR (Pharmaceuticals)	(a)	124,753	2,243,059
IGI Laboratories, Inc. (Pharmaceuticals)	(a)	304,934	2,488,261
Phibro Animal Health Corp. Class A (Pharmaceuticals)		77,828	2,755,889
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)	68,234	2,926,556
			56,030,111
INDUSTRIALS - 14.7%
GenCorp, Inc. (Aerospace & Defense)	(a)	129,983	3,014,306
TASER International, Inc. (Aerospace & Defense)	(a)	115,741	2,790,516
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	72,708	2,856,697
XPO Logistics, Inc. (Air Freight & Logistics)	(a)	62,058	2,821,777
PGT, Inc. (Building Products)	(a)	263,180	2,941,037
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		92,952	2,986,548
Power Solutions International, Inc. (Electrical Equip.)	(a)	52,962	3,404,927
Greenbrier Cos., Inc. / The (Machinery)		6,516	377,928
Mueller Water Products, Inc. Class A (Machinery)		276,686	2,725,357
Rexnord Corp. (Machinery)	(a)	114,353	3,052,082
			26,971,175
INFORMATION TECHNOLOGY - 27.1%
Ubiquiti Networks, Inc. (Communications Equip.)		85,100	2,514,705
Belden, Inc. (Electronic Equip., Instr. & Comp.)		35,572	3,328,116
Cognex Corp. (Electronic Equip., Instr. & Comp.)	(a)	48,533	2,406,751
FARO Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	41,366	2,570,070
Perceptron, Inc. (Electronic Equip., Instr. & Comp.)		133,834	1,808,097
Cvent, Inc. (Internet Software & Svs.)	(a)	64,073	1,796,607
Textura Corp. (Internet Software & Svs.)	(a)	98,175	2,668,397
TrueCar, Inc. (Internet Software & Svs.)	(a)	122,527	2,187,107
Euronet Worldwide, Inc. (IT Svs.)	(a)	48,437	2,845,674
Cypress Semiconductor Corp. (Semiconductors & Equip.)		215,938	3,046,885
Microsemi Corp. (Semiconductors & Equip.)	(a)	81,803	2,895,826
Power Integrations, Inc. (Semiconductors & Equip.)		51,341	2,673,839
Qorvo, Inc. (Semiconductors & Equip.)	(a)	16,742	1,334,337
Guidewire Software, Inc. (Software)	(a)	45,809	2,410,011
Imperva, Inc. (Software)	(a)	42,611	1,819,490
Infoblox, Inc. (Software)	(a)	107,403	2,563,710
Qlik Technologies, Inc. (Software)	(a)	64,109	1,995,713
Rally Software Development Corp. (Software)	(a)	190,609	2,990,655
Telenav, Inc. (Software)	(a)	338,924	2,684,278
Electronics For Imaging, Inc. (Tech. Hardware, Storage & Periph.)	(a)	74,565	3,113,089
			49,653,357
MATERIALS - 2.6%
Ferro Corp. (Chemicals)	(a)	167,286	2,099,439
PolyOne Corp. (Chemicals)		74,230	2,772,491
			4,871,930
Total Common Stocks (Cost $161,274,340)			$181,610,578

Money Market Funds - 2.5%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		4,552,000	$4,552,000
Total Money Market Funds (Cost $4,552,000)			$4,552,000

Total Investments - 101.6% (Cost $165,826,340)	(b)		$186,162,578
Liabilities in Excess of Other Assets - (1.6)%			(2,950,112)
Net Assets - 100.0%			$183,212,466

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.				Balanced Portfolio

Schedule of Investments				March 31, 2015 (Unaudited)

Common Stocks - 61.9%				Shares	Value
CONSUMER DISCRETIONARY - 11.0%
BorgWarner, Inc. (Auto Components)				152,146	$9,201,790
Delphi Automotive PLC (Auto Components)				58,524	4,666,704
Gentherm, Inc. (Auto Components)	(a)			115,000	5,808,650
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)			12,500	8,131,750
Starbucks Corp. (Hotels, Restaurants & Leisure)	(d)			100,000	9,470,000
Jarden Corp. (Household Durables)	(a)			167,197	8,844,721
CBS Corp. Class B (Media)				149,704	9,076,554
Comcast Corp. Class A (Media)	(d)			74,044	4,181,265
Walt Disney Co. / The (Media)				135,280	14,189,519
Macy's, Inc. (Multiline Retail)				99,600	6,465,036
Home Depot, Inc. / The (Specialty Retail)				75,000	8,520,750
Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)				205,000	6,051,600
					94,608,339
CONSUMER STAPLES - 1.8%
CVS Health Corp. (Food & Staples Retailing)				50,000	5,160,500
Tyson Foods, Inc. Class A (Food Products)				200,000	7,660,000
Reynolds American, Inc. (Tobacco)				41,120	2,833,579
					15,654,079
ENERGY - 2.5%
Bristow Group, Inc. (Energy Equip. & Svs.)				77,110	4,198,639
Oceaneering International, Inc. (Energy Equip. & Svs.)	(d)			59,520	3,209,914
Schlumberger Ltd. (Energy Equip. & Svs.)				80,000	6,675,200
EQT Corp. (Oil, Gas & Consumable Fuels)				45,010	3,729,979
Range Resources Corp. (Oil, Gas & Consumable Fuels)				50,000	2,602,000
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)			50,000	1,545,000
					21,960,732
FINANCIALS - 13.1%
Bank of America Corp. (Banks)				250,000	3,847,500
Signature Bank (Banks)	(a)			113,270	14,677,527
SVB Financial Group (Banks)	(a)			110,000	13,974,400
Wells Fargo & Co. (Banks)				150,000	8,160,000
Invesco Ltd. (Capital Markets)				202,900	8,053,101
Waddell & Reed Financial, Inc. Class A (Capital Markets)				152,000	7,530,080
Discover Financial Services (Consumer Finance)				162,080	9,133,208
Encore Capital Group, Inc. (Consumer Finance)	(a)			235,370	9,789,038
Arthur J. Gallagher & Co. (Insurance)				175,670	8,212,572
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)			355,000	13,742,050
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(d)			95,000	16,188,000
					113,307,476
HEALTH CARE - 7.1%
Biogen, Inc. (Biotechnology)	(a)			23,000	9,711,520
Gilead Sciences, Inc. (Biotechnology)	(a)			80,530	7,902,409
McKesson Corp. (Health Care Providers & Svs.)				75,000	16,965,000
AbbVie, Inc. (Pharmaceuticals)				100,000	5,854,000
Actavis plc (Pharmaceuticals)	(a)			43,700	13,005,994
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)			45,000	7,775,550
					61,214,473
INDUSTRIALS - 6.8%
Curtiss-Wright Corp. (Aerospace & Defense)				89,563	6,622,288
Precision Castparts Corp. (Aerospace & Defense)				35,083	7,367,430
Delta Air Lines, Inc. (Airlines)	(d)			385,000	17,309,600
Tyco International Plc (Commercial Svs. & Supplies)				69,300	2,984,058
Genesee & Wyoming, Inc. Class A (Road & Rail)	(a)			40,200	3,876,888
Norfolk Southern Corp. (Road & Rail)				10,700	1,101,244
Ryder System, Inc. (Road & Rail)				45,000	4,270,050
Union Pacific Corp. (Road & Rail)	(d)			138,160	14,964,110
					58,495,668
INFORMATION TECHNOLOGY - 12.4%
Facebook, Inc. Class A (Internet Software & Svs.)	(a)			150,000	12,332,250
Google, Inc. Class A (Internet Software & Svs.)	(a)			700	388,290
Google, Inc. Class C (Internet Software & Svs.)	(a)			27,700	15,179,600
Accenture PLC Class A (IT Svs.)				145,786	13,658,690
Alliance Data Systems Corp. (IT Svs.)	(a)			46,800	13,864,500
DST Systems, Inc. (IT Svs.)				65,000	7,196,150
MasterCard, Inc. Class A (IT Svs.)	(d)			96,600	8,345,274
Visa, Inc. (IT Svs.)				131,400	8,594,874
Applied Materials, Inc. (Semiconductors & Equip.)				350,000	7,896,000
Micron Technology, Inc. (Semiconductors & Equip.)	(a)			150,000	4,069,500
Synaptics, Inc. (Semiconductors & Equip.)	(a)			65,000	5,284,825
Apple, Inc. (Tech. Hardware, Storage & Periph.)				78,910	9,818,771
					106,628,724
MATERIALS - 5.2%
Ashland, Inc. (Chemicals)				120,000	15,277,200
LyondellBasell Industries NV Class A (Chemicals)	(d)			65,340	5,736,852
Methanex Corp. (Chemicals)	(d)			180,050	9,645,279
Monsanto Co. (Chemicals)				70,000	7,877,800
Eagle Materials, Inc. (Construction Materials)				75,000	6,267,000
					44,804,131
TELECOMMUNICATION SERVICES - 0.8%
Verizon Communications, Inc. (Diversified Telecom. Svs.)				150,000	7,294,500
UTILITIES - 1.2%
OGE Energy Corp. (Electric Utilities)				125,190	3,957,256
CMS Energy Corp. (Multi-Utilities)				186,300	6,503,733
					10,460,989
Total Common Stocks (Cost $491,712,206)					$534,429,111

Corporate Bonds - 18.6%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 0.7%
MDC Holdings, Inc. (Household Durables)		5.500%	01/15/2024	$3,630,000	$3,539,250
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		7.250%	10/30/2017	1,000,000	1,042,500
Intelsat Jackson Holdings SA (Media)		7.250%	04/01/2019	1,482,000	1,536,093
					6,117,843
CONSUMER STAPLES - 1.2%
Altria Group, Inc. (Tobacco)		9.250%	08/06/2019	7,967,000	10,222,306

ENERGY - 0.7%
Alliance Pipeline LP / United States (Oil, Gas & Consumable Fuels)	(b)	7.877%	12/31/2025	2,000,000	2,512,270
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.750%	03/15/2023	1,385,000	1,350,375
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)		4.625%	07/15/2023	1,475,000	1,264,812
United Refining Co. (Oil, Gas & Consumable Fuels)		10.500%	02/28/2018	832,000	873,600
					6,001,057
FINANCIALS - 6.0%
City National Corp. (Banks)				1,500,000	1,720,815
Hancock Holding Co. (Banks)		5.875%	04/01/2017	2,950,000	3,111,796
KCG Holdings, Inc. (Capital Markets)	(b)	6.875%	03/15/2020	3,300,000	3,219,150
General Electric Capital Corp. / LJ VP Holdings LLC (Diversified Financial Svs.)	(b)	3.800%	06/18/2019	2,750,000	2,943,242
Alleghany Corp. (Insurance)		5.625%	09/15/2020	1,000,000	1,119,419
Everest Reinsurance Holdings, Inc. (Insurance)	(e)	6.600%	05/01/2067	5,200,000	5,332,600
Glen Meadow Pass-Through Trust (Insurance)	(b)(e)	6.505%	02/12/2067	395,000	363,153
Liberty Mutual Group, Inc. (Insurance)	(b)(e)	7.000%	03/07/2067	750,000	769,125
MBIA, Inc. (Insurance)		6.625%	10/01/2028	2,810,000	2,859,175
Old Republic International Corp. (Insurance)		4.875%	10/01/2024	5,000,000	5,308,250
ProAssurance Corp. (Insurance)		5.300%	11/15/2023	5,063,000	5,604,508
Prudential Financial, Inc. (Insurance)	(e)	8.875%	06/15/2038	9,985,000	11,769,819
Prudential Insurance Co. of America / The (Insurance)	(b)	8.300%	07/01/2025	2,500,000	3,428,692
Reinsurance Group of America, Inc. (Insurance)		6.450%	11/15/2019	1,000,000	1,168,913
SAFG Retirement Services, Inc. (Insurance)		8.125%	04/28/2023	500,000	659,569
Torchmark Corp. (Insurance)		7.875%	05/15/2023	2,000,000	2,555,532
					51,933,758
HEALTH CARE - 2.9%
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)		6.625%	11/01/2020	500,000	523,750
Highmark, Inc. (Health Care Providers & Svs.)	(b)	4.750%	05/15/2021	3,500,000	3,676,442
Highmark, Inc. (Health Care Providers & Svs.)	(b)	6.125%	05/15/2041	2,100,000	2,266,037
inVentiv Health, Inc. (Health Care Providers & Svs.)	(b)	9.000%	01/15/2018	3,405,000	3,575,250
Prospect Medical Holdings, Inc. (Health Care Providers & Svs.)	(b)	8.375%	05/01/2019	2,985,000	3,171,563
Hospira, Inc. (Pharmaceuticals)		5.800%	08/12/2023	7,490,000	9,019,855
Salix Pharmaceuticals Ltd. (Pharmaceuticals)	(b)	6.500%	01/15/2021	2,580,000	2,860,575
					25,093,472
INDUSTRIALS - 3.0%
CHC Helicopter SA (Air Freight & Logistics)		9.375%	06/01/2021	1,625,000	975,000
Goodman Networks, Inc. (Building Products)		12.125%	07/01/2018	2,570,000	2,390,100
Masco Corp. (Building Products)	(g)	6.125%	10/03/2016	5,000,000	5,328,000
Masco Corp. (Building Products)		5.950%	03/15/2022	4,934,000	5,538,415
USG Corp. (Building Products)	(b)	5.875%	11/01/2021	2,090,000	2,220,625
USG Corp. (Building Products)	(b)	7.875%	03/30/2020	4,000,000	4,320,000
Case New Holland Industrial, Inc. (Machinery)		7.875%	12/01/2017	980,000	1,085,644
Ingersoll-Rand Co. (Machinery)		6.391%	11/15/2027	2,000,000	2,436,624
Brightstar Corp. (Trading Companies & Distributors)	(b)	7.250%	08/01/2018	1,832,000	1,955,660
					26,250,068
INFORMATION TECHNOLOGY - 1.9%
Harris Corp. (Communications Equip.)		6.375%	06/15/2019	1,000,000	1,143,229
Corning, Inc. (Electronic Equip., Instr. & Comp.)		7.250%	08/15/2036	2,180,000	2,836,080
First Data Corp. (IT Svs.)		12.625%	01/15/2021	3,584,000	4,247,040
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc. (IT Svs.)		5.750%	04/15/2023	7,742,000	8,203,268
					16,429,617
MATERIALS - 0.9%
Kissner Milling Co. Ltd. (Chemicals)	(b)	7.250%	06/01/2019	1,375,000	1,419,688
LSB Industries, Inc. (Chemicals)		7.750%	08/01/2019	1,398,000	1,457,415
PaperWorks Industries, Inc. (Containers & Packaging)	(b)	9.500%	08/15/2019	1,895,000	1,942,375
Alcoa, Inc. (Metals & Mining)		5.125%	10/01/2024	2,850,000	3,050,389
					7,869,867
TELECOMMUNICATION SERVICES - 1.1%
Windstream Corp. (Diversified Telecom. Svs.)		8.125%	09/01/2018	1,000,000	1,046,250
Clearwire Communications LLC / Clearwire Finance, Inc. (Wireless Telecom. Svs.)	(b)	14.750%	12/01/2016	5,406,000	6,460,170
Sprint Communications, Inc. (Wireless Telecom. Svs.)		6.000%	11/15/2022	1,755,000	1,667,250
					9,173,670
UTILITIES - 0.2%
Tenaska Georgia Partners LP (Electric Utilities)		9.500%	02/01/2030	1,319,962	1,643,803
Total Corporate Bonds (Cost $161,276,172)					$160,735,461

Preferred Stocks - 1.1%			Rate	Quantity	Value
FINANCIALS - 1.1%
Charles Schwab Corp. Series A / The (Capital Markets)	(f)		7.000%	4,000,000	$4,720,000
General Electric Capital Corp. (Diversified Financial Svs.)	(f)		7.125%	2,500,000	2,934,375
Gramercy Property Trust, Inc. (Acquired 08/26/2014 through 12/11/2014, Cost $2,102,796)(Real Estate Investment Trusts)	(h)		7.125%	83,924	2,217,692
Total Preferred Stocks (Cost $9,699,920)					$9,872,067

Trust Preferred Securities - 2.5%			Rate	Quantity	Value
FINANCIALS - 1.9%
Fulton Capital Trust I (Acquired 03/11/2014, Cost $948,745)(Banks)	(h)		6.290%	1,000,000	$992,600
PNC Preferred Funding Trust II (Banks)	(b)(f)		1.493%	4,000,000	3,660,000
RBS Capital Funding Trust V (Banks)			5.900%	201,491	4,946,604
USB Realty Corp. (Banks)	(b)		1.422%	5,000,000	4,575,000
Deutsche Bank Capital Trust V (Capital Markets)	(b)(f)		4.901%	2,600,000	2,600,000
					16,774,204
UTILITIES - 0.6%
PECO Energy Capital Trust IV (Electric Utilities)			5.750%	5,000,000	4,804,715
Total Trust Preferred Securities (Cost $22,019,034)					$21,578,919

Asset-Backed / Mortgage-Backed Securities - 1.6%		Rate	Maturity	Face Amount	Value
FINANCIALS - 1.6%
Citigroup Mortgage Loan Trust, Inc. 2004-NCM2 Class 2CB1		5.500%	08/25/2034	$1,461,934	$1,576,091
Fannie Mae Trust 2003-W2		2.853%	07/25/2042	1,795,750	1,896,292
MASTR Seasoned Securitization Trust 2005-1 Class 1A1		6.618%	09/25/2032	2,363,944	2,587,609
Sequoia Mortgage Trust 2013-10 (Acquired 02/17/2015, Cost $4,332,157)	(b)(h)	3.591%	08/25/2043	4,443,238	4,168,321
Sequoia Mortgage Trust 2014-4 (Acquired 03/11/2015, Cost $3,522,091)	(b)(h)	3.911%	11/25/2044	3,539,790	3,521,712
Total Asset-Backed / Mortgage-Backed Securities (Cost $13,918,852)					$13,750,025

U.S. Treasury Obligations - 8.8%		Rate	Maturity	Face Amount	Value
U.S. Treasury Inflation Indexed Bonds		0.125%	04/15/2019	$9,973,900	$10,161,688
U.S. Treasury Inflation Indexed Bonds		0.125%	07/15/2024	9,842,500	9,845,571
U.S. Treasury Note		0.500%	09/30/2016	20,000,000	20,018,760
U.S. Treasury Note		1.000%	09/15/2017	20,000,000	20,134,380
U.S. Treasury Note		2.125%	09/30/2021	5,000,000	5,142,970
U.S. Treasury Note		2.250%	11/15/2024	10,000,000	10,279,690
Total U.S. Treasury Obligations (Cost $74,103,091)					$75,583,059

Closed-End Mutual Funds - 2.4%				Shares	Value
Alliance New York Municipal Income Fund, Inc.				39,087	$545,654
BlackRock Enhanced Government Fund, Inc.				9,171	127,202
Deutsche Global High Income Fund, Inc.				109,608	915,227
Diversified Real Asset Income Fund				409,290	7,416,335
Federated Enhanced Treasury Income Fund				31,106	420,242
Firsthand Technology Value Fund, Inc.				70,965	1,017,638
LMP Real Estate Income Fund, Inc.				78,896	1,027,226
MFS InterMarket Income Trust I				54,729	464,102
Montgomery Street Income Securities, Inc.				75,049	1,267,578
Nuveen Global High Income Fund				243,971	4,164,585
Western Asset / Claymore Inflation-Linked Opportunities & Income Fund				129,633	1,470,038
Western Asset / Claymore Inflation-Linked Securities & Income Fund				141,799	1,634,942
Total Closed-End Mutual Funds (Cost $21,006,981)					$20,470,769

Purchased Options - 0.2%				Contracts (c)	Value
S&P 500 Index Put Option
Expiration: April 2015, Exercise Price: $2,000.00				400	$288,000
S&P 500 Index Put Option
Expiration: May 2015, Exercise Price: $2,000.00				200	446,000
S&P 500 Index Put Option
Expiration: April 2015, Exercise Price: $1,950.00				600	171,000
S&P 500 Index Put Option
Expiration: April 2015, Exercise Price: $1,900.00				400	48,000
S&P 500 Index Put Option
Expiration: June 2015, Exercise Price: $1,900.00				200	367,800
Total Purchased Options (Cost $3,708,360)					$1,320,800

Money Market Funds - 2.6%				Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I				22,659,000	$22,659,000
Total Money Market Funds (Cost $29,659,000)					$22,659,000

Total Investments - 99.7% (Cost $820,103,615)	(i)				$860,399,211
Total Written Options Outstanding - (0.0)% (see below)					(297,000)
Other Assets in Excess of Liabilities - 0.3%	(d)				2,849,891
Net Assets - 100.0%					$862,952,102

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At March 31, 2015, the value of these securities totaled $65,629,050, or 7.6% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) 100 shares per contract.

(d) Security is fully or partially pledged as collateral for written call options outstanding. Outstanding written call options are presented in the following schedule.

(e) Security is a variable rate instrument in which the coupon rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Interest rates stated are those in effect at March 31, 2015.

(f) Security is a variable rate preferred stock or trust preferred security in which the dividend rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Dividend rates stated are those in effect at March 31, 2015.

(g) Represents bonds that are credit sensitive. The coupon rates for these bonds are subject to adjustment based on changes in national credit rating agency ratings.

(h) Represents a security deemed to be illiquid. At March 31, 2015, the value of illiquid securities in the Portfolio totaled $10,900,325, or 1.3% of the Portfolio's net assets.

(i) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Written Options Outstanding	March 31, 2015 (Unaudited)

	Contracts*	Value
S&P 500 Index Call Option
Expiration: June 2015, Exercise Price: $2,175.00	200	$172,000
S&P 500 Index Call Option
Expiration: May 2015, Exercise Price: $2,150.00	250	125,000
Total Written Options Outstanding (Premiums received $521,487)	450	$297,000

* 100 shares per contract.

Ohio National Fund, Inc.		Target VIP Portfolio

Schedule of Investments		March 31, 2015 (Unaudited)

Common Stocks - 98.9%		Shares	Value
CONSUMER DISCRETIONARY - 18.1%
American Axle & Manufacturing Holdings, Inc. (Auto Components)	(a)	3,962	$102,338
Delphi Automotive PLC (Auto Components)		6,861	547,096
Gentherm, Inc. (Auto Components)	(a)	7,473	377,461
Magna International, Inc. (Auto Components)		9,580	514,063
Tata Motors Ltd. - ADR (Automobiles)		12,314	554,869
Core-Mark Holding Co., Inc. (Distributors)		4,831	310,730
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	(a)	5,393	272,077
Brinker International, Inc. (Hotels, Restaurants & Leisure)		1,528	94,064
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		1,876	150,680
Popeyes Louisiana Kitchen, Inc. (Hotels, Restaurants & Leisure)	(a)	4,885	292,221
Universal Electronics, Inc. (Household Durables)	(a)	3,279	185,067
Cablevision Systems Corp. Class A (Media)		5,003	91,555
Walt Disney Co. / The (Media)		18,989	1,991,756
Dillard's, Inc. Class A (Multiline Retail)		867	118,354
Dollar Tree, Inc. (Multiline Retail)	(a)	1,996	161,965
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	3,056	234,624
Brown Shoe Co., Inc. (Specialty Retail)		2,789	91,479
Cato Corp. / The Class A (Specialty Retail)		5,441	215,464
Home Depot, Inc. / The (Specialty Retail)		25,904	2,942,953
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	994	214,943
Outerwall, Inc. (Specialty Retail)		1,204	79,609
Ross Stores, Inc. (Specialty Retail)		2,032	214,092
Zumiez, Inc. (Specialty Retail)	(a)	6,072	244,398
			10,001,858
CONSUMER STAPLES - 5.6%
Brown-Forman Corp. Class B (Beverages)		1,046	94,506
Dr Pepper Snapple Group, Inc. (Beverages)		1,590	124,783
Monster Beverage Corp. (Beverages)	(a)	1,656	229,182
Kroger Co. / The (Food & Staples Retailing)		11,293	865,721
Keurig Green Mountain, Inc. (Food Products)		1,613	180,221
Sanderson Farms, Inc. (Food Products)		1,036	82,517
Usana Health Sciences, Inc. (Personal Products)	(a)	2,577	286,356
Altria Group, Inc. (Tobacco)		16,247	812,675
Imperial Tobacco Group PLC - ADR (Tobacco)		5,110	449,476
			3,125,437
ENERGY - 6.3%
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	448	16,581
BP PLC - ADR (Oil, Gas & Consumable Fuels)		11,719	458,330
Eni SpA - ADR (Oil, Gas & Consumable Fuels)		12,807	443,250
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		7,951	675,835
Hess Corp. (Oil, Gas & Consumable Fuels)		566	38,414
REX American Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	1,679	102,100
Royal Dutch Shell PLC Class B - ADR (Oil, Gas & Consumable Fuels)		6,426	402,910
Statoil ASA - ADR (Oil, Gas & Consumable Fuels)		25,300	445,027
Synergy Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	18,290	216,737
Tesoro Corp. (Oil, Gas & Consumable Fuels)		2,916	266,202
TOTAL SA - ADR (Oil, Gas & Consumable Fuels)		8,726	433,333
			3,498,719
FINANCIALS - 6.6%
HSBC Holdings PLC - ADR (Banks)		9,483	403,881
Standard Chartered PLC (Banks)		30,122	483,759
Swedbank AB - ADR (Banks)		17,777	425,315
HFF, Inc. Class A (Capital Markets)		7,876	295,665
Legg Mason, Inc. (Capital Markets)		3,200	176,640
Piper Jaffray Cos. (Capital Markets)	(a)	3,365	176,528
Moody's Corp. (Diversified Financial Svs.)		5,829	605,050
Allstate Corp. / The (Insurance)		11,630	827,707
United Insurance Holdings Corp. (Insurance)		4,343	97,718
Universal Insurance Holdings, Inc. (Insurance)		7,077	181,100
			3,673,363
HEALTH CARE - 13.8%
Amgen, Inc. (Biotechnology)		7,918	1,265,692
Gilead Sciences, Inc. (Biotechnology)	(a)	14,994	1,471,361
Insys Therapeutics, Inc. (Biotechnology)	(a)	7,308	424,814
MiMedx Group, Inc. (Biotechnology)	(a)	22,600	235,040
Repligen Corp. (Biotechnology)	(a)	6,783	205,932
Abaxis, Inc. (Health Care Equip. & Supplies)		4,674	299,650
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	1,287	183,346
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	439	221,708
Natus Medical, Inc. (Health Care Equip. & Supplies)	(a)	6,780	267,607
OraSure Technologies, Inc. (Health Care Equip. & Supplies)	(a)	11,755	76,878
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	9,709	223,987
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	10,026	754,256
Providence Service Corp. / The (Health Care Providers & Svs.)	(a)	3,361	178,536
Albany Molecular Research, Inc. (Life Sciences Tools & Svs.)	(a)	6,697	117,867
Depomed, Inc. (Pharmaceuticals)	(a)	12,157	272,438
Eli Lilly & Co. (Pharmaceuticals)		13,469	978,523
GlaxoSmithKline PLC - ADR (Pharmaceuticals)		10,505	484,806
			7,662,441
INDUSTRIALS - 13.7%
Boeing Co. / The (Aerospace & Defense)		13,641	2,047,241
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		1,118	156,688
Northrop Grumman Corp. (Aerospace & Defense)		1,363	219,389
TASER International, Inc. (Aerospace & Defense)	(a)	10,860	261,835
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		2,181	159,693
Echo Global Logistics, Inc. (Air Freight & Logistics)	(a)	4,980	135,755
Alaska Air Group, Inc. (Airlines)		3,052	201,981
United Continental Holdings, Inc. (Airlines)	(a)	8,392	564,362
ACCO Brands Corp. (Commercial Svs. & Supplies)	(a)	23,509	195,360
3M Co. (Industrial Conglomerates)		15,147	2,498,498
Greenbrier Cos., Inc. / The (Machinery)		7,451	432,158
Avis Budget Group, Inc. (Road & Rail)	(a)	2,422	142,934
Ryder System, Inc. (Road & Rail)		1,223	116,050
Saia, Inc. (Road & Rail)	(a)	5,082	225,133
United Rentals, Inc. (Trading Companies & Distributors)	(a)	2,333	212,676
			7,569,753
INFORMATION TECHNOLOGY - 20.5%
F5 Networks, Inc. (Communications Equip.)	(a)	187	21,494
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,148	308,030
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,781	91,462
Dice Holdings, Inc. (Internet Software & Svs.)	(a)	11,045	98,521
LogMeIn, Inc. (Internet Software & Svs.)	(a)	5,056	283,085
Yahoo!, Inc. (Internet Software & Svs.)	(a)	11,450	508,781
Intel Corp. (Semiconductors & Equip.)		47,592	1,488,202
Lam Research Corp. (Semiconductors & Equip.)		1,125	79,014
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	35,320	958,232
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Semiconductors & Equip.)		100,127	2,350,982
Ellie Mae, Inc. (Software)	(a)	6,042	334,183
Qualys, Inc. (Software)	(a)	7,140	331,867
Apple, Inc. (Tech. Hardware, Storage & Periph.)		34,921	4,345,220
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		3,230	168,057
			11,367,130
MATERIALS - 3.7%
Celanese Corp. (Chemicals)		3,548	198,191
Headwaters, Inc. (Construction Materials)	(a)	15,018	275,430
Packaging Corp. of America (Containers & Packaging)		2,270	177,491
Anglo American PLC - ADR (Metals & Mining)		48,756	363,476
BHP Billiton Ltd. - ADR (Metals & Mining)		9,396	436,632
Rio Tinto PLC - ADR (Metals & Mining)		9,653	399,634
Neenah Paper, Inc. (Paper & Forest Products)		3,469	216,951
			2,067,805
TELECOMMUNICATION SERVICES - 6.2%
AT&T, Inc. (Diversified Telecom. Svs.)		52,764	1,722,745
Consolidated Communications Holdings, Inc. (Diversified Telecom. Svs.)		10,490	213,996
Iridium Communications, Inc. (Diversified Telecom. Svs.)	(a)	19,834	192,588
Telenor ASA - ADR (Diversified Telecom. Svs.)		7,362	444,665
TeliaSonera AB - ADR (Diversified Telecom. Svs.)		34,588	436,846
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		13,073	427,226
			3,438,066
UTILITIES - 4.4%
Electricite de France SA - ADR (Electric Utilities)		81,882	388,940
Empire District Electric Co. / The (Electric Utilities)		9,257	229,759
Southern Co. / The (Electric Utilities)		3,412	151,083
SSE PLC - ADR (Electric Utilities)		17,733	394,382
GDF Suez - ADR (Multi-Utilities)		19,105	378,566
National Grid PLC - ADR (Multi-Utilities)		6,336	409,369
SCANA Corp. (Multi-Utilities)		541	29,750
Sempra Energy (Multi-Utilities)		934	101,825
American States Water Co. (Water Utilities)		8,126	324,146
			2,407,820
Total Common Stocks (Cost $51,311,034)			$54,812,392

Money Market Funds - 1.0%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		553,000	$553,000
Total Money Market Funds (Cost $553,000)			$553,000

Total Investments - 99.9% (Cost $51,864,034)	(b)		$55,365,392
Other Assets in Excess of Liabilities - 0.1%			73,822
Net Assets - 100.0%			$55,439,214

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Bristol Growth Portfolio

Schedule of Investments		March 31, 2015 (Unaudited)

Common Stocks - 99.8%		Shares	Value
CONSUMER DISCRETIONARY - 19.0%
Johnson Controls, Inc. (Auto Components)		50,796	$2,562,150
General Motors Co. (Automobiles)		51,199	1,919,962
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	3,362	2,187,115
Jarden Corp. (Household Durables)	(a)	49,696	2,628,918
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	8,588	3,195,595
CBS Corp. Class B (Media)		42,099	2,552,462
Twenty-First Century Fox, Inc. Class A (Media)		74,934	2,535,767
Walt Disney Co. / The (Media)		23,825	2,499,004
Tiffany & Co. (Specialty Retail)		15,221	1,339,600
PVH Corp. (Textiles, Apparel & Luxury Goods)		23,282	2,480,930
			23,901,503
CONSUMER STAPLES - 8.2%
Coca-Cola Co. / The (Beverages)		59,981	2,432,230
Molson Coors Brewing Co. Class B (Beverages)		15,009	1,117,420
Tyson Foods, Inc. Class A (Food Products)		54,150	2,073,945
Colgate-Palmolive Co. (Household Products)		38,275	2,653,989
Procter & Gamble Co. / The (Household Products)		25,690	2,105,039
			10,382,623
ENERGY - 4.5%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		31,568	2,614,146
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		40,196	2,424,221
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		6,257	573,704
			5,612,071
FINANCIALS - 5.2%
Bank of America Corp. (Banks)		92,423	1,422,390
Hartford Financial Services Group, Inc. / The (Insurance)		60,476	2,529,106
Prudential Financial, Inc. (Insurance)		32,134	2,580,682
			6,532,178
HEALTH CARE - 21.8%
Amgen, Inc. (Biotechnology)		18,307	2,926,374
Biogen, Inc. (Biotechnology)	(a)	4,719	1,992,551
Celgene Corp. (Biotechnology)	(a)	10,656	1,228,424
Clovis Oncology, Inc. (Biotechnology)	(a)	27,584	2,047,560
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	4,774	1,346,363
Receptos, Inc. (Biotechnology)	(a)	4,388	723,537
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		40,415	2,643,141
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	24,267	1,825,606
Humana, Inc. (Health Care Providers & Svs.)		10,609	1,888,614
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		17,836	2,109,820
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		19,856	2,667,455
Actavis PLC (Pharmaceuticals)	(a)	10,452	3,110,724
Mylan NV (Pharmaceuticals)	(a)	50,555	3,000,439
			27,510,608
INDUSTRIALS - 10.1%
Honeywell International, Inc. (Aerospace & Defense)		31,572	3,293,275
Lockheed Martin Corp. (Aerospace & Defense)		8,466	1,718,259
United Technologies Corp. (Aerospace & Defense)		21,800	2,554,960
FedEx Corp. (Air Freight & Logistics)		14,730	2,437,079
Danaher Corp. (Industrial Conglomerates)		32,093	2,724,696
			12,728,269
INFORMATION TECHNOLOGY - 25.9%
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	33,861	2,783,882
Google, Inc. Class A (Internet Software & Svs.)	(a)	4,335	2,404,625
Google, Inc. Class C (Internet Software & Svs.)	(a)	4,212	2,308,176
Yahoo!, Inc. (Internet Software & Svs.)	(a)	57,909	2,573,186
International Business Machines Corp. (IT Svs.)		5,567	893,504
Visa, Inc. (IT Svs.)		46,016	3,009,907
Avago Technologies Ltd. (Semiconductors & Equip.)		8,752	1,111,329
Intel Corp. (Semiconductors & Equip.)		73,922	2,311,541
Adobe Systems, Inc. (Software)	(a)	34,384	2,542,353
Microsoft Corp. (Software)		91,485	3,719,323
Oracle Corp. (Software)		74,511	3,215,150
Apple, Inc. (Tech. Hardware, Storage & Periph.)		46,150	5,742,445
			32,615,421
MATERIALS - 3.7%
Huntsman Corp. (Chemicals)		95,640	2,120,339
Monsanto Co. (Chemicals)		22,599	2,543,291
			4,663,630
TELECOMMUNICATION SERVICES - 1.4%
Verizon Communications, Inc. (Diversified Telecom. Svs.)		35,773	1,739,641
Total Common Stocks (Cost $112,819,925)			$125,685,944

Money Market Funds - 2.4%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		3,025,000	$3,025,000
Total Money Market Funds (Cost $3,025,000)			$3,025,000

Total Investments - 1.02% (Cost $115,844,925)	(b)		$128,710,944
Liabilities in Excess of Other Assets - (2.2)%			(2,749,422)
Net Assets - 100.0%			$125,961,522

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Risk Managed Balanced Portfolio

Schedule of Investments				March 31, 2015 (Unaudited)

Common Stocks - 45.5%				Shares	Value
CONSUMER DISCRETIONARY - 7.7%
General Motors Co. (Automobiles)				13,219	$495,712
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)				9,669	532,182
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)				3,211	155,444
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)				3,556	296,926
Priceline Group, Inc. / The (Internet & Catalog Retail)	(a)			399	464,496
Mattel, Inc. (Leisure Products)				7,222	165,023
CBS Corp. Class B (Media)				5,444	330,070
Time Warner Cable, Inc. (Media)				1,865	279,526
Home Depot, Inc. / The (Specialty Retail)				6,247	709,722
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)				7,645	767,023
					4,196,124
CONSUMER STAPLES - 2.1%
Diageo PLC (Beverages)	(c)			6,618	182,883
Hershey Co. / The (Food Products)				2,012	203,031
Altria Group, Inc. (Tobacco)				8,059	403,111
Philip Morris International, Inc. (Tobacco)				4,339	326,857
					1,115,882
ENERGY - 2.3%
Chevron Corp. (Oil, Gas & Consumable Fuels)				4,072	427,478
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels)				17,947	590,995
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)				8,005	209,010
					1,227,483
FINANCIALS - 5.9%
JPMorgan Chase & Co. (Banks)				6,299	381,593
U.S. Bancorp (Banks)				14,368	627,451
Blackstone Group LP / The (Capital Markets)				23,511	914,343
TD Ameritrade Holding Corp. (Capital Markets)				4,615	171,955
American Express Co. (Consumer Finance)				3,738	292,013
CME Group, Inc. (Diversified Financial Svs.)				2,953	279,679
Prudential PLC (Insurance)	(c)			15,839	393,050
Outfront Media, Inc. (Real Estate Investment Trusts)				4,251	127,190
					3,187,274
HEALTH CARE - 9.0%
Amgen, Inc. (Biotechnology)				3,579	572,103
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)			470	212,196
Abbott Laboratories (Health Care Equip. & Supplies)				7,944	368,045
Aetna, Inc. (Health Care Providers & Svs.)				3,600	383,508
AbbVie, Inc. (Pharmaceuticals)				12,553	734,853
Actavis PLC (Pharmaceuticals)	(a)			2,292	682,145
Bristol-Myers Squibb Co. (Pharmaceuticals)				8,125	524,062
Eli Lilly & Co. (Pharmaceuticals)				4,958	360,199
Endo International PLC (Pharmaceuticals)	(a)			6,564	588,791
Johnson & Johnson (Pharmaceuticals)				4,800	482,880
					4,908,782
INDUSTRIALS - 6.9%
Boeing Co. / The (Aerospace & Defense)				4,968	745,597
Honeywell International, Inc. (Aerospace & Defense)				5,135	535,632
Precision Castparts Corp. (Aerospace & Defense)				2,661	558,810
United Continental Holdings, Inc. (Airlines)	(a)			7,445	500,676
3M Co. (Industrial Conglomerates)				1,968	324,622
Dover Corp. (Machinery)				3,004	207,636
Towers Watson & Co. Class A (Professional Svs.)				1,198	158,358
Union Pacific Corp. (Road & Rail)				6,761	732,284
					3,763,615
INFORMATION TECHNOLOGY - 8.8%
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)				6,761	484,223
Alibaba Group Holding Ltd. - ADR (Internet Software & Svs.)	(a)			1,500	124,860
Google, Inc. Class C (Internet Software & Svs.)	(a)			1,105	605,540
Automatic Data Processing, Inc. (IT Svs.)				2,281	195,345
MasterCard, Inc. Class A (IT Svs.)				12,372	1,068,817
Microsoft Corp. (Software)				17,839	725,245
Apple, Inc. (Tech. Hardware, Storage & Periph.)				10,758	1,338,618
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)				4,737	246,466
					4,789,114
MATERIALS - 2.7%
E.I. du Pont de Nemours & Co. (Chemicals)				11,573	827,122
LyondellBasell Industries NV Class A (Chemicals)				7,578	665,348
					1,492,470
TELECOMMUNICATION SERVICES - 0.1%
Verizon Communications, Inc. (Diversified Telecom. Svs.)				1,619	78,732
Total Common Stocks (Cost $24,119,255)					$24,759,476

Corporate Bonds - 11.5%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 1.0%
General Motors Co. (Automobiles)		6.250%	10/02/2043	$14,000	$17,153
General Motors Co. (Automobiles)		4.875%	10/02/2023	156,000	168,903
General Motors Co. (Automobiles)		3.500%	10/02/2018	73,000	74,793
General Motors Financial Co., Inc. (Automobiles)		4.250%	05/15/2023	40,000	41,438
Brinker International, Inc. (Hotels, Restaurants & Leisure)		3.875%	05/15/2023	56,000	56,021
PPL WEM Holdings Ltd. (Hotels, Restaurants & Leisure)	(b)	5.375%	05/01/2021	29,000	33,377
PPL WEM Holdings Ltd. (Hotels, Restaurants & Leisure)	(b)	3.900%	05/01/2016	25,000	25,691
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (Hotels, Restaurants & Leisure)	(b)	4.250%	05/30/2023	15,000	14,325
D.R. Horton, Inc. (Household Durables)		4.750%	05/15/2017	21,000	21,945
MDC Holdings, Inc. (Household Durables)		5.500%	01/15/2024	38,000	37,050
Toll Brothers Finance Corp. (Household Durables)		5.875%	02/15/2022	20,000	21,950
UBM PLC (Media)	(b)	5.750%	11/03/2020	31,000	34,196
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	24,000	25,886
					572,728
CONSUMER STAPLES - 0.3%
J.M. Smucker Co. / The (Food Products)	(b)	3.500%	03/15/2025	13,000	13,364
Wm. Wrigley Jr. Co. (Food Products)	(b)	3.375%	10/21/2020	46,000	48,203
Wm. Wrigley Jr. Co. (Food Products)	(b)	2.400%	10/21/2018	90,000	91,613
					153,180
ENERGY - 1.8%
Helmerich & Payne International Drilling Co. (Energy Equip. & Svs.)	(b)	4.650%	03/15/2025	26,000	26,926
Nabors Industries, Inc. (Energy Equip. & Svs.)		5.000%	09/15/2020	27,000	26,889
Oceaneering International, Inc. (Energy Equip. & Svs.)		4.650%	11/15/2024	43,000	43,475
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	06/15/2021	34,000	32,980
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		4.875%	04/15/2022	74,000	69,375
Chevron Corp. (Oil, Gas & Consumable Fuels)		1.345%	11/15/2017	21,000	21,168
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		5.875%	05/01/2022	93,000	99,045
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		4.375%	06/01/2024	38,000	37,715
DCP Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.600%	04/01/2044	21,000	18,044
DCP Midstream Operating LP (Oil, Gas & Consumable Fuels)		3.875%	03/15/2023	36,000	32,406
DCP Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.950%	04/01/2022	38,000	36,996
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		2.250%	12/15/2018	36,000	36,325
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		4.150%	10/01/2020	24,000	25,196
EnLink Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.400%	04/01/2024	45,000	47,303
EnLink Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.600%	04/01/2044	27,000	29,941
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		5.000%	10/01/2021	45,000	48,271
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.300%	05/01/2024	25,000	25,452
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		7.750%	01/15/2032	19,000	23,386
Motiva Enterprises LLC (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2020	26,000	28,761
NGL Energy Partners LP / NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.125%	07/15/2019	33,000	32,340
Phillips 66 Partners LP (Oil, Gas & Consumable Fuels)		3.605%	02/15/2025	12,000	12,020
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		3.950%	09/15/2015	55,000	55,757
Spectra Energy Partners LP (Oil, Gas & Consumable Fuels)		4.750%	03/15/2024	41,000	45,025
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	4.125%	11/15/2019	27,000	26,865
Western Gas Partners LP (Oil, Gas & Consumable Fuels)		5.375%	06/01/2021	51,000	56,353
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.000%	03/15/2019	19,000	18,667
					956,681
FINANCIALS - 4.6%
CIT Group, Inc. (Banks)	(b)	5.500%	02/15/2019	58,000	60,320
CIT Group, Inc. (Banks)		4.250%	08/15/2017	80,000	81,200
Royal Bank of Scotland Group PLC (Banks)		2.550%	09/18/2015	59,000	59,444
Royal Bank of Scotland Group PLC (Banks)		6.000%	12/19/2023	91,000	101,154
Royal Bank of Scotland Group PLC (Banks)		6.100%	06/10/2023	59,000	65,611
Royal Bank of Scotland Group PLC (Banks)		5.125%	05/28/2024	100,000	104,911
Santander UK PLC (Banks)	(b)	5.000%	11/07/2023	200,000	215,373
SVB Financial Group (Banks)		5.375%	09/15/2020	31,000	35,280
Ameriprise Financial, Inc. (Capital Markets)	(d)	7.518%	06/01/2066	94,000	98,429
Charles Schwab Corp. / The (Capital Markets)		3.000%	03/10/2025	23,000	23,272
E*TRADE Financial Corp. (Capital Markets)		5.375%	11/15/2022	34,000	35,870
E*TRADE Financial Corp. (Capital Markets)		4.625%	09/15/2023	51,000	51,893
Goldman Sachs Group, Inc. / The (Capital Markets)		5.625%	01/15/2017	24,000	25,731
Lazard Group LLC (Capital Markets)		4.250%	11/14/2020	56,000	59,849
Morgan Stanley (Capital Markets)		1.875%	01/05/2018	101,000	101,677
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.875%	03/15/2022	114,000	121,695
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.625%	03/15/2020	12,000	12,510
Raymond James Financial, Inc. (Capital Markets)		5.625%	04/01/2024	87,000	100,573
Raymond James Financial, Inc. (Capital Markets)		4.250%	04/15/2016	25,000	25,957
Stifel Financial Corp. (Capital Markets)		4.250%	07/18/2024	38,000	38,790
TD Ameritrade Holding Corp. (Capital Markets)		3.625%	04/01/2025	90,000	94,223
TD Ameritrade Holding Corp. (Capital Markets)		2.950%	04/01/2022	32,000	32,536
Ally Financial, Inc. (Consumer Finance)		8.000%	12/31/2018	10,000	11,300
Ally Financial, Inc. (Consumer Finance)		8.000%	03/15/2020	16,000	19,080
Ally Financial, Inc. (Consumer Finance)		7.500%	09/15/2020	12,000	14,055
Ally Financial, Inc. (Consumer Finance)		4.125%	03/30/2020	39,000	38,756
American Express Co. (Consumer Finance)	(d)	6.800%	09/01/2066	51,000	53,560
Discover Financial Services (Consumer Finance)		3.950%	11/06/2024	10,000	10,284
Discover Financial Services (Consumer Finance)		3.750%	03/04/2025	27,000	27,198
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	14,000	14,636
Synchrony Financial (Consumer Finance)		3.000%	08/15/2019	46,000	46,999
GE Capital Trust I (Diversified Financial Svs.)	(d)	6.375%	11/15/2067	90,000	97,425
General Electric Capital Corp. (Diversified Financial Svs.)	(d)	6.375%	11/15/2067	39,000	42,315
LeasePlan Corp. NV (Diversified Financial Svs.)	(b)	2.500%	05/16/2018	200,000	202,219
Voya Financial, Inc. (Diversified Financial Svs.)	(d)	5.650%	05/15/2053	23,000	24,035
Primerica, Inc. (Insurance)		4.750%	07/15/2022	52,000	57,658
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)		4.600%	04/01/2022	49,000	51,779
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)		2.750%	01/15/2020	39,000	39,126
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)		4.500%	07/30/2029	46,000	48,561
Retail Opportunity Investments Partnership LP (Real Estate Investment Trusts)		4.000%	12/15/2024	9,000	9,207
SL Green Realty Corp. (Real Estate Investment Trusts)		7.750%	03/15/2020	35,000	42,485
SL Green Realty Corp. (Real Estate Investment Trusts)		5.000%	08/15/2018	46,000	49,626
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		4.400%	11/15/2022	28,000	29,451
Kennedy-Wilson, Inc. (Real Estate Mgmt. & Development)		5.875%	04/01/2024	36,000	36,090
					2,512,143
HEALTH CARE - 1.1%
Becton Dickinson and Co. (Health Care Equip. & Supplies)		1.800%	12/15/2017	29,000	29,216
Zimmer Holdings, Inc. (Health Care Equip. & Supplies)		2.700%	04/01/2020	37,000	37,516
Zimmer Holdings, Inc. (Health Care Equip. & Supplies)		3.550%	04/01/2025	50,000	50,995
Zimmer Holdings, Inc. (Health Care Equip. & Supplies)		3.150%	04/01/2022	43,000	43,517
Fresenius Medical Care U.S. Finance II, Inc. (Health Care Providers & Svs.)	(b)	5.875%	01/31/2022	46,000	50,600
HCA, Inc. (Health Care Providers & Svs.)		3.750%	03/15/2019	20,000	20,269
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.200%	02/01/2022	34,000	34,418
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.600%	02/01/2025	34,000	34,139
Omnicare, Inc. (Health Care Providers & Svs.)		4.750%	12/01/2022	18,000	18,585
Omnicare, Inc. (Health Care Providers & Svs.)		5.000%	12/01/2024	19,000	19,855
Life Technologies Corp. (Life Sciences Tools & Svs.)		6.000%	03/01/2020	26,000	30,027
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		3.300%	02/15/2022	18,000	18,457
Actavis Funding SCS (Pharmaceuticals)		4.850%	06/15/2044	12,000	12,747
Actavis Funding SCS (Pharmaceuticals)		3.850%	06/15/2024	11,000	11,362
Actavis Funding SCS (Pharmaceuticals)		2.450%	06/15/2019	3,000	3,012
Actavis Funding SCS (Pharmaceuticals)		4.750%	03/15/2045	20,000	21,225
Actavis Funding SCS (Pharmaceuticals)		4.550%	03/15/2035	29,000	30,230
Actavis Funding SCS (Pharmaceuticals)		3.000%	03/12/2020	48,000	49,174
Actavis Funding SCS (Pharmaceuticals)		3.800%	03/15/2025	56,000	57,747
VRX Escrow Corp. (Pharmaceuticals)	(b)	6.125%	04/15/2025	21,000	21,761
VRX Escrow Corp. (Pharmaceuticals)	(b)	5.875%	05/15/2023	20,000	20,500
					615,352
INDUSTRIALS - 0.8%
Exelis, Inc. (Aerospace & Defense)		5.550%	10/01/2021	15,000	16,567
Exelis, Inc. (Aerospace & Defense)		4.250%	10/01/2016	15,000	15,464
Southwest Airlines Co. (Airlines)		5.125%	03/01/2017	28,000	29,934
Owens Corning (Building Products)		4.200%	12/01/2024	17,000	17,531
CNH Industrial Capital LLC (Machinery)		3.625%	04/15/2018	23,000	23,058
Verisk Analytics, Inc. (Professional Svs.)		5.800%	05/01/2021	139,000	159,990
Verisk Analytics, Inc. (Professional Svs.)		4.125%	09/12/2022	19,000	19,810
Verisk Analytics, Inc. (Professional Svs.)		4.875%	01/15/2019	21,000	22,515
J.B. Hunt Transport Services, Inc. (Road & Rail)		3.375%	09/15/2015	33,000	33,351
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	3.375%	03/15/2018	29,000	30,100
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	4.250%	01/17/2023	63,000	65,541
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	2.500%	06/15/2019	25,000	25,033
					458,894
INFORMATION TECHNOLOGY - 0.8%
Seagate HDD Cayman (Computers & Peripherals)	(b)	4.750%	01/01/2025	145,000	150,146
Seagate HDD Cayman (Computers & Peripherals)		4.750%	06/01/2023	22,000	23,123
Seagate HDD Cayman (Computers & Peripherals)	(b)	5.750%	12/01/2034	43,000	45,964
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		3.750%	09/01/2016	23,000	23,699
Trimble Navigation Ltd. (Electronic Equip., Instr. & Comp.)		4.750%	12/01/2024	42,000	44,282
Fidelity National Information Services, Inc. (IT Svs.)		5.000%	03/15/2022	9,000	9,543
Fiserv, Inc. (IT Svs.)		3.125%	10/01/2015	30,000	30,358
Autodesk, Inc. (Software)		3.600%	12/15/2022	27,000	27,283
Cadence Design Systems, Inc. (Software)		4.375%	10/15/2024	76,000	78,974
					433,372
MATERIALS - 0.9%
Albemarle Corp. (Chemicals)		5.450%	12/01/2044	40,000	43,146
Albemarle Corp. (Chemicals)		4.150%	12/01/2024	49,000	50,819
Ashland, Inc. (Chemicals)		3.875%	04/15/2018	22,000	22,550
Ashland, Inc. (Chemicals)		6.875%	05/15/2043	19,000	20,520
LyondellBasell Industries NV (Chemicals)		4.625%	02/26/2055	40,000	39,549
Rockwood Specialties Group, Inc. (Chemicals)		4.625%	10/15/2020	27,000	28,114
Hanson Ltd. (Construction Materials)		6.125%	08/15/2016	28,000	29,470
Martin Marietta Materials, Inc. (Construction Materials)		4.250%	07/02/2024	21,000	22,017
Vulcan Materials Co. (Construction Materials)		7.000%	06/15/2018	15,000	17,063
Vulcan Materials Co. (Construction Materials)		7.500%	06/15/2021	14,000	16,800
Vulcan Materials Co. (Construction Materials)		4.500%	04/01/2025	61,000	61,915
Reliance Steel & Aluminum Co. (Metals & Mining)		4.500%	04/15/2023	15,000	15,153
Georgia-Pacific LLC (Paper & Forest Products)	(b)	3.163%	11/15/2021	42,000	43,053
Georgia-Pacific LLC (Paper & Forest Products)	(b)	3.600%	03/01/2025	65,000	66,632
					476,801
TELECOMMUNICATION SERVICES - 0.1%
Sprint Corp. (Wireless Telecom. Svs.)		7.250%	09/15/2021	46,000	46,230

UTILITIES - 0.1%
IPALCO Enterprises, Inc. (Electric Utilities)		5.000%	05/01/2018	26,000	27,560
Total Corporate Bonds (Cost $6,239,027)					$6,252,941

Preferred Stocks - 0.3%			Rate	Quantity	Value
FINANCIALS - 0.2%
Zions Bancorporation (Banks)	(e)		5.800%	30,000	$28,695
Charles Schwab Corp. Series A / The (Capital Markets)	(e)		7.000%	46,000	54,280
Ally Financial, Inc. (Consumer Finance)	(b)		7.000%	43	44,136
					127,111
HEALTH CARE - 0.1%
Actavis PLC (Pharmaceuticals)			5.500%	29	29,348
Total Preferred Stocks (Cost $154,780)					$156,459

Trust Preferred Securities - 0.2%			Rate	Quantity	Value
FINANCIALS - 0.2%
Citigroup Capital XIII (Banks)	(e)		7.875%	250	$6,630
Goldman Sachs Capital I (Capital Markets)			6.345%	77,000	95,966
Morgan Stanley Capital Trust III (Capital Markets)			6.250%	50	1,281
Total Trust Preferred Securities (Cost $98,970)					$103,877

Asset-Backed / Mortgage-Backed Securities - 1.6%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 0.5%
Applebee's Funding LLC / IHOP Funding LLC	(b)	4.277%	09/05/2044	$7,000	$7,245
CKE Restaurant Holdings, Inc.	(b)	4.474%	03/20/2043	48,500	50,072
DB Master Finance LLC 2015-1	(b)	3.262%	02/20/2045	50,000	50,478
Hilton U.S.A. Trust 2013-HLT	(b)	5.222%	11/05/2030	150,000	154,055
					261,850
FINANCIALS - 1.1%
AmeriCredit Automobile Receivables Trust 2012-4		2.680%	10/09/2018	100,000	100,982
AmeriCredit Automobile Receivables Trust 2012-4	(b)	3.820%	02/10/2020	145,000	148,599
Banc of America Commercial Mortgage Trust 2006-6		5.421%	10/10/2045	120,000	124,351
COMM 2007-C9 Mortgage Trust		5.650%	12/10/2049	10,000	10,631
Commercial Mortgage Trust 2007-GG11		5.867%	12/10/2049	75,000	81,177
GAHR Commericial Mortgage Trust 2015-NRF	(b)	3.382%	12/15/2019	10,000	9,892
LB-UBS Commercial Mortgage Trust 2007-C2		5.493%	02/15/2040	10,000	10,574
Santander Drive Auto Receivables Trust 2015-1		3.240%	04/15/2021	16,000	16,115
Wachovia Bank Commercial Mortgage Trust Series 2007-C30		5.383%	12/15/2043	57,681	61,168
Wachovia Bank Commercial Mortgage Trust Series 2007-C31		5.660%	04/15/2047	40,000	41,680
Wachovia Bank Commercial Mortgage Trust Series 2007-C33		5.964%	02/15/2051	25,621	27,015
					632,184
Total Asset-Backed / Mortgage-Backed Securities (Cost $895,278)					$894,034

U.S. Treasury Obligations - 13.3%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		0.625%	12/31/2016	$772,000	$773,810
U.S. Treasury Note		0.500%	01/31/2017	845,000	844,934
U.S. Treasury Note		0.875%	02/28/2017	4,000	4,025
U.S. Treasury Note		0.875%	07/15/2017	8,000	8,039
U.S. Treasury Note		1.000%	09/15/2017	1,000	1,007
U.S. Treasury Note		0.875%	10/15/2017	2,000	2,006
U.S. Treasury Note		1.000%	12/15/2017	269,000	270,429
U.S. Treasury Note		0.875%	01/31/2018	6,000	6,005
U.S. Treasury Note		1.375%	07/31/2018	239,000	241,763
U.S. Treasury Note		1.500%	08/31/2018	282,000	286,296
U.S. Treasury Note		1.375%	09/30/2018	933,000	942,768
U.S. Treasury Note		1.250%	10/31/2018	187,000	187,979
U.S. Treasury Note		1.625%	07/31/2019	162,000	164,405
U.S. Treasury Note		1.750%	09/30/2019	145,000	147,764
U.S. Treasury Note		1.500%	10/31/2019	214,000	215,638
U.S. Treasury Note		1.500%	11/30/2019	261,000	262,937
U.S. Treasury Note		1.625%	12/31/2019	220,000	222,750
U.S. Treasury Note		2.125%	09/30/2021	118,000	121,374
U.S. Treasury Note		2.125%	12/31/2021	163,000	167,597
U.S. Treasury Note		1.750%	05/15/2023	53,000	52,706
U.S. Treasury Note		2.500%	08/15/2023	183,000	192,593
U.S. Treasury Note		2.750%	11/15/2023	254,000	272,356
U.S. Treasury Note		2.500%	05/15/2024	134,000	140,752
U.S. Treasury Note		2.375%	08/15/2024	37,000	38,460
U.S. Treasury Note		2.250%	11/15/2024	727,000	747,333
U.S. Treasury Note		2.000%	02/15/2025	234,000	235,481
U.S. Treasury Note		3.750%	11/15/2043	199,000	248,641
U.S. Treasury Note		3.625%	02/15/2044	41,000	50,164
U.S. Treasury Note		3.375%	05/15/2044	40,000	46,891
U.S. Treasury Note		3.125%	08/15/2044	18,000	20,181
U.S. Treasury Note		2.500%	02/15/2045	325,000	322,207
Total U.S. Treasury Obligations (Cost $7,167,877)					$7,239,291

U.S. Government Agency Mortgage-Backed Securities - 5.0%		Rate	Maturity	Face Amount	Value
Freddie Mac Gold Pool		4.000%	08/01/2044	$95,553	$103,828
Freddie Mac Gold Pool		3.500%	07/01/2029	90,493	96,567
Freddie Mac Gold Pool		3.500%	09/01/2029	387,741	413,868
Freddie Mac Gold Pool		3.500%	02/01/2044	20,353	21,516
Fannie Mae Pool		3.500%	04/01/2044	7,485	7,927
Fannie Mae Pool		5.500%	05/01/2041	9,060	10,199
Fannie Mae Pool		3.500%	05/01/2044	53,871	57,165
Fannie Mae Pool		4.000%	06/01/2044	183,303	199,964
Fannie Mae Pool		3.500%	10/01/2029	29,994	31,959
Fannie Mae Pool		4.000%	09/01/2029	258,736	275,125
Fannie Mae Pool		5.000%	07/01/2044	259,594	296,503
Fannie Mae Pool		5.500%	07/01/2041	49,588	55,890
Fannie Mae Pool		3.500%	02/01/2045	56,071	59,396
Fannie Mae Pool		4.000%	06/01/2042	17,057	18,604
Fannie Mae Pool		4.000%	09/01/2042	9,530	10,394
Fannie Mae Pool		4.000%	12/01/2042	6,651	7,232
Fannie Mae Pool		3.500%	02/01/2043	69,445	73,571
Fannie Mae Pool		4.000%	07/01/2044	54,439	59,408
Fannie Mae Pool		4.000%	06/01/2029	7,637	8,121
Fannie Mae Pool		4.000%	08/01/2044	34,387	37,527
Fannie Mae Pool		3.500%	07/01/2042	40,813	43,221
Fannie Mae Pool		3.500%	01/01/2043	45,096	47,782
Fannie Mae Pool		3.500%	02/01/2043	44,705	47,355
Fannie Mae Pool		4.000%	07/01/2042	132,102	144,088
Fannie Mae Pool		4.000%	08/01/2042	7,836	8,548
Fannie Mae Pool		4.000%	08/01/2043	23,833	26,005
Fannie Mae Pool		5.500%	04/01/2040	355,524	402,229
Ginnie Mae II Pool		5.500%	05/20/2042	9,969	11,300
Ginnie Mae II Pool		5.500%	11/20/2037	6,756	7,539
Ginnie Mae I Pool		5.000%	05/15/2040	133,900	152,205
Total U.S. Government Agency Mortgage-Backed Securities (Cost $2,701,441)					$2,735,036

Purchased Options - 5.9%				Contracts (i)	Value
SPDR S&P 500 ETF Trust Put Option
Expiration: December 2016, Exercise Price: $190.00				148	$215,932
SPDR S&P 500 ETF Trust Put Option
Expiration: December 2016, Exercise Price: $195.00				109	176,907
SPDR S&P 500 ETF Trust Put Option
Expiration: December 2016, Exercise Price: $200.00				152	270,560
SPDR S&P 500 ETF Trust Put Option
Expiration: December 2016, Exercise Price: $205.00				116	233,972
SPDR S&P 500 ETF Trust Put Option
Expiration: December 2016, Exercise Price: $210.00				140	313,950
SPDR S&P 500 ETF Trust Put Option
Expiration: December 2016, Exercise Price: $215.00				155	386,415
SPDR S&P 500 ETF Trust Call Option
Expiration: December 2016, Exercise Price: $190.00				148	405,742
SPDR S&P 500 ETF Trust Call Option
Expiration: December 2016, Exercise Price: $195.00				104	251,628
SPDR S&P 500 ETF Trust Call Option
Expiration: December 2016, Exercise Price: $200.00				152	319,960
SPDR S&P 500 ETF Trust Call Option
Expiration: December 2016, Exercise Price: $205.00				116	209,844
SPDR S&P 500 ETF Trust Call Option
Expiration: December 2016, Exercise Price: $210.00				140	214,900
SPDR S&P 500 ETF Trust Call Option
Expiration: December 2016, Exercise Price: $215.00				155	201,190
Total Purchased Options (Cost $3,248,705)					$3,201,000

Other - 0.6%			Rate	Shares	Value
FINANCIALS - 0.6%
Bank of America Corp. (Banks) (Preferred Stock Depository Receipts)	(f)		8.000%	46,000	$49,392
Citigroup, Inc. (Banks) (Preferred Stock Depository Receipts)	(f)		5.800%	63,000	63,157
Wells Fargo & Co. (Banks) (Preferred Stock Depository Receipts)	(h)		6.625%	1,950	55,049
Morgan Stanley (Capital Markets) (Preferred Stock Depository Receipts)	(f)		5.550%	35,000	35,350
Morgan Stanley (Capital Markets) (Preferred Stock Depository Receipts)	(h)		7.125%	1,300	37,011
Morgan Stanley (Capital Markets) (Preferred Stock Depository Receipts)	(h)		6.875%	950	26,135
Discover Financial Services (Consumer Finance) (Preferred Stock Depository Receipts)	(g)		6.500%	1,475	38,232
Total Other (Cost $301,991)					$304,326

Money Market Funds - 15.4%				Shares	Value
Fidelity Institutional Money Market Funds Money Market Portfolio - Class I				4,000,000	$4,000,000
First American Prime Obligations Fund - Class Z				398,000	398,000
Short-Term Investments Trust - STIC Prime Portfolio				4,000,000	4,000,000
Total Money Market Funds (Cost $8,398,000)					$8,398,000

Total Investments - 99.3% (Cost $53,325,324)	(j)				$54,044,440
Other Assets in Excess of Liabilities - 0.7%	(k)				401,370
Net Assets - 100.0%					$54,445,810

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At March 31, 2015, the value of these securities totaled $1,939,245, or 3.6% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $575,933, or 1.1% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d) Security is a variable rate instrument in which the coupon rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Interest rates stated are those in effect at March 31, 2015.

(e) Security is a variable rate preferred stock or trust preferred security in which the dividend rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Dividend rates stated are those in effect at March 31, 2015.

(f) Security is a depository receipt in which each share represents a 1/25th interest in a share of the corresponding perpetual non-cumulative variable rate preferred stock. The dividend rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Dividend rates stated are those in effect at March 31, 2015.

(g) Security is a depository receipt in which each share represents a 1/40th interest in a share of the corresponding perpetual non-cumulative fixed rate preferred stock.

(h) Security is a depository receipt in which each share represents a 1/1,000th interest in a share of the corresponding perpetual non-cumulative variable rate preferred stock. The dividend rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Dividend rates stated are those in effect at March 31, 2015.

(i) 100 shares per contract.

(j) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

(k) Includes $690,443 of cash pledged as collateral for the following futures contracts outstanding at March 31, 2015:

Type	Description	Expiration	Number of contracts	Contract at value	Initial contract amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	S&P 500 E-mini	June 19, 2015	63	$6,491,520	$6,477,432	$14,088	$(46,620)
Long	10-Year U.S. Treasury Note	June 1, 2015	242	$31,195,313	$30,722,767	$472,546	$75,625
						$486,634	$29,005

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2015 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act"). The fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund consists of twenty-one separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

■	Equity Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities.

■	Money Market Portfolio - Maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments.

■	Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio – Long term growth of capital by investing at least 80% of its assets in securities of foreign companies.

■	Capital Appreciation Portfolio – Long-term capital growth by investing primarily in equity and equity related securities of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	International Small-Mid Company Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities of foreign small and mid-cap companies.

■	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.

■	Small Cap Growth Portfolio - Long-term capital appreciation by investing at least 80% of its net assets in stocks of small companies.

■	Mid Cap Opportunity Portfolio - Long-term total return by investing at least 80% of its net assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

■	S&P 500® Index Portfolio - Total return that approximates the total return of the Standard & Poor's 500® Index, at a risk level consistent with that of the Standard & Poor's 500® Index.

■	Strategic Value Portfolio - Growth of capital and income by investing primarily in high dividend yielding common stocks with dividend growth potential.

■	High Income Bond Portfolio - High current income by investing at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Ba or lower by Moody's, or BB or lower by Standard & Poor’s or Fitch.

■	Capital Growth Portfolio – Long-term capital appreciation by investing primarily in an actively managed portfolio of equity securities of small cap growth companies.

■	Nasdaq-100® Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100® Index. Unlike the other Portfolios of the Fund, the Nasdaq-100® Index Portfolio is a non-diversified portfolio for purposes of Section 5(b) of the 40 Act.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	Balanced Portfolio – Capital appreciation and income by investing normally up to 75% of its assets in equity securities of domestic and foreign securities of any market capitalization while maintaining a minimum of 25% of its assets in fixed income securities.

■	Target VIP Portfolio – Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Bristol Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Risk Managed Balanced Portfolio - Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 550 million of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares
Equity	25,000,000	Strategic Value	65,000,000
Money Market	55,000,000	High Income Bond	35,000,000
Bond	30,000,000	Capital Growth	5,000,000
Omni	10,000,000	Nasdaq-100® Index	25,000,000
International	30,000,000	Bristol	40,000,000
Capital Appreciation	25,000,000	Bryton Growth	30,000,000
International Small-Mid Company	7,000,000	Balanced	55,000,000
Aggressive Growth	7,000,000	Target VIP	10,000,000
Small Cap Growth	15,000,000	Bristol Growth	25,000,000
Mid Cap Opportunity	6,000,000	Risk Managed Balanced	15,000,000
S&P 500® Index	35,000,000

The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its Schedules of Investments:

Use of Estimates

The preparation of Schedules of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

Various investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 40 Act. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, other than Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions). Over-the-counter traded ADRs may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board.

Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.

Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund as well as the Fund’s Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of March 31, 2015:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Common Stocks**	$507,845,317	$-	$-
	Money Market Funds	5,259,000	-	-
		$513,104,317	$-	$-

Money Market *	Commercial Paper**	$-	$91,997,813	$-
	U.S. Government Agency Issues	-	9,000,000	-
	Money Market Funds	27,000,000	-	-
		$27,000,000	$100,997,813	$-

Bond	Corporate Bonds**	$-	$161,323,515	$-
	Asset-Backed Securities**	-	903,375	-
		$-	$162,226,890	$-

Omni	Common Stocks**	$32,527,279	$-	$-
	Corporate Bonds**	-	9,114,282	-
	Asset-Backed Securities**	-	100,375	-
	U.S. Treasury Obligations	-	512,250	-
	Money Market Funds	599,000	-	-
		$33,126,279	$9,726,907	$-

International	Common Stocks**	$9,562,355	$156,587,107	$-
	Rights**	26,540	-	-
	Money Market Funds	19,722,422	-	-
		$29,311,317	$156,587,107	$-

	Foreign currency contracts	$(822,106)	$-	$-
	Futures contracts	$135,768	$-	$-

Capital Appreciation	Common Stocks**	$429,894,479	$12,464,507	$-
	Money Market Funds	29,883,000	-	-
		$459,777,479	$12,464,507	$-

International Small-Mid Company	Common Stocks**	$10,250,909	$59,871,063	$-
	Exchange Traded Funds	377,182	-	-
	Money Market Funds	3,841,829	-	-
		$14,469,920	$59,871,063	$-

	Foreign currency contracts	$542,107	$-	$-

Aggressive Growth	Common Stocks**	$40,962,799	$-	$-
	Money Market Funds	921,000	-	-
		$41,883,799	$-	$-

Small Cap Growth	Common Stocks**	$217,368,971	$4,027,983	$-
	Money Market Funds	2,271,000	-	-
		$219,639,971	$4,027,983	$-

Mid Cap Opportunity	Common Stocks**	$87,141,609	$-	$-
	Money Market Funds	1,068,000	-	-
		$88,209,609	$-	$-

S&P 500® Index	Common Stocks**	$387,604,378	$-	$-
	Exchange Traded Funds	20,286,908	-	-
		$407,891,286	$-	$-

Strategic Value	Common Stocks**	$265,618,603	$64,106,377	$-
	Money Market Funds	3,021,000	-	-
		$268,639,603	$64,106,377	$-

High Income Bond	Corporate Bonds**	$-	$224,530,904	$-
	Common Stocks**	-	-	5,799
	Money Market Funds	2,335,000	-	-
		$2,335,000	$224,530,904	$5,799

Capital Growth	Common Stocks**	$75,864,472	$-	$-
	Money Market Funds	786,000	-	-
		$76,650,472	$-	$-

Nasdaq-100® Index	Common Stocks**	$123,748,155	$-	$-
	Exchange Traded Funds	5,643,264	-	-
		$129,391,419	$-	$-

Bristol	Common Stocks**	$236,242,607	$-	$-
	Money Market Funds	916,000	-	-
		$237,158,607	$-	$-

Bryton Growth	Common Stocks**	$181,610,578	$-	$-
	Money Market Funds	4,552,000	-	-
		$186,162,578	$-	$-

Balanced	Common Stocks**	$534,429,111	$-	$-
	Corporate Bonds**	-	160,735,461	-
	Preferred Stocks**	-	9,872,067	-
	Trust Preferred Securities**	4,946,604	16,632,315	-
	Asset-Backed / Mortgage-Backed Securities**	-	13,750,025	-
	U.S. Treasury Obligations	-	75,583,059	-
	Closed-End Mutual Funds	20,470,769	-	-
	Purchased Options	1,320,800	-	-
	Money Market Funds	22,659,000	-	-
		$583,826,284	$276,572,927	$-

	Written Options	$(297,000)	$-	$-

Target VIP	Common Stocks**	$54,812,392	$-	$-
	Money Market Funds	553,000	-	-
		$55,365,392	$-	$-

Bristol Growth	Common Stocks**	$125,685,944	$-	$-
	Money Market Funds	3,025,000	-	-
		$128,710,944	$-	$-

Risk Managed Balanced	Common Stocks**	$24,183,543	$575,933	$-
	Corporate Bonds**	-	6,252,941	-
	Preferred Stocks**	29,348	127,111	-
	Trust Preferred Securities**	7,911	95,966	-
	Asset-Backed / Mortgage-Backed Securities**	-	894,034	-
	U.S. Treasury Obligations	-	7,239,291	-
	U.S. Government Agency Mortgage-Backed Securities	-	2,735,036	-
	Purchased Options	447,467	2,753,533	-
	Other**	156,427	147,899	-
	Money Market Funds	8,398,000	-	-
		$33,222,696	$20,821,744	$-

	Futures contracts	$486,634	$-	$-

* At March 31, 2015, the Money Market Portfolio's investments, with the exception of money market funds, were valued using amortized cost, in accordance with rules under the 40 Act. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

** For detailed industry descriptions, see the accompanying Schedules of Investments.

As stated above, the value assigned to the Fund’s foreign securities will, in most cases, not be the quoted or published prices of the investments on their respective primary markets or exchanges. Securities that are priced using fair value estimates are categorized as Level 2 in the fair value hierarchy, whereas securities that do not meet the established criteria are categorized as Level 1. The valuation of a foreign security from one valuation period to the next may result in a transfer between Levels 1 and 2 if the degree of certainty that the local close price is not the liquid market price at the time of U.S. market close is not similar for both periods. The Fund’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

In the International Small-Mid Company Portfolio, there was a transfer of a security from Level 2 pricing at December 31, 2014, to Level 1 at March 31, 2015. This security was that Portfolio’s holdings of Ipsen SA common stock. The fair valuation service provider reported that this security did not meet the minimum predictability threshold to be fair valued at March 31, 2015, and was not fair valued in the current period, whereas in the prior period, the security met the threshold to be fair valued. The value of this holding was $648,566 and $660,269 at March 31, 2015 and December 31, 2014, respectively.

Below is a reconciliation that details the activity of securities in Level 3 during the three-month period ended March 31, 2015:

High Income Bond

Beginning Balance - January 1, 2015	$5,799
Total gains or losses (realized/unrealized):
Included in earnings (or changes in net assets)	-
Issuances	-
Settlements	-
Transfers out of Level 3 (due to availability of acitve market quotations or significant observable market inputs)	-
Transfers into Level 3 (due to lack of active market quotations or significant observable inputs)	-
Ending Balance – March 31, 2015	$5,799

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$-

The following table present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2015:

High Income Bond	Valuation Technique Used	Unobservable inputs	Input Values
Common Stock	Value of claim on the	Net enterprise value	$187,750
	enterprise value of	Share class claim on value	25%
	underlying company	# of share class total shares	24,990

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily, at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.

All Portfolios of the Fund may invest in securities of foreign issuers. Securities of foreign issuers that are purchased by the Money Market Portfolio are limited to 50% of that Portfolio’s assets and must be denominated in U.S. dollars and held in custody in the United States of America. The International and International Small-Mid Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of their respective assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its net assets in illiquid securities.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.

Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

Net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income and net capital gains from the remaining Portfolios are declared and paid to shareholders periodically as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund, excluding the Money Market Portfolio, may also fully or partially satisfy its distribution requirements by using consent dividends rather than cash dividends if consent dividends are authorized, these amounts will become taxable to the shareholders as if they were paid in cash. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income, whether by cash or consent dividends, sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund’s management and its tax agent, U.S. Bancorp Fund Services, LLC, perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Schedules of Investments. Differences between tax positions taken in a tax return and amounts recognized in the Schedules of Investments will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland (i.e., the last four tax year ends and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ Schedules of Investments.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.

Subsequent Events

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.

(3)	Financial Instruments

The Fund’s Portfolios, other than the Money Market Portfolio, may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

Options

A Portfolio may buy and write (i.e., sell) call and put options. In writing call options, the Portfolio gives the purchaser of the call option the right to purchase the underlying securities from the Portfolio at a specified “exercise” price at any time prior to the expiration of the option, normally within nine months. A Portfolio writes a covered call option when it owns the underlying securities and an uncovered call option when it does not. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. When a Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. Whenever a Portfolio has a written covered call option outstanding, the underlying securities will be segregated by the Custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the Portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights. Whenever a Portfolio has a written uncovered call option outstanding, it will segregate with the Custodian cash or liquid assets that, when added to the amounts deposited with the broker as margin, equal to the market value of the securities underlying the call option (but not less than the exercise price of the call option). To cover a written put option, the Portfolio writing the option deposits cash or liquid securities in a segregated account at the Custodian. In order to terminate its position as the writer or the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the purchase (if the Portfolio has written the option) or sale (if the Portfolio is the purchaser of the option) of an option on the same underlying securities and having the same exercise price and expiration date as the option previously written or purchased by the Portfolio.

When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The Balanced Portfolio wrote call options and purchased put options associated with the S&P 500 Index during the three-month period ended March 31, 2015 . These instruments were used by the Portfolio to provide a hedge against equity price risk. During a period in which the prices of the Portfolio’s common stocks may decline, these instruments are designed to increase in value, thus providing price accumulation gains that partially offset the price accumulation losses of the common stocks in the Portfolio.

The Balanced Portfolio’s written call options are collateralized by cash and/or securities held with the Portfolio’s prime broker and in segregated accounts at the Portfolio’s custodian. Such collateral holdings are restricted from use. The cash collateral or borrowings from the prime broker, if necessary, are included on the Statement of Assets and Liabilities. The securities pledged as collateral are noted as such on the Portfolio’s Schedules of Investments. Written and purchased options are non-income producing securities.

The Risk Managed Balanced Portfolio also purchased call and put options associated with the S&P 500 Index during the three-month period ended March 31, 2015. These instruments were used by the Portfolio to provide for the Portfolio’s stated risk management strategy.

Futures Contracts

A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500 Index or on narrow-based stock indexes. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.

The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the Sub-Advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.

At March 31, 2015, there were outstanding futures contracts in the International Portfolio. Details of these contracts are noted in that Portfolio’s Schedule of Investments. A portion of the International Portfolio’s cash holdings, as noted on the Portfolio’s Schedule of Investments, was pledged at March 31, 2015 as collateral for these contracts. These futures contracts were executed for the purpose of increasing exposure to an attractive equities market, beyond that evidenced by the Portfolio’s investment in common stocks, while maintaining a significant cash balance that could be used for potentially higher-than-average shareholder transactions. There were other index futures contracts that were executed and closed in the International Portfolio during the three-month period ended March 31, 2015. Those contracts were executed for similar purposes as the contracts outstanding at March 31, 2015.

At March 31, 2015, there were also outstanding futures contracts in the Risk Managed Balanced Portfolio. Details of these contracts are noted in that Portfolio’s Schedule of investments. A portion of Risk Managed Balanced Portfolio’s cash holdings, as noted on the Portfolio’s Schedule of Investments, was pledged at March 31, 2015 as collateral for these contracts. These futures contracts were used by the Portfolio to provide for the Portfolio’s stated risk management strategy. There were other index futures contracts that were executed and closed in the Risk Managed Balanced Portfolio during the three-month period ended March 31, 2015. Those contracts were executed for similar purposes as the contracts outstanding at March 31, 2015.

Foreign Currency Contracts

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. The International Portfolio, International Small-Mid Company Portfolio, Strategic Value Portfolio and High Income Bond Portfolio may engage in non-hedging related transactions to implement their investment strategies.

The Portfolios generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a Portfolio purchases or sells a security denominated in or exposed to a foreign currency, it may enter into a forward foreign currency contract (“forward contract”) for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a Portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the Portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of that Portfolio’s securities denominated in or exposed to such foreign currency. No Portfolio will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its assets denominated in or exposed to that currency. At the consummation of a forward contract for delivery by a Portfolio of a foreign currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of its securities denominated in such currency or through conversion of other Portfolio assets into such currency. It is impossible to forecast the market value of Portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary for the Portfolio to sell on the spot market some of the foreign currency received on the sale of its hedged security if the security’s market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

If the Portfolio retains the hedged security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described with respect to options and futures generally. In addition, settlement of currency options and futures contracts with respect to most currencies must occur at a bank located in the issuing nation. The ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. There is no assurance that the use of foreign currency hedging transactions can successfully protect a Portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. In addition, it must be remembered that these methods of protecting the value of a Portfolio’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Foreign currency contracts were executed in the International and International Small-Mid Company Portfolios in order to mitigate the effect that exchange rate volatility had on the valuation of the Portfolios’ investments that were either under-weighted or over-weighted in relation to the Portfolios’ respective benchmark indices. The International Portfolio was under-weighted in equity investments within Switzerland. That Portfolio, therefore, executed contracts to buy the Swiss Franc to mitigate the effects that volatility in that currency’s exchange rate might have otherwise had on the Portfolio’s performance relative to its benchmark. The International Portfolio was over-weighted in equity investments within Norway, Japan, and member states of the European Union and, therefore, executed contracts to sell the Norwegian Krone, Japanese Yen, and Euro in order to mitigate the effect that volatility in those exchange rates might have otherwise had on relative performance. The International Small-Mid Company Portfolio was over-weighted in equity investments within the member states of the European Union and, therefore, executed contracts to sell the Euro in order to mitigate the effect that volatility in that currency’s exchanges rates might have otherwise had on relative performance.

The Portfolios entered into other foreign currency contracts during the period for similar benchmark performance hedging purposes. The Portfolios also entered into contracts that were the inverse of previously executed contracts to effectively exit prior contracts earlier than stated contract delivery dates, as investment over-weights or under-weights were reduced, or as previously executed contracts resulted in an attractive return to the Portfolios.

The values and financial statement effects of derivative instruments that were not accounted for as hedging instruments as of, and for the three-month period ended March 31, 2015, were as follows:

The Portfolios may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar agreements with their derivative contract counterparties whereby the Portfolios may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables and create one single net payment. Under certain of the ISDA Master Agreements in place at March 31, 2015, the Portfolios are subject to master netting agreements (“MNA”) that allows for amounts owed between each Portfolio and the counterparty to their transactions to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The MNAs do not apply to amounts owed to or from different counterparties; further, certain of the MNAs limit offsetting for forward foreign currency contracts to amounts owed in the same currency and on the same exchange date.

For financial reporting purposes, the Portfolios offset derivative assets and liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Contracts Subject to Master Netting Agreements:

The following table presents the Portfolios’ derivative assets by counterparty, net of amounts available for offset under MNA as of March 31, 2015:

Portfolio	Counterparty	Currency	Exchange Date	Derivative Asset Subject to a MNA by Counterparty	Derivative Liability Available for Offset
International Small -Mid Company	Morgan Stanley Capital Services, Inc.	Euro	9/8/2014	$560,611	$(18,504)

The following table presents the Portfolios’ derivative liabilities by counterparty, net of amounts available for offset under MNA as of March 31, 2015:

Portfolio	Counterparty	Currency	Exchange Date	Derivative Liability Subject to a MNA by Counterparty	Derivative Asset Available for Offset
International Small -Mid Company	Morgan Stanley Capital Services, Inc.	Euro	9/8/2014	$(18,504)	18,504

(4)	Federal Income Tax Information

The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at March 31, 2015 for Federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	International Small- Mid Company
Gross unrealized:
Appreciation	$65,311,685	$9,449,695	$3,302,923	$20,753,957	$53,079,978	$16,705,126
Depreciation	(16,517,328)	(554,591)	(671,304)	(4,947,466)	(11,484,439)	(2,544,269)

Net unrealized appreciation (depreciation)	$48,794,357	$8,895,104	$2,631,619	$15,806,491	$41,595,539	$14,160,857
Aggregate cost of securities:	$464,309,960	$153,331,786	$40,221,567	$170,091,933	$430,646,447	$60,180,126

	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500® Index	Strategic Value	High Income Bond
Gross unrealized:
Appreciation	$7,634,641	$38,226,102	$17,609,159	$145,380,536	$43,570,795	$5,927,381
Depreciation	(469,242)	(7,680,673)	(2,009,342)	(8,505,959)	(15,108,809)	(4,901,805)

Net unrealized appreciation (depreciation)	$7,165,399	$30,545,429	$15,599,817	$136,874,577	$28,461,986	$1,025,576
Aggregate cost of securities:	$34,718,400	$193,122,525	$72,609,792	$271,016,709	$304,283,994	$225,846,127

	Capital Growth	Nasdaq-100® Index	Bristol	Bryton Growth	Balanced	Target VIP
Gross unrealized:
Appreciation	$20,319,768	$50,091,435	$21,803,839	$23,863,178	$65,134,280	$5,543,240
Depreciation	(2,819,155)	(1,432,528)	(4,997,141)	(4,271,013)	(24,933,273)	(2,372,486)

Net unrealized appreciation (depreciation)	$17,500,613	$48,658,907	$16,806,698	$19,592,165	$40,201,007	$3,170,754
Aggregate cost of securities:	$59,149,859	$80,732,512	$220,351,909	$166,570,413	$820,198,204	$52,194,638

	Bristol Growth	Risk Managed Balanced
Gross unrealized:
Appreciation	$14,402,231	$1,714,107
Depreciation	(1,785,681)	(1,519,992)

Net unrealized appreciation (depreciation)	$12,616,550	$194,115
Aggregate cost of securities:	$116,094,394	$53,850,325

(5)	Legal Matters

Effective December 20, 2013, the assets and liabilities of the Target Equity/Income Portfolio were acquired and assumed by the Target VIP Portfolio in exchange for shares of the Target VIP Portfolio (“the reorganization”).

In December 2007, prior to the reorganization, the Target Equity/Income Portfolio, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48 per share of consideration (the “Merger”). Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co., Inc., et. al., was initiated on October 22, 2010 (the “Creditor Trust Action”), in the Supreme Court of the State of New York in the County of New York but has subsequently been removed to the U.S. Bankruptcy Court for the Southern District of New York. The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. Holmes TTEE, et. al., was initiated on December 23, 2010 (the “Litigation Trust Action”), in the U.S. Bankruptcy Court for the Southern District of New York. Both actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger. The value of the proceeds to the fund totaled $1,772,400.

On January 4, 2012, the Fund was named in a second amended complaint in the Creditor Trust Action. On April 9, 2014, plaintiffs filed a third amended complaint. In response, on July 30, 2014, the defendant group, including the Fund, filed an omnibus motion to dismiss. The outcome of these proceedings on the Portfolio cannot be predicted.

As a result of the aforementioned reorganization involving the Target Equity/Income Portfolio, any future claims that may result from these complaints will be assumed by the Target VIP Portfolio as the Survivor Portfolio. Management of the Fund continues to assess the cases and has not yet determined the potential effect, if any, on the net asset value of the Target VIP Portfolio.

Also, in December 2007, the S&P 500® Index and Strategic Value Portfolios, shareholders of the Tribune Company, participated in a similar cash out merger in which shareholders received $34 per share of consideration. The value of the proceeds received by the S&P 500® Index and Strategic Value Portfolios, was $37,910 and $384,200, respectively. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the “Tribune Bankruptcy”).

The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al. (“FitzSimons”) was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. state courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the Strategic Value Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation ("MDL") in the U.S. District Court, Southern District of New York. Pursuant to a Court order dated September 7, 2012, certain defendants in the MDL, including the Fund, filed a motion to dismiss on November 6, 2012. The Court granted the motion to dismiss on September 23, 2013. Pending an appeal, only the actual fraudulent transfer claims as alleged in FitzSimons remain. The outcome of these proceedings on the two Portfolios of the Fund cannot be predicted. Management of the Fund continues to assess litigation matters and any offers of settlement.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ohio National Fund, Inc.

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President

Date May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President

Date   May 21, 2015

By (Signature and Title)	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer

Date   May 21, 2015